    As filed with the Securities and Exchange Commission on October 23, 1996
                                                    Registration Nos. 33-89028
                                                                        811-8964
--------------------------------------------------------------------------------
                     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.    20549
--------------------------------------------------------------------------------

                                  FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / /

                     Pre-Effective Amendment No.                      / /
                                                 -----

                    Post-Effective Amendment No.  2                   /X/
                                                 -----
                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              Amendment No.   3                       /X/
                                            ----

                          IL ANNUITY AND INSURANCE CO.
                          ----------------------------
                               SEPARATE ACCOUNT 1
                               ------------------
                           (Exact Name of Registrant)

                       IL ANNUITY AND INSURANCE COMPANY
                       --------------------------------
                              (Name of Depositor)

            2960 North Meridian Street, Indianapolis, Indiana 46208
            -------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (317) 927-6500


Name and Address of Agent for Service:                Copy to:

Margaret M. McKinney, Esq.                            Stephen E. Roth, Esquire
Vice President, General Counsel and Secretary         Sutherland, Asbill & Brennan, L.L.P.
Indianapolis Life Insurance Company                   1275 Pennsylvania Avenue, N.W.
2960 North Meridian Street                            Washington, D.C. 20004-2404
Indianapolis, Indiana 46208

                 Approximate date of proposed public offering:
   As soon as practicable after effectiveness of the Registration Statement.

                       DECLARATION PURSUANT TO RULE 24F-2
An indefinite amount of securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 in connection with the separate account. The Rule 24f-2 Notice for the fiscal year ending December 31, 1995 was filed with the Commission on February 23, 1996.

                             -------------------

         It is proposed that this filing will become effective:
              / / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on _____________ pursuant to paragraph (b) of Rule 485
              /X/ 60 days after filing pursuant to paragraph (a) of Rule 485
              / / on _____________ pursuant to paragraph (a) of the Rule 485

                             CROSS REFERENCE SHEET
                              Pursuant to Rule 495


                 Showing location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of information required by Form N-4.

                                     PART A

ITEM OF FORM N-4                                                           PROSPECTUS CAPTION

1.       Cover Page             . . . . . . . . . . . . . . . . . . . .    Cover Page

2.       Definitions            . . . . . . . . . . . . . . . . . . . .    Definitions

3.       Synopsis               . . . . . . . . . . . . . . . . . . . .    Fee Table; Summary

4.       Condensed Financial
         Information            . . . . . . . . . . . . . . . . . . . .    Appendix I:  Condensed Financial
                                                                               Information; How to Review Investment
                                                                               Performance of the Variable Accounts

5.       General Description of Registrant,
         Depositor and Portfolio Companies

         (a)     Depositor      . . . . . . . . . . . . . . . . . . . .    About IL Annuity and Insurance Company
         (b)     Registrant     . . . . . . . . . . . . . . . . . . . .    IL Annuity and Insurance Co. Separate
                                                                           Account 1
         (c)     Portfolio Company  . . . . . . . . . . . . . . . . . .    The Portfolios
         (d)     Fund Prospectus  . . . . . . . . . . . . . . . . . . .    The Portfolios
         (e)     Voting Rights  . . . . . . . . . . . . . . . . . . . .    Voting Rights
         (f)     Administrators . . . . . . . . . . . . . . . . . . . .    N/A

6.       Deductions and Expenses

         (a)     General        . . . . . . . . . . . . . . . . . . . .    Fees and Charges; Summary
         (b)     Sales Load     . . . . . . . . . . . . . . . . . . . .    Fees and Charges; Summary
         (c)     Special Purchase Plan  . . . . . . . . . . . . . . . .    Fees and Charges
         (d)     Commissions    . . . . . . . . . . . . . . . . . . . .    Other Information
         (e)     Expenses - Registrant  . . . . . . . . . . . . . . . .    Fees and Charges; Summary
         (f)     Fund Expenses  . . . . . . . . . . . . . . . . . . . .    Fees and Charges
         (g)     Organizational Expenses  . . . . . . . . . . . . . . .    N/A

7.       Contracts

         (a)     Persons with Rights  . . . . . . . . . . . . . . . . .    Summary; The Portfolios; The Pay-In Period, Payout
                                                                               Period; Voting Rights; Death
                                                                               Benefit
         (b)     (i)   Allocation of
                       Premium Payments   . . . . . . . . . . . . . . .    Summary; Pay-In Period; Other Information
                 (ii)  Transfers      . . . . . . . . . . . . . . . . .    Summary; Transfers
                 (iii) Exchanges      . . . . . . . . . . . . . . . . .    Transfers

         (c)     Changes              . . . . . . . . . . . . . . . . .    The Portfolios; Other Information

Item of Form N-4                                                           Prospectus Caption
----------------                                                           ------------------




         (d)     Inquiries            . . . . . . . . . . . . . . . . .    Cover page; Other Information

8.       Annuity Period               . . . . . . . . . . . . . . . . .    Summary; Payout Period

9.       Death Benefit                . . . . . . . . . . . . . . . . .    Death Benefits

10.      Purchases and Contract Value

         (a)     Purchases            . . . . . . . . . . . . . . . . .    Summary; Transfers; Pay-In Period
         (b)     Valuation            . . . . . . . . . . . . . . . . .    Definitions; Pay-In Period
         (c)     Daily Calculation    . . . . . . . . . . . . . . . . .    Definitions; Pay-In Period
         (d)     Underwriter          . . . . . . . . . . . . . . . . .    Other Information

11.      Redemptions

         (a)     - By Owners          . . . . . . . . . . . . . . . . .    Summary; Transfers; Withdrawals; Payout
                                      . . . . . . . . . . . . . . . . .        Period; Federal Tax Matters
                 - By Annuitant       . . . . . . . . . . . . . . . . .    Summary; Transfers; Withdrawals; Payout
                                      . . . . . . . . . . . . . . . . .        Period; Federal Tax Matters
         (b)     Texas ORP            . . . . . . . . . . . . . . . . .    N/A
         (c)     Check Delay          . . . . . . . . . . . . . . . . .    Other Information
         (d)     Lapse                . . . . . . . . . . . . . . . . .    Contract Loans
         (e)     Free Look            . . . . . . . . . . . . . . . . .    Summary; Pay-In Period

12.      Taxes                . . . . . . . . . . . . . . . . . . . . .    Summary; Federal Tax Matters

13.      Legal Proceedings    . . . . . . . . . . . . . . . . . . . . .    Legal Proceedings

14.      Table of Contents for the
         Statement of Additional Information  . . . . . . . . . . . . .    Statement of Additional Information Table of
                                                                             Contents

                                     PART B

ITEM OF FORM N-4                                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION

15.      Cover Page           . . . . . . . . . . . . . . . . . . . . .    Cover Page

16.      Table of Contents    . . . . . . . . . . . . . . . . . . . . .    Table of Contents

17.      General Information and
         History              . . . . . . . . . . . . . . . . . . . . .    About IL Annuity and Insurance Company; IL
                                                                               Annuity and Insurance Co. Separate
                                                                               Account 1; the Portfolios (Prospectus)
18.      Services

         (a)     Fees and Expenses of
                 Registrant . . . . . . . . . . . . . . . . . . . . . .    Fees and Charges (Prospectus)
         (b)     Management Contracts . . . . . . . . . . . . . . . . .    Termination of Participation Agreements
         (c)     Custodian    . . . . . . . . . . . . . . . . . . . . .    Safekeeping of Account Assets
                 Independent
                 Auditors     . . . . . . . . . . . . . . . . . . . . .    Experts
         (d)     Assets of Registrant . . . . . . . . . . . . . . . . .    About IL Annuity and Insurance Co. Separate
                              . . . . . . . . . . . . . . . . . . . . .        Account 1 (Prospectus)
         (e)     Affiliated Persons . . . . . . . . . . . . . . . . . .    About IL Annuity and Insurance Company
                                                                           (Prospectus)
         (f)     Principal Underwriter  . . . . . . . . . . . . . . . .    Distribution of the Contracts

19.      Purchase of Securities
                 Being Offered  . . . . . . . . . . . . . . . . . . . .    Distribution of the Contracts
                 Offering Sales Load  . . . . . . . . . . . . . . . . .    N/A

20.      Underwriters         . . . . . . . . . . . . . . . . . . . . .    Distribution of the Contracts

21.      Calculation of Performance
                 Data         . . . . . . . . . . . . . . . . . . . . .    Calculation of Historical Performance Data;
                                                                               How to Review Investment Performance of
                                                                               the Variable Accounts (Prospectus)

22.      Annuity Payments     . . . . . . . . . . . . . . . . . . . . .    Variable Annuity Payments; Payout Period
                                                                               (Prospectus)

23.      Financial Statements . . . . . . . . . . . . . . . . . . . . .    Financial Statements

                          PART C -- OTHER INFORMATION

ITEM OF FORM N-4                                                           PART C CAPTION

24.      Financial Statements
         and Exhibits         . . . . . . . . . . . . . . . . . . . . .    Financial Statements and Exhibits

         (a)     Financial Statements . . . . . . . . . . . . . . . . .    (a)  Financial Statements
         (b)     Exhibits     . . . . . . . . . . . . . . . . . . . . .    (b)  Exhibits


25.      Directors and Officers
         of the Depositor     . . . . . . . . . . . . . . . . . . . . .    Directors and Officers of IL Annuity and
                                                                             Insurance Company

26.      Persons Controlled By or
         Under Common Control with
         the Depositor or Registrant  . . . . . . . . . . . . . . . . .    Persons Controlled By or Under Common
                                                                               Control with the Depositor or Registrant

27.      Number of Contractowners . . . . . . . . . . . . . . . . . . .    Number of owners

28.      Indemnification      . . . . . . . . . . . . . . . . . . . . .    Indemnification

29.      Principal Underwriters . . . . . . . . . . . . . . . . . . . .    Principal Underwriter

30.      Location of Accounts
         and Records          . . . . . . . . . . . . . . . . . . . . .    Location of Books and Records

31.      Management Services  . . . . . . . . . . . . . . . . . . . . .    Management Services

32.      Undertakings         . . . . . . . . . . . . . . . . . . . . .    Undertakings and Representations

         Signature Page                                                    Signatures

                IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                           VISIONARY VARIABLE ANNUITY

                          PROSPECTUS DATED MAY 1, 1996


                 This document is incorporated by reference to the Prospectus filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of IL Annuity and Insurance Co. Separate Account 1, File No. 33-89028 (April 26, 1996).

                        SUPPLEMENT DATED JULY 2, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

               IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                          VISIONARY VARIABLE ANNUITY


         This supplement is intended to be used with the prospectus dated May 1, 1996. This supplement, together with the prospectus and any supplements previously furnished to you, constitute a current prospectus for the Visionary Variable Annuity.

         The Dollar Cost Averaging Service and the Automatic Account Balancing Service are now available on a monthly, as well as quarterly, basis.

                           --------------------------

         The following sentence replaces the first sentence in the section on page 25 of the Prospectus entitled "Dollar-Cost Averaging":

                 If elected at the time of the application or at any time thereafter before the Annuity Commencement Date by Written Request, an Owner may systematically or automatically transfer (on a monthly or quarterly basis) specified dollar amounts from one or more Variable Accounts or the Fixed Account to one or more other Variable Accounts.

                           --------------------------

         The following sentence replaces the first sentence in the section on page 33 of the Prospectus entitled "Dollar-Cost Averaging":

                 An Owner may elect to automatically transfer (on a monthly or quarterly basis) specified dollar amounts from the Fixed Account (as well as one or more Variable Accounts) to one or more Variable Accounts.

                           --------------------------

         The following sentence replaces the first sentence in the section on page 25 of the Prospectus entitled "Automatic Account Balancing Service":

                 If elected at the time of the application or requested at any time thereafter before the Annuity Commencement Date by Written Request, an Owner may instruct the Company to automatically transfer (on a monthly or quarterly basis) Contract Value among specified Variable Accounts in order to match the Owner's currently effective Premium Payment allocation schedule.

                        SUPPLEMENT DATED JULY 2, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

                IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                           VISIONARY VARIABLE ANNUITY

                     For Residents of the State of Maryland


         This supplement is intended to be used with the prospectus dated May 1, 1996. This supplement, together with the prospectus and any supplements previously furnished to you, constitute a current prospectus for the Visionary Variable Annuity.

         The following information supplements footnote 1 of the Expense Table on page 8 of the Prospectus, as well as the second paragraph of the section on page 13 of the Prospectus entitled "Withdrawal Charge (Contingent Deferred Sales Charge)":

         For Maryland Owners 58 years of age and older on the date the Contract is issued, the maximum withdrawal charge is 7% of the amount withdrawn during the first two Contract Years, declining to 6.5% for withdrawals made during the third Contract Year, and 6% during the fourth Contract Year. Thereafter, the Withdrawal Charges decreases by 1% for each subsequent Contract Year until it is zero in year ten.


                           --------------------------


         The following chart replaces the chart on page 34 of the Prospectus in the section entitled "Charge for Partial or Full Withdrawal":


==============================================================================================
        Age 57 or under                                 Age 58 or older
        ---------------                                 ---------------
----------------------------------------------------------------------------------------------
   Contract    Charge as % of     Contract       Charge as %      Contract      Charge as %
     Year        Withdrawal         Year        of Withdrawal       Year       of Withdrawal
----------------------------------------------------------------------------------------------
     1-6             7%              1-2             7%              7               3%
      7              6%               3             6.5%             8               2%
      8              4%               4              6%              9               1%
      9              2%               5              5%              10              0%
      10             0%               6              4%
==============================================================================================

                     SUPPLEMENT DATED SEPTEMBER 18, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

                IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                           VISIONARY VARIABLE ANNUITY

                      For Residents of the State of Texas


         This supplement is intended to be used with the prospectus dated May 1, 1996. This supplement, together with the prospectus and any supplements previously furnished to you, constitute a current prospectus for the Visionary Variable Annuity.

         The following information supplements footnote 1 of the Expense Table on page 8 of the Prospectus, as well as the second paragraph of the section on page 13 of the Prospectus entitled "Withdrawal Charge (Contingent Deferred Sales Charge)":

         For Texas Owners 58 years of age and older on the date the Contract is issued, the maximum withdrawal charge is 7% of the amount withdrawn during the first two Contract Years, declining to 6.5% for withdrawals made during the third Contract Year, and 6% during the fourth Contract Year. Thereafter, the Withdrawal Charges decreases by 1% for each subsequent Contract Year until it is zero in year ten.


                           --------------------------


         The following chart replaces the chart on page 34 of the Prospectus in the section entitled "Charge for Partial or Full Withdrawal":


==============================================================================================
        Age 57 or under                                Age 58 or older
        ---------------                                ---------------
----------------------------------------------------------------------------------------------
   Contract    Charge as % of     Contract       Charge as %      Contract      Charge as %
     Year        Withdrawal         Year        of Withdrawal       Year       of Withdrawal
----------------------------------------------------------------------------------------------
     1-6             7%              1-2             7%              7               3%
      7              6%               3             6.5%             8               2%
      8              4%               4              6%              9               1%
      9              2%               5              5%              10              0%
      10             0%               6              4%
==============================================================================================

                       SUPPLEMENT DATED JULY 19, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

                IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                           VISIONARY VARIABLE ANNUITY


         This supplement is intended to be used with the prospectus dated May 1, 1996. This supplement, together with the prospectus and any supplements previously furnished to you, constitute a current prospectus for the Visionary Variable Annuity.

                           --------------------------

         The following paragraph is added as the sixth paragraph in the section on page 26 of the prospectus entitled "FULL AND PARTIAL WITHDRAWALS":

                 Systematic Withdrawal Program. The Systematic Withdrawal Program provides an automatic monthly or quarterly payment to you, the Owner, from the amounts you have accumulated in the Variable Accounts and/or the Fixed Account. The minimum amount you may withdraw is $100. To use the program, you must maintain a $1,000 balance in your Contract. You may elect to participate in the Systematic Withdrawal Program at any time before the Annuity Commencement Date by sending a Written Request to the Annuity Service Center of IL Annuity (we or us). Once you elect the program, it remains in effect unless the balance in your Contract drops below $1,000. You may cancel the program at any time by sending us a Written Request or by calling us by telephone if we have your telephone authorization form on file.

                 We will assess a Withdrawal Charge on each withdrawal made during the first nine Contract Years, unless the amount you withdraw under the Systematic Withdrawal Program qualifies as a Free Withdrawal Amount. (See "Withdrawal Charge -- Free Withdrawal Amount.") We do not deduct any other charges for this program.

                 All Systematic Withdrawals will be paid to you on the same day each month, provided that day is a Valuation Day. If it is not, then payment will be made on the next Valuation Day. Systematic withdrawals may be taxable, subject to withholding, and subject to a 10% penalty tax. (See "Federal Tax Matters.") We reserve the right to discontinue offering the Systematic Withdrawal Program at any time and for any reason.

                      SUPPLEMENT DATED OCTOBER 18, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

                IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                           VISIONARY VARIABLE ANNUITY

         This supplement is intended to be used with the prospectus dated May 1, 1996. This supplement, together with the prospectus and any supplements previously furnished to you, constitute a current prospectus for the Visionary Variable Annuity contract ("Contract").

         This supplement applies only to Contracts sold on or after October 18, 1996 and may not be available in all states.

                           --------------------------

         The following definitions replace the definitions of "Eligible Variable Account" and "Maturity Benefit" on pages 3 and 4 of the Prospectus.

                 ELIGIBLE PREMIUM PAYMENT -- That part of a Premium Payment that the Owner initially allocated to a particular Eligible Variable Account at the time of payment, provided payment was made at least ten (10) years prior to the Maturity Benefit Date. (See "Maturity Benefit.")

                 ELIGIBLE VARIABLE ACCOUNT -- Currently all Variable Accounts except the Van Eck Gold and Natural Resources Variable Account. (See "Maturity Benefit.")

                 MATURITY BENEFIT -- If the Contract is in the accumulation phase on the Maturity Benefit Date, the Maturity Benefit for a particular Eligible Variable Account is equal to: (a) the sum of the Eligible Premium Payments for that particular Eligible Variable Account; MINUS (b) a percentage of any transfer or withdrawal from that Eligible Variable Account; and MINUS (c) the value of that Eligible Variable Account on the Maturity Benefit Date. (See "Maturity Benefit.")

                           --------------------------

         The following sentence replaces the second sentence in the section entitled "Transfers" on page 11 of the Prospectus:

                 If the Owner transfers Contract Value from an Eligible Variable Account, the transfer will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based.

                           --------------------------

         The following replaces the section on pages 12 and 13 of the Prospectus entitled "Maturity Benefit":

                 If the Contract is in the accumulation phase on the Maturity Benefit Date, IL Annuity will calculate the Maturity Benefit for each Eligible Variable Account in which the Owner has value as of that date. The Maturity Benefit will be credited to the Contract Value of an Eligible Variable Account only if the value of the Eligible Variable Account on the Maturity Benefit Date is less than: (a) the sum of the Eligible Premium Payments for such Eligible Variable Account, MINUS (b) a percentage of all prior withdrawals and transfers from such Eligible Variable Account.

                 Eligible Premium Payments are those Premium Payments that initially were allocated to a particular Eligible Variable Account at the time of payment, provided the payment was made at least ten (10) years prior to the Maturity Benefit Date.

                 On the Maturity Benefit Date, the Maturity Benefit to be credited to each Eligible Variable Account is equal to: (a) the sum of the Eligible Premium Payments for that particular Eligible Variable Account; MINUS (b) a percentage of all prior withdrawals and transfers from that Eligible Variable Account; MINUS (c) the value of that Eligible Variable Account as of the Maturity Benefit Date.

                 The Maturity Benefit Date is the later of the Annuitant's age 70 and 10 years after the Date of Issue. If the Contract is owned by Joint Owners who are spouses at the time one Joint Owner dies, the Maturity Benefit Date will become the date the surviving spouse attains age 70. If the Contract is owned by Joint Owners who are not spouses and one of them dies before the Maturity Benefit Date, the Maturity Benefit is not available to the sole surviving Owner. The Eligible Variable Accounts currently include all Variable Accounts except the Van Eck Gold and Natural Resources Variable Account.

                 The Maturity Benefit will not be credited to Contract Value if the Owner chooses an Annuity Commencement Date that is earlier than the Maturity Benefit Date.

                 Transfers and withdrawals from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

                           --------------------------

         The second full paragraph on page 21 of the Prospectus is replaced with the following paragraph:

                 The Company will continue to pay a Maturity Benefit on Premium Payments allocated to an Eligible Variable Account if: (a) the Portfolio underlying an Eligible Variable Account changes its investment objective; (b) the Company determines that an investment in the Portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the Separate Account; or (c) shares of a Portfolio underlying an Eligible

         Variable Account are no longer available for investment by the Separate Account and IL Annuity is forced to redeem all shares of the Portfolio held by the Eligible Variable Account.

                           --------------------------

         The second full paragraph in the section on page 24 of the Prospectus entitled "TRANSFER PRIVILEGES" is replaced with the following paragraph:

                 If the Owner transfers Contract Value from an Eligible Variable Account, the transfer will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

                           --------------------------

         The following sentence is added at the end of section on page 25 of the Prospectus entitled "Dollar-Cost Averaging":

                 Dollar-Cost Averaging from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

                           --------------------------

         The following sentence is added at the end of section on page 25 of the Prospectus entitled "Automatic Account Balancing Service":

                 Automatic Account Balancing from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

                           --------------------------

         The third full paragraph in the section on page 26 of the Prospectus entitled "Partial Withdrawals" is replaced with the following paragraph:

                 If the Owner withdraws Contract Value from an Eligible Variable Account, the withdrawal will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

                           --------------------------

         The following replaces the section on pages 29 and 30 of the Prospectus entitled "Maturity Benefit":

                 If the Contract is in the accumulation phase on the Maturity Benefit Date, IL Annuity will calculate the Maturity Benefit for each Eligible Variable Account in which the Owner has value. The Maturity Benefit will be credited to the Contract Value of an Eligible Variable Account only if the value of the Eligible Variable Account on the Maturity Benefit Date is less than: (a) the sum of the Eligible Premium Payments for such Eligible Variable Account, MINUS (b) a percentage of all prior withdrawals and transfers from the Eligible Variable Account.

                 Eligible Premium Payments are those Premium Payments that initially were allocated to a particular Eligible Variable Account at the time of payment, provided the payment was made at least ten (10) years prior to the Maturity Benefit Date.

                 The Maturity Benefit to be credited to each Eligible Variable Account on the Maturity Benefit Date is equal to: (a) the sum of the Eligible Premium Payments for that particular Eligible Variable Account; MINUS (b) a percentage of all prior withdrawals and transfers from that Eligible Variable Account; MINUS (c) the value of that Eligible Variable Account on the Maturity Benefit Date.

                 The Maturity Benefit Date is the later of the Annuitant's age 70 and 10 years after the Date of Issue. If the Contract is owned by Joint Owners who are spouses at the time one Joint Owner dies, the Maturity Benefit Date will become the date the surviving spouse attains age 70. If the Contract is owned by Joint Owners who are not spouses and one of the Joint Owners dies before the Maturity Benefit Date, the Maturity Benefit is not available to the sole surviving Owner. Eligible Variable Accounts are those Variable Accounts shown on the specifications page of the Contract which invest in Funds which, in turn, invest primarily in stocks, equity securities, bonds or money market instruments. Currently, all Variable Accounts, except the Van Eck Gold and Natural Resources Variable Account, are Eligible Variable Accounts.

                 The Maturity Benefit will not be credited to Contract Value if the Owner chooses an Annuity Commencement Date that is earlier than the Maturity Benefit Date.

                 A TRANSFER OR A PARTIAL WITHDRAWAL OF PREMIUM PAYMENTS OUT OF AN ELIGIBLE VARIABLE ACCOUNT WILL REDUCE THE AMOUNT OF ELIGIBLE PREMIUM PAYMENTS HELD IN THE ELIGIBLE VARIABLE ACCOUNT IN THE SAME PROPORTION AS THE TRANSFER OR WITHDRAWAL REDUCED THE VALUE OF THE ELIGIBLE VARIABLE ACCOUNT. EXAMPLES #3, 4 AND 6 BELOW ILLUSTRATE HOW THIS FEATURE OF THE MATURITY BENEFIT WORKS.

                 For purposes of calculating the value of an Eligible Variable Account, the Company deems all transfers and withdrawals to be first a withdrawal of Premium Payments, then of earnings. Transfers out of an Eligible Variable Account include transfers resulting from Dollar Cost Averaging or Automatic Account Balancing; withdrawals out of an Eligible Variable Account include withdrawals resulting from the Systematic Withdrawal Payments.

         The following examples illustrate how the Maturity Benefit works:

         Example #1:

                 Suppose an Owner buys a Contract with a single Premium Payment of $50,000 at age 55 and immediately allocates the $50,000 to an Eligible Variable Account. The Owner does not withdraw or transfer any amounts from the Eligible Variable Account. As of the Maturity Benefit Date (which is fifteen years later when the Owner is age 70), the $50,000 qualifies as an Eligible Premium Payment because it was made fifteen years prior to the Maturity Benefit Date and so it meets the requirement that payment be made ten years prior to the Maturity Benefit Date.

                 On the Maturity Benefit Date (Owner's age 70), IL Annuity will calculate the Maturity Benefit for the Eligible Variable Account. IL Annuity will total the value of all Eligible Premium Payments in the Eligible Variable Account -- in this case $50,000. If the value of the Eligible Variable Account on the Maturity Benefit Date is less than $50,000, IL Annuity will automatically credit the difference to Contract Value.

         Example #2:

                 Assume the same facts as in Example #1, except that the Owner specifies an Annuity Commencement Date of age 65 and begins to receive payments under one of the payout options available under the Contract. At age 70 (the Maturity Benefit Date), IL Annuity does not calculate the Maturity Benefit and does not credit a Maturity Benefit to Contract Value. By selecting an Annuity Commencement Date (age 65) that is earlier than the Maturity Benefit Date (age 70), the Owner forfeited all eligibility for the Maturity Benefit.

         Example #3:

                 Assume the same facts as in Example #1, except that the Owner transfers $40,000 from the Eligible Variable Account at age 69. At that time, the total value of the Eligible Variable Account is $100,000. The transfer of $40,000 reduced the value of the Eligible Variable Account by 40% ($40,000/$100,000 = .40). No additional transfers or withdrawals are made prior to the Maturity Benefit Date. On the Maturity Benefit Date, the sum of the Eligible Premium Payments is $50,000 and is reduced by 40% to take into account the transfer at age 69 ($50,000 X .40 = $20,000), leaving $30,000 ($50,000 - $20,000 = $30,000). If on the Maturity Benefit
         Date the value of the Eligible Variable Account is less than $30,000, IL Annuity will automatically credit the difference to Contract Value.

         Example #4:

                 Assume the same facts as in Example #1, except that at age 65 the Owner deposits (or transfers) an additional $50,000 Premium Payment into the Eligible Variable Account. At age 69, when the value of the Eligible Variable Account is $150,000, the Owner withdraws $40,000. The withdrawal reduced the value of the Eligible Variable Account by 26.667% ($40,000/$150,000 = .26667). No additional transfers or withdrawals are made before the Maturity Benefit Date.
         On the Maturity Benefit Date, the sum of Eligible Premium Payments is $50,000. (The second Premium Payment of $50,000 does not qualify as an Eligible Premium Payment because it was made only five years prior to the Maturity Benefit Date and does not meet the requirement that payment be made ten years prior to the Maturity Benefit Date.) This sum is then reduced by 26.667% to take into account the transfer at age 69 ($50,000 X .26667 = $13,333.33), leaving $36,666.67 ($50,000 -
         $13,333.33 = $36,666.67). If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $36,666.67, IL Annuity will automatically credit the difference to Contract Value.

         Example #5:

                 Assume the Owner deposits Premium Payments of $5,000 per year into the same Eligible Variable Account beginning at age 55 until the Maturity Benefit Date. By age 70, the Owner had paid $75,000 in Premium Payments and had taken no withdrawals or transfers. The sum of the Eligible Premium Payments on the Maturity Benefit Date (age 70) is $25,000 because only the five Premium Payments made prior to age 60 ($5,000 X 5 = $25,000) meet the requirement that payment be made ten years prior to the Maturity Benefit Date. If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $25,000, IL Annuity will automatically credit the difference to Contract Value.

         Example #6:

                 Assume the same facts as in Example #5, except that the Owner transfers $10,000 out of the Eligible Variable Account at age 68 when the value of the Eligible Variable Account is $100,000. The transfer reduced the value of the Eligible Variable Account by 10% ($10,000/$100,000 = .10). The next year, the Owner withdraws $9,000 when the value of the Eligible Variable Account is $90,000. The withdrawal reduced the value of the Eligible Variable

         Account by 10% ($9,000/$90,000 = .10). No additional transfers or withdrawals are made prior to the Maturity Benefit Date. On the Maturity Benefit Date the sum of the Eligible Premium Payments ($25,000) is reduced by 20% to take into account both the 10% transfer at age 68 and the 10% withdrawal at age 69 ($25,000 x .20 = $5,000), leaving $20,000 ($25,000 - $5,000 = $20,000). If on the Maturity
         Benefit Date the value of the Eligible Variable Account is less than $20,000, IL Annuity will automatically credit the difference to Contract Value.

         Example #7:

                 Spousal Joint Owners: If the Contract is owned by Joint Owners who are spouses at the time one of the Joint Owners dies, the surviving spouse may continue the Contract. The Maturity Benefit Date will become the date the surviving spouse attains age 70. On that date, IL Annuity will calculate the Maturity Benefit for each Eligible Variable Account with value.

         Example #8:

                 If the Contract is owned by Joint Owners who are not spouses and one of the Joint Owners dies, the Maturity Benefit is not available to the sole surviving Owner.

         The Company will continue to pay a Maturity Benefit on Premium Payments allocated to an Eligible Variable Account if: (a) the Portfolio underlying an Eligible Variable Account changes its investment objective; (b) the Company determines that an investment in the Portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the Separate Account; or (c) shares of a Portfolio underlying an Eligible Variable Account are no longer available for investment by the Separate Account and IL Annuity is forced to redeem all shares of the Portfolio held by the Eligible Variable Account.

                               PROSPECTUS FOR THE
                                VISIONARY CHOICE

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
     MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   Issued by
                        IL ANNUITY AND INSURANCE COMPANY
                           2960 North Meridian Street
                          Indianapolis, Indiana 46208
                           Telephone: (317) 927-6500
                                        (800) XXX-XXXX

     This prospectus describes the VISIONARY CHOICE variable annuity, an individual deferred variable annuity contract (the "Contract") being offered by IL Annuity and Insurance Company (the "Company," "we," "us," or "our"). Under the terms of the Contract, we promise to pay the Annuitant a series of income payments in the form of annuity payments starting on the Annuity Start Date you choose. (You will be the Annuitant unless you state otherwise.) Until the Annuity Start Date, the Contract is in the Pay-in Period and allows you to accumulate assets on a tax-deferred basis for retirement and other long-term purposes. VISIONARY CHOICE may be available to you when you participate in a retirement plan that qualifies for deferral of federal income taxes. Non-Qualified Contracts are also available.

     You may direct your Premium Payments, as well as any value accumulated under your Contract, to one or more of 15 Variable Accounts of the IL Annuity and Insurance Co. Separate Account 1 (the "Separate Account") and/or to the Fixed Account. The money you place in the Fixed Account will earn interest at a rate guaranteed by the Company to equal or exceed 3% annually. The money you place in a Variable Account will be invested solely in an investment portfolio ("Portfolio") of a mutual fund ("Fund"). The value of the assets you place in the Variable Accounts will vary according to the investment performance of the Portfolios. Currently you may choose among 15 Portfolios of 7 Funds:

           The Alger American Fund:
           MidCap Growth Portfolio and Small Capitalization Portfolio

           Fidelity Variable Insurance Products ("VIP") Fund and Fidelity VIP Fund II:
           Equity-Income Portfolio, Growth Portfolio, Money Market Portfolio, Asset Manager Portfolio, Contrafund Portfolio, Index 500 Portfolio and Investment Grade Bond Portfolio

           OCC Accumulation Trust:
           Managed Portfolio and Small Cap Portfolio

           T. Rowe Price Fixed Income Series, Inc.:
           Limited-Term Bond Portfolio

           T. Rowe Price International Series, Inc.:
           International Stock Portfolio

           Van Eck Worldwide Insurance Trust:
           Gold and Natural Resources Portfolio and Worldwide Balanced Portfolio

You bear the entire investment risk on the assets you place in the Variable Accounts. This means that, depending on market conditions, you may increase or lose the principal you have invested in any of these Portfolios.

     With the VISIONARY CHOICE, you choose one of two withdrawal charge options at the time you complete your application. You also choose, at no additional charge, either an enhanced death benefit option or a maturity benefit option. And, if your initial Premium Payment is $100,000 or more, you may choose one of two free withdrawal options on your application. Once you choose your option, you may not change it.

     THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUNDS.

     This prospectus contains important information about the Contract and the Separate Account that you should know before investing. Additional information about the Contract and the Separate Account is contained in the Statement of Additional Information ("SAI") that has been filed with the Securities and Exchange Commission. The SAI has the same date as this prospectus and is legally a part of this prospectus. The table of contents for the SAI is on page of this prospectus. You may obtain a free copy of the SAI by writing to us at the address shown above or by calling [1-800-XXX-XXXX].

     PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The Contract is not available in all states.

     Unlike bank and credit union accounts, Contract Value invested in the Separate Account is not insured. Investment of Contract Value in the Separate Account involves certain risks including possible loss of Premium Payments. Separate Account Value is not deposited in or guaranteed by any bank or credit union and is not guaranteed by any government agency.

               The date of this prospectus is             , 1997

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
DEFINITIONS...........................................................................    2
FEE TABLE.............................................................................    5
SUMMARY OF THE VISIONARY CHOICE CONTRACT..............................................   13
ABOUT IL ANNUITY AND THE SEPARATE ACCOUNT.............................................   17
THE PORTFOLIOS........................................................................   18
THE PAY-IN PERIOD.....................................................................   21
TRANSFERS BETWEEN INVESTMENT OPTIONS..................................................   24
FEES AND CHARGES......................................................................   25
THE PAYOUT PERIOD.....................................................................   29
WITHDRAWAL OF CONTRACT VALUE..........................................................   31
CONTRACT LOANS........................................................................   32
DEATH BENEFITS........................................................................   33
THE MATURITY BENEFIT..................................................................   35
THE FIXED ACCOUNT.....................................................................   37
HOW TO REVIEW INVESTMENT PERFORMANCE OF THE VARIABLE ACCOUNTS.........................   39
VOTING RIGHTS.........................................................................   41
FEDERAL TAX MATTERS...................................................................   41
OTHER INFORMATION.....................................................................   46
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..........................   49
APPENDIX I: CONDENSED FINANCIAL INFORMATION...........................................  A-1

                                  DEFINITIONS

ACCUMULATION UNIT -- An accounting measure we use to calculate the value of a Variable Account during the Pay-in Period.

ANNUITANT -- You are the Annuitant, unless you state otherwise in your application. The Annuitant is the person or persons whose life (or lives) determines the dollar amount of the annuity payments that will be paid under the Contract. If the Annuitant dies before the Annuity Start Date, we will pay a death benefit. The maximum number of joint annuitants is two. Provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant. The Annuitant named in the application may not be changed.

ANNUITY START DATE -- The date when the Annuitant will begin to receive annuity payments. (You are the Annuitant, unless you tell us otherwise at the time of your application.) If you own a Non-Qualified Contract, we will ask you to select an Annuity Start Date. If you do not select a date, the Annuity Start Date is either the Annuitant's age 70 or 10 years after the Date of Issue, whichever is later. If you own a Qualified Contract, the Annuity Start Date is fixed at the Annuitant's age 70 1/2.

ANNUITY UNIT -- An accounting measure we use to calculate the value of your annuity payments if you choose to receive annuity payments from the Variable Accounts.

BENEFICIARY -- The person you name to receive the death benefit if the Owner or Annuitant dies before the Annuity Start Date.

BUSINESS DAY -- Each day on which the New York Stock Exchange is open for business, except for the holidays listed in this prospectus under "Holidays" and except for any day on which the Portfolio in which a Variable Account invests does not value its shares.

THE CODE -- The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE," "US," "OUR") -- IL Annuity and Insurance Company, a Massachusetts stock life insurance company.

CONTRACT ANNIVERSARY -- The same month and day as the Date of Issue in each calendar year during which the Contract is in force.

CONTRACT FEE -- During the Pay-in Period, we will deduct this charge from your Contract Value at the end of each contract quarter and on the date you fully withdraw all value from the Contract. We use the Contract Fee to cover our cost of providing certain administrative services related to the Contracts and the Separate Account.

CONTRACT VALUE -- The total amount you have accumulated under the Contract. It is the sum of the Separate Account Value and the Fixed Account Value.

CONTRACT YEAR -- A twelve-month period that we measure from the anniversary of the Date of Issue. The first Contract Year begins on the Date of Issue.

DATE OF ISSUE -- The date we issue your Contract. It is shown on the specifications page of the Contract and is the date on which the first Contract Year begins.

DEATH BENEFIT ANNIVERSARY -- Every third Contract Anniversary beginning on the Date of Issue.

DUE PROOF OF DEATH -- Proof of death that is satisfactory to us. Such proof may consist of the following if acceptable to us: (a) a certified copy of the death record; (b) a certified copy of a court decree reciting a finding of death; (c) any other proof satisfactory to us.

ELIGIBLE PREMIUM PAYMENT -- That part of a Premium Payment that you initially allocated to a particular Eligible Variable Account at the time of payment, provided you made the payment at least ten (10) years prior to the Maturity Benefit Date. (See "Maturity Benefit.")

ELIGIBLE VARIABLE ACCOUNT -- Currently all Variable Accounts except the Van Eck Gold and Natural Resources Variable Account. (See "Maturity Benefit.")

ENHANCED DEATH BENEFIT -- If you elect the three-year stepped-up Enhanced Death Benefit option at the time of purchase, the Enhanced Death Benefit will equal the greater of: (a) the Contract Value as of the date we receive due proof of the deceased's death and payment instructions; or (b) the highest Contract Value on any Death Benefit Anniversary preceding the date the death benefit is determined, plus any Premium Payments and minus any withdrawals and charges incurred between such Death Benefit Anniversary and the date the death benefit is determined.

FIXED ACCOUNT -- Part of our General Account to which you may apportion Net Premium Payments and to which you may transfer assets under the Contract. The Fixed Account provides guarantees of principal and interest. Special limits apply to transfers of Contract Value to and from the Fixed Account. (See "Fixed Account.")

FIXED ACCOUNT CURRENT RATE -- The interest rate contained in a schedule of rates we set from time to time. The rate of interest we will credit to the initial Premium Payment, if allocated to the Fixed Account, is shown on the specifications page of the Contract.

FIXED ACCOUNT VALUE -- The value of your Contract in the Fixed Account before the Annuity Start Date.

FUNDS -- Each of (i) The Alger American Fund; (ii) Fidelity VIP Fund; (iii) Fidelity VIP Fund II; (iv) OCC Accumulation Trust; (v) T. Rowe Price Fixed Income Series, Inc.; (vi) T. Rowe Price International Series, Inc.; and (vii) Van Eck Worldwide Insurance Trust. Each Variable Account invests in a separate investment portfolio ("Portfolio") of a Fund. Each Fund is either an open-end management investment company or a unit investment trust.

GENERAL ACCOUNT -- The account that contains all of our assets other than those held in the separate accounts.

MATURITY BENEFIT -- If you elect the Maturity Benefit option at the time of purchase and if the Contract is in the Pay-in Period on the Maturity Benefit Date, the Maturity Benefit for a particular Eligible Variable Account is equal to: (a) the sum of the Eligible Premium Payments for that particular Eligible Variable Account; MINUS (b) a percentage of any transfer or withdrawal from that Eligible Variable Account; and MINUS (c) the value of that Eligible Variable Account on the Maturity Benefit Date. (See "Maturity Benefit.")

MATURITY BENEFIT DATE -- The Annuitant's age 70 or 10 years after the Date of Issue, whichever is later. If the Contract is owned by Joint Owners who are spouses at the time one Joint Owner dies, the Maturity Benefit Date will become the date the surviving spouse attains age 70.

NET PREMIUM PAYMENT -- A Premium Payment minus any applicable premium tax.

NON-QUALIFIED CONTRACT -- A Contract that is not a "Qualified Contract."

OWNER ("YOU" OR "YOUR") -- The person(s) who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract. The term also includes any person designated as a Joint Owner. The maximum number of Joint Owners is two. Joint Owners are not permitted under Qualified Contracts.

PAYEE -- The person or persons entitled to receive annuity payments. You may name a "Successor Payee" to receive any guaranteed annuity payments after the death of the sole surviving Payee.

PAY-IN PERIOD -- The period of time that begins when your Contract is issued and continues until the date you begin to receive annuity payments on the Annuity Start Date. The Pay-in Period will also end if you fully withdraw your Contract before the Annuity Start Date.

PAYOUT PERIOD -- The period of time during which you will receive in a steady stream of annuity payments the money you have accumulated under your Contract. It begins on the Annuity Start Date.

PAYOUT OPTION -- The arrangement under which annuity payments are made to you. You may choose to have your annuity payments made on a fixed, a variable, or a combination payout basis.

PORTFOLIO -- The separate investment portfolios of the Funds. The Portfolios currently offered through the Contract are listed on the front cover of this prospectus.

PREMIUM PAYMENT YEAR -- The twelve-month period beginning on the date we receive any Premium Payment. It is used to calculate the Withdrawal Charge if you choose the Date of Premium Payment Withdrawal Charge Option.

QUALIFIED CONTRACT -- A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under Sections 401, 403(b), or 408 of the Code.

SEC -- U.S. Securities and Exchange Commission.

SEPARATE ACCOUNT -- IL Annuity and Insurance Co. Separate Account 1. It is not part of our General Account. The Separate Account is divided into Variable Accounts, each of which invests solely in shares of a Portfolio of a Fund.

SEPARATE ACCOUNT VALUE -- The value of the Contract in the Separate Account before the Annuity Start Date.

SERVICE CENTER -- The office of                      , an administrator that
provides administrative service for the Contracts. The mailing address for the
Service Center is                      .

SURRENDER VALUE -- The Contract Value MINUS (1) any applicable Withdrawal Charges; MINUS (2) any premium taxes not previously deducted; and MINUS (3) the Contract Fee. For a 403(b) Qualified Contract, the outstanding loan amount, if any, is also deducted from Contract Value.

VARIABLE ACCOUNT -- A subdivision of the Separate Account. A Variable Account invests solely in the shares of a designated Portfolio of a Fund.

WRITTEN REQUEST -- A written notice or request in a form satisfactory to us that is signed by you and received at the Service Center.

                                   FEE TABLE

     The following expense information assumes that you have invested your entire Contract Value in the Separate Account.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Withdrawal Charge (as a percentage of Premium Payments withdrawn(1)............  7.0%
Transfer Fee(2) (No charge for first 12 transfers in a Contract Year; thereafter, $25 fee per transfer)....................................................................  $ 0
Contract Fee ($7.50 per quarter, annualized)(3)........................................  $30

SEPARATE ACCOUNT ANNUAL EXPENSES
     (as a percentage of Separate Account Value)

Mortality and Expense Risk Charge.....................................................  1.25%
Administrative Expense Charge.........................................................  0.15%
     Total Separate Account Annual Expenses...........................................  1.40%

INVESTMENT PORTFOLIO ANNUAL EXPENSES
     (as a percentage of average daily net assets of a Portfolio after expense cap or reimbursement)

                                                     MANAGEMENT FEES    OTHER EXPENSES     TOTAL ANNUAL
                                                       (INVESTMENT          (AFTER        EXPENSES (AFTER
                 NAME OF PORTFOLIO                   ADVISORY FEES)     REIMBURSEMENT)    REIMBURSEMENT)
---------------------------------------------------  ---------------    --------------    ---------------
Alger American Fund
  MidCap Growth Portfolio..........................        0.80%             0.10%              0.90%
  Small Capitalization Portfolio...................        0.85%             0.07%              0.92%
Fidelity VIP Fund
  Equity Income Portfolio..........................        0.51%             0.10%              0.61%
  Growth Portfolio.................................        0.61%             0.09%              0.70%
  Money Market Portfolio...........................        0.24%             0.09%              0.33%
Fidelity VIP Fund II
  Asset Manager Portfolio(4).......................        0.71%             0.10%              0.81%
  Contrafund Portfolio(4)..........................        0.61%             0.12%              0.73%
  Index 500 Portfolio(5)...........................        0.00%             0.28%              0.28%
  Investment Grade Bond Portfolio..................        0.45%             0.14%              0.59%
OCC Accumulation Trust
  Managed Portfolio(6).............................        0.80%             0.14%              0.94%
  Small Cap Portfolio(6)...........................        0.80%             0.20%              1.00%
T. Rowe Price Fixed Income Series, Inc.
  Limited-Term Bond Portfolio(7)...................        0.70%             0.00%              0.70%
T. Rowe Price International Series, Inc.
  International Stock Portfolio(7).................        1.05%             0.00%              1.05%
Van Eck Worldwide Insurance Trust
  Gold and Natural Resources Portfolio.............        1.00%             0.21%              1.21%
  Worldwide Balanced Portfolio(8)..................        0.00%             0.00%              0.00%

     Premium taxes are not shown here, but may be charged by some states. (See "Premium Taxes".)

     The purpose of the fee table is to assist you in understanding the costs and expenses that you will pay directly or indirectly when you invest in the Contract. The table reflects the actual charges and expenses for the Separate Account and the Portfolios for the year ended December 31, 1995. For a more complete description of these charges and expenses, see "Fees and Charges" in this prospectus and the prospectus for each Portfolio that is attached to this prospectus.

(1) In any Contract Year, you may withdraw a portion of your Contract Value without incurring a Withdrawal Charge. This amount is called the Free Withdrawal Amount. If your initial Premium Payment is less than

    $100,000, the Free Withdrawal Amount is 10% of Contract Value each year, as determined at the beginning of the Contract Year. If you do not withdraw the full 10% in any Contract Year, the remaining amount does not roll over to the next Contract Year. If your initial Premium Payment is $100,000 or more, the Free Withdrawal Amount will depend on the Free Withdrawal Option you choose at the time you purchase your Contract. If you choose the CUMULATIVE 10% OPTION, you may withdraw up to 10% of your Contract Value as of the beginning of each Contract Year and we will not charge you a Withdrawal Charge on that amount. If you do not withdraw the full 10% in any one Contract Year, the remaining percentage may be rolled over to the next Contract Year, up to a maximum of 50% after 5 years, as determined as of the beginning of each Contract Year. If you choose the EARNINGS OPTION, you may withdraw all your Contract earnings at any time without incurring a Withdrawal Charge. (See "Fees and Charges -- Withdrawal Charge.")

  The Contract also gives you a choice between two Withdrawal Charge options. If you choose the DATE OF ISSUE WITHDRAWAL CHARGE OPTION, we will calculate the Withdrawal Charge from the Date of Issue. Under this option, we will deduct the Withdrawal Charge from all withdrawals of Premium Payments that occur during the first nine Contract Years and that are greater than the Free Withdrawal Amount. No Withdrawal Charge is deducted from full or partial withdrawals that occur in Contract Years ten and later. For the first six Contract Years, the Withdrawal Charge is 7% of the amount withdrawn, decreasing to 6% in the seventh Contract Year, and declining by 2% for each subsequent Contract Year until it is zero in Contract Year ten.

  If you choose the DATE OF PREMIUM PAYMENT WITHDRAWAL CHARGE OPTION, we will calculate the Withdrawal Charge from the date you make a Premium Payment. Under this option, we will deduct a Withdrawal Charge from all withdrawals of Premium Payments that we have held for less than seven years and that are greater than the Free Withdrawal Amount. Premium Payments withdrawn during the first year after receipt by us are subject to a 7% Withdrawal Charge, decreasing by 1% annually until it is zero in Premium Payment Year eight. (See "Fees and Charges -- Withdrawal Charge.")

(2) We will not charge you a transfer fee on the first twelve transfers in a Contract Year. We will charge a $25 fee for each transfer you make after the twelfth during a Contract Year.

(3) We will not charge a Qualified Contract for the Contract Fee. We also currently will not charge a Non-Qualified Contract for the Contract Fee once the total Premium Payments you have paid equals $100,000.

(4) A portion of the brokerage commissions paid by the Asset Manager and Contrafund Portfolios was used to reduce Portfolio expenses, so that Total Annual Portfolio Expenses in 1995 after the reduction were 0.79% for Asset Manager and 0.72% for Contrafund.

(5) The expenses for the Fidelity Index 500 Portfolio were voluntarily reduced by the Fund's investment adviser. Absent reimbursements, Management Fee, Other Expenses and Total Annual Portfolio Expenses would have been 0.28%, 0.19% and 0.47%, respectively.

(6) The Total Annual Portfolio Expenses of the OCC Accumulation Trust Portfolios as of December 31, 1995 have been restated to reflect new Management Fee and expense limitation arrangements in effect as of May 1, 1996. Effective May 1, 1996, the Total Annual Portfolio Expenses of the Managed and Small Cap Portfolios of the OCC Accumulation Trust are contractually limited by OpCap Advisors so that their respective annualized operating expenses do not exceed 1.25% of their respective average daily net assets. Furthermore, through April 30, 1997, the annualized operating expenses of the Managed and Small Cap Portfolios will be voluntarily limited by OpCap Advisors so that annualized operating expenses of these Portfolios do not exceed 1.00% of their respective average daily net assets. Without such voluntary expense limitations, and taking into account the revised contractual provisions effective May 1, 1996 concerning management fees and expense limitations, the Management Fees, Other Expenses and Total Annual Portfolio Expenses incurred for the fiscal year ended December 31, 1995 would have been: .80%, .14% and .94%, respectively, for the Managed Portfolio; and .80%, .39% and 1.19%, respectively, for the Small Cap Portfolio.

(7) The Limited-Term Bond Portfolio pays T. Rowe Price an annual all-inclusive fee of 0.70% based on its average daily net assets. The International Stock Portfolio pays Rowe Price-Fleming International, Inc.

    ("Price-Fleming") an annual all-inclusive fee of 1.05% based on its average daily net assets. These fees pay for investment management services and other operating costs of the Portfolios.

(8) The Worldwide Balanced Portfolio's expenses were voluntarily reduced by the Portfolio's investment adviser. Absent such reimbursement, Management Fees, Other Expenses, and Total Annual Portfolio Expenses would have been 0.75%, 0.60%, and 1.35%, respectively. Other Expenses of 0.60% are based on a net asset estimation of $30 million.

EXAMPLES

     (NOTE: The examples shown below are entirely hypothetical. They are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.)

     Examples 1 through 3 show expenses for Contracts with a DATE OF ISSUE WITHDRAWAL CHARGE OPTION.

          Examples: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the changes and expenses listed on the Fee Table above.

             1. If you fully withdraw all Contract Value at the end of the stated time period:

                             NAME OF PORTFOLIO                   1 YEAR    3 YEARS
            ---------------------------------------------------  ------    -------
            Alger American Fund
            MidCap Growth Portfolio............................  $88.01    $139.49
            Small Capitalization Portfolio.....................  $88.22    $140.12
            Fidelity VIP Fund
            Equity-Income Portfolio............................  $84.96    $130.29
            Growth Portfolio...................................  $85.91    $133.15
            Money Market Portfolio.............................  $82.03    $121.35
            Fidelity VIP Fund II
            Asset Manager Portfolio............................  $87.06    $136.64
            Contrafund Portfolio...............................  $86.22    $134.10
            Index 500 Portfolio................................  $81.50    $119.74
            Investment Grade Bond Portfolio....................  $84.76    $129.65
            OCC Accumulation Trust
            Managed Portfolio..................................  $88.43    $140.76
            Small Cap Portfolio................................  $89.06    $142.65
            T. Rowe Price Fixed Income Series
            Limited-Term Bond Portfolio........................  $85.91    $133.15
            T. Rowe Price International Series
            International Stock Portfolio......................  $89.58    $144.23
            Van Eck Worldwide Insurance Trust
            Gold and Natural Resources Portfolio...............  $91.26    $149.27
            Worldwide Balanced Portfolio.......................  $78.57    $110.74

             2. If you do not fully withdraw all Contract Value and do not annuitize the Contract:

                             NAME OF PORTFOLIO                    1 YEAR    3 YEARS
            ----------------------------------------------------  ------    -------
            Alger American Fund
            MidCap Growth Portfolio.............................  $25.01    $ 76.85
            Small Capitalization Portfolio......................  $25.22    $ 77.48
            Fidelity VIP Fund
            Equity-Income Portfolio.............................  $21.96    $ 67.69
            Growth Portfolio....................................  $22.91    $ 70.53
            Money Market Portfolio..............................  $19.03    $ 58.79
            Fidelity VIP Fund II
            Asset Manager Portfolio.............................  $24.06    $ 74.01
            Contrafund Portfolio................................  $23.22    $ 71.48
            Index 500 Portfolio.................................  $18.50    $ 57.19
            Investment Grade Bond Portfolio.....................  $21.76    $ 67.05
            OCC Accumulation Trust
            Managed Portfolio...................................  $25.43    $ 78.11
            Small Cap Portfolio.................................  $26.06    $ 79.99
            T. Rowe Price Fixed Income Series
            Limited-Term Bond Portfolio.........................  $22.91    $ 70.53
            T. Rowe Price International Series
            International Stock Portfolio.......................  $26.58    $ 81.56
            Van Eck Worldwide Insurance Trust
            Gold and Natural Resources Portfolio................  $28.26    $ 86.58
            Worldwide Balanced Portfolio........................  $48.23    $ 48.23

             3. If you elect to annuitize the Contract at the end of the stated period under a payout plan with at least 10 years of guaranteed payments or with a life contingency:

                             NAME OF PORTFOLIO                    1 YEAR    3 YEARS
            ----------------------------------------------------  ------    -------
            Alger American Fund
            MidCap Growth Portfolio.............................  $25.01    $ 76.85
            Small Capitalization Portfolio......................  $25.22    $ 77.48
            Fidelity VIP Fund
            Equity-Income Portfolio.............................  $21.96    $ 67.69
            Growth Portfolio....................................  $22.91    $ 70.53
            Money Market Portfolio..............................  $19.03    $ 58.79
            Fidelity VIP Fund II
            Asset Manager Portfolio.............................  $24.06    $ 74.01
            Contrafund Portfolio................................  $23.22    $ 71.48
            Index 500 Portfolio.................................  $18.50    $ 57.19
            Investment Grade Bond Portfolio.....................  $21.76    $ 67.05
            OCC Accumulation Trust
            Managed Portfolio...................................  $25.43    $ 78.11
            Small Cap Portfolio.................................  $26.06    $ 79.99
            T. Rowe Price Fixed Income Series
            Limited-Term Bond Portfolio.........................  $22.91    $ 70.53
            T. Rowe Price International Series
            International Stock Portfolio.......................  $26.58    $ 81.56
            Van Eck Worldwide Insurance Trust
            Gold and Natural Resources Portfolio................  $28.26    $ 86.58
            Worldwide Balanced Portfolio........................  $48.23    $ 48.23

     Examples 4-6 show examples for Contracts with the DATE OF PREMIUM PAYMENT WITHDRAWAL OPTION.

     Examples: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses listed on the Fee Table above:

4. If you fully withdraw all Contract Value at the end of the stated time period:

                             NAME OF PORTFOLIO                   1 YEAR    3 YEARS
            ---------------------------------------------------  ------    -------
            Alger American Fund
            MidCap Growth Portfolio............................  $88.01    $121.59
            Small Capitalization Portfolio.....................  $88.22    $122.23
            Fidelity VIP Fund
            Equity-Income Portfolio............................  $84.96    $112.40
            Growth Portfolio...................................  $85.91    $115.26
            Money Market Portfolio.............................  $82.03    $103.47
            Fidelity VIP Fund II
            Asset Manager Portfolio............................  $87.06    $118.75
            Contrafund Portfolio...............................  $86.22    $116.21
            Index 500 Portfolio................................  $81.50    $101.87
            Investment Grade Bond Portfolio....................  $84.76    $111.76
            OCC Accumulation Trust
            Managed Portfolio..................................  $88.43    $122.86
            Small Cap Portfolio................................  $89.06    $124.75
            T. Rowe Price Fixed Income Series
            Limited-Term Bond Portfolio........................  $85.91    $115.26
            T. Rowe Price International Series
            International Stock Portfolio......................  $89.58    $126.33
            Van Eck Worldwide Insurance Trust
            Gold and Natural Resources Portfolio...............  $91.26    $131.36
            Worldwide Balanced Portfolio.......................  $78.57    $ 92.88

             5. If you do not fully withdraw all Contract Value and do not annuitize the Contract:

                             NAME OF PORTFOLIO                    1 YEAR    3 YEARS
            ----------------------------------------------------  ------    -------
            Alger American Fund
            MidCap Growth Portfolio.............................  $25.01    $ 76.85
            Small Capitalization Portfolio......................  $25.22    $ 77.48
            Fidelity VIP Fund
            Equity-Income Portfolio.............................  $21.96    $ 67.69
            Growth Portfolio....................................  $22.91    $ 70.53
            Money Market Portfolio..............................  $19.03    $ 58.79
            Fidelity VIP Fund II
            Asset Manager Portfolio.............................  $24.06    $ 74.01
            Contrafund Portfolio................................  $23.22    $ 71.48
            Index 500 Portfolio.................................  $18.50    $ 57.19
            Investment Grade Bond Portfolio.....................  $21.76    $ 67.05
            OCC Accumulation Trust
            Managed Portfolio...................................  $25.43    $ 78.11
            Small Cap Portfolio.................................  $26.06    $ 79.99
            T. Rowe Price Fixed Income Series
            Limited-Term Bond Portfolio.........................  $22.91    $ 70.53
            T. Rowe Price International Series
            International Stock Portfolio.......................  $26.58    $ 81.56
            Van Eck Worldwide Insurance Trust
            Gold and Natural Resources Portfolio................  $28.26    $ 86.58
            Worldwide Balanced Portfolio........................  $15.57    $ 48.23

             6. If you elect to annuitize the Contract at the end of the stated period under a payout plan with at least 10 years of guaranteed payments or with a life contingency:

                             NAME OF PORTFOLIO                    1 YEAR    3 YEARS
            ----------------------------------------------------  ------    -------
            Alger American Fund
            MidCap Growth Portfolio.............................  $25.01    $ 76.85
            Small Capitalization Portfolio......................  $25.22    $ 77.48
            Fidelity VIP Fund
            Equity-Income Portfolio.............................  $21.96    $ 67.69
            Growth Portfolio....................................  $22.91    $ 70.53
            Money Market Portfolio..............................  $19.03    $ 58.79
            Fidelity VIP Fund II
            Asset Manager Portfolio.............................  $24.06    $ 74.01
            Contrafund Portfolio................................  $23.22    $ 71.48
            Index 500 Portfolio.................................  $18.50    $ 57.19
            Investment Grade Bond Portfolio.....................  $21.76    $ 67.05
            OCC Accumulation Trust
            Managed Portfolio...................................  $25.43    $ 78.11
            Small Cap Portfolio.................................  $26.06    $ 79.99
            T. Rowe Price Fixed Income Series
            Limited-Term Bond Portfolio.........................  $22.91    $ 70.53
            T. Rowe Price International Series
            International Stock Portfolio.......................  $26.58    $ 81.56
            Van Eck Worldwide Insurance Trust
            Gold and Natural Resources Portfolio................  $28.26    $ 86.58
            Worldwide Balanced Portfolio........................  $15.57    $ 48.23

     The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples reflect the annualized Contract Fee of $30 assessed on an average Contract Value of $34,179. This translates the Contract Fee into a .09% charge for the purposes of the examples based on a $1,000 investment.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.

     There is a table of Condensed Financial Information that contains the accumulated unit value history of the Separate Account. That table is found in Appendix A -- Condensed Financial Information.

                    SUMMARY OF THE VISIONARY CHOICE CONTRACT

     Purchasing Your Contract. The VISIONARY CHOICE Contract is an individual deferred variable annuity issued by IL Annuity and Insurance Company. You may purchase this Contract with $1,000 or more under most circumstances. We will not issue a Contract if you are older than 85 on the Date of Issue.

     The Contract provides a means for investing on a tax-deferred basis. This means that you will not be taxed on earnings or appreciation in your Contract until you withdraw your money. The Contract may be sold in connection with retirement plans, some of which may qualify for special federal tax treatment under the Code. (See "The Pay-In Period -- Issuing Your Contract.")

     Cancellation -- The 10 Day Free-Look Period. You have the right to cancel the Contract for any reason within 10 days after you receive it (or within 20 days if the Contract is replacing another annuity contract or insurance policy). The Contract must be returned to our Service Center. Your Written Request to cancel the Contract must accompany the Contract. The returned Contract will be treated as if it were never issued. In certain states you may have more than 10 days to return the Contract for a refund. The amount that we refund will vary according to state requirements. If we are required by state law to refund your original Premium Payment, we will allocate your initial Premium Payment to the Money Market Variable Account during the Free-Look Period. (See "The Pay-In Period -- Cancellation -- The 10-Day Free-Look Period.")

     Premium Payments. A Premium Payment is the money you pay us to buy the Visionary Choice Contract. The Contract generally gives you the flexibility to make Premium Payments as often as you like, although you may choose to make only a single Premium Payment. After you buy the Contract, you may send us Premium Payments of $1,000 or more at any time during the Pay-in Period, so long as they do not exceed two times the amount of your initial Premium Payment in any year. We generally will not accept total Premium Payments in excess of $250,000. We reserve the right to waive these limitations. (See "Premium Payments.")

     Designating Your Investment Options. When you purchase your Contract, we will ask you to provide us with written instructions telling us how to allocate your Premium Payments among the Portfolios of the Variable Accounts and the Fixed Account. You may place your Premium Payments in one or more Variable Accounts and/or the Fixed Account, subject to certain restrictions. (See "The Pay-In Period.")

     Transfers. During the Pay-in Period, you may transfer your Contract Value from the Variable Accounts and the Fixed Account to other Variable Account(s) and the Fixed Account, subject to certain restrictions. (See "Transfers Between Investment Options.") If you transfer Contract Value from an Eligible Variable Account, the transfer will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

     Transfers to the Fixed Account must be at least $1,000. During the Pay-in Period, you may transfer up to 20% of the Fixed Account Value from the Fixed Account to one or more of the Variable Accounts in any Contract Year. No fee is charged for transfers from the Fixed Account to one or more Variable Accounts and such transfers are not considered a transfer for purposes of assessing a transfer charge. (See "Transfers Between Investment Options.")

     Once you begin to receive annuity payments, you may make one transfer between the Variable Accounts each Contract Year. (See "The Payout Period.")

     Partial Withdrawals. During the Pay-in Period, you may withdraw part of your Contract Value by sending a Written Request or making a telephone request to the Service Center. The amount of your request must be at least $250. If the Contract Value remaining after your partial withdrawal is less than $1,000, we reserve the right to pay you the Surrender Value in a lump sum. Amounts withdrawn may be subject to a Withdrawal Charge, depending the Withdrawal Charge Option you chose at the time of purchase. In any Contract Year, you may withdraw a portion of your Contract Value without incurring a Withdrawal Charge, called the Free Withdrawal Amount. (See "Fees and Charges -- Withdrawal Charge.")

     Withdrawals from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

     The Federal tax laws may impose income taxes and tax penalties upon, and in some cases prohibit, certain premature withdrawals from the Contract before or after the Annuity Start Date. (See "Federal Tax Matters.")

     Full Withdrawal. During the Pay-in Period, you may cancel the Contract and receive its Surrender Value by sending us a Written Request. (See "Withdrawal of Contract Value.") As with partial withdrawals, Federal tax laws may impose income taxes and tax penalties upon, and in some cases prohibit, certain premature withdrawals from the Contract before or after the Annuity Start Date. (See "Federal Tax Matters.")

     Death Benefit. If the Annuitant dies before the Annuity Start Date, the Beneficiary will receive a Death Benefit. If you do not choose the Enhanced Death Benefit option at the time of purchase, the Death Benefit will be determined as of the date we receive due proof of the deceased's death and payment instructions. The Death Benefit will equal the greater of:

        (1) the sum of all Premium Payments made under the Contract, LESS partial withdrawals as of the date the Death Benefit is determined; or

        (2) the Contract Value as of the date the Death Benefit is determined;

LESS any applicable premium taxes not previously deducted.

     If you elect the three year stepped-up Enhanced Death Benefit option at the time of purchase, the Enhanced Death Benefit payable upon the death of the Annuitant before the Annuity Start Date will be determined as of the date we receive due proof of the deceased's death and payment instructions. The Enhanced Death Benefit will be the greater of:

        (1) the Contract Value as of the date the Enhanced Death Benefit is determined; or

        (2) the highest Contract Value on any Death Benefit Anniversary preceding the date the Enhanced Death Benefit is determined, adjusted for any Premium Payments received, withdrawals taken and charges incurred between such Death Benefit Anniversary and the date the Enhanced Death Benefit is determined. This value is initially set on the first Death Benefit Anniversary and equals the greater of: (a) the sum of Premium Payments, MINUS partial withdrawals; or
            (b) Contract Value, on that date. This value will be reset on every future Death Benefit Anniversary (that is, every third year) to equal Contract Value on that date only if Contract Value on that Death Benefit Anniversary is greater than the Enhanced Death Benefit Value on any previous Death Benefit Anniversary. Once reset, this value will never decrease unless partial withdrawals are made;

LESS any applicable premium taxes not previously deducted.

     Age Limitation on Death Benefit Provision: If the Annuitant dies at or after age 75 (or ten years after the Date of Issue, whichever is later) but before the Annuity Start Date, the Death Benefit under either Death Benefit option will equal Contract Value LESS any applicable premium taxes not yet deducted, as of the date we receive due proof of death and payment instructions. (See "Death Benefits.")

     Maturity Benefit. If you elect the Maturity Benefit option at the time of purchase and the Contract is in the Paying Period on the Maturity Benefit Date, IL Annuity will calculate the Maturity Benefit for each Eligible Variable Account in which you have value as of that date. The Maturity Benefit will be credited to the Contract Value of an Eligible Variable Account only if the value of the Eligible Variable Account on the Maturity Benefit Date is less than: (a) the sum of the Eligible Premium Payments for such Eligible Variable Account, MINUS (b) a percentage of all prior withdrawals and transfers from such Eligible Variable Account.

     Eligible Premium Payments are those Premium Payments you initially allocated to a particular Eligible Variable Account at the time of payment, provided you made the payment at least ten (10) years prior to the Maturity Benefit Date.

     On the Maturity Benefit Date, the Maturity Benefit that will be credited to each Eligible Variable Account will be equal to: (a) the sum of the Eligible Premium Payments for that particular Eligible Variable Account; MINUS (b) a percentage of all prior withdrawals and transfers from that Eligible Variable Account; MINUS (c) the value of that Eligible Variable Account as of the Maturity Benefit Date.

     The Maturity Benefit Date is the later of the Annuitant's age 70 and 10 years after the Date of Issue. If the Contract is owned by two persons who are spouses at the time one dies, the Maturity Benefit Date will become the date the surviving spouse attains age 70. If the Contract is owned by two persons who are not spouses and one of them dies before the Maturity Benefit Date, the Maturity Benefit is not available to the sole survivor. The Eligible Variable Accounts currently include all Variable Accounts except the Van Eck Gold and Natural Resources Variable Account.

     The Maturity Benefit will not be credited to Contract Value if you have elected to begin receiving annuity payments before the Maturity Benefit Date. (See "Maturity Benefit.")

     Transfers and withdrawals from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

FEES AND CHARGES

     The following charges and deductions are assessed under the Contract:

     Withdrawal Charge. We will deduct a Withdrawal Charge if you withdraw all or part of your Contract Value during certain time periods. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and Free Withdrawal Option you choose at the time you purchase the Contract. We do not assess a Withdrawal Charge in the event the Contract terminates due to your death or the death of the Annuitant or if you decide to begin to receive annuity payments under an annuity payout plan with a life contingency or an annuity payout plan with at least 10 years of guaranteed payments.

     The Contract gives you a choice between two Withdrawal Charge Options. If you choose the DATE OF ISSUE WITHDRAWAL CHARGE OPTION, we will calculate the Withdrawal Charge from the Date of Issue. We will deduct the Withdrawal Charge from all withdrawals of Premium Payments that: (1) are greater than the Free Withdrawal Amount, and (2) that occur during the first nine Contract Years. Under this option, no Withdrawal Charge is deducted from full or partial withdrawals that occur in Contract Years ten and later. For the first six Contract Years, the Withdrawal Charge is 7% of the amount withdrawn that exceeds the Free Withdrawal Amount, decreasing to 6% in the seventh Contract Year, and declining by 2% for each subsequent Contract Year until it is zero in Contract Year ten.

     If you choose the DATE OF PREMIUM PAYMENT WITHDRAWAL CHARGE OPTION, we will calculate the Withdrawal Charge from the date you make a Premium Payment and deduct a Withdrawal Charge from all withdrawals of Premium Payments that we have held for less than seven years and that are greater than the Free Withdrawal Amount. Premium Payments in excess of the Free Withdrawal Amount that are withdrawn during the first year after payment are subject to a 7% Withdrawal Charge, decreasing by 1% annually, until it is zero in Premium Payment Year 8.

     Under either option, for purposes of calculating the Withdrawal Charge, a withdrawal is deemed to come first from Premium Payments and then from earnings. In addition, the money that has been held the longest in the Contract will be deemed to be the first money withdrawn. This is called the "first in, first out" method of accounting or "FIFO." (See "Fees and Charges.")

     In any Contract Year, you may withdraw a portion of your Contract Value without incurring a Withdrawal Charge. This amount is called the Free Withdrawal Amount. If your initial Premium Payment is less than $100,000, the Free Withdrawal Amount is 10% of Contract Value each year, as determined at the beginning of the Contract Year. If you do not withdraw the full 10% in any Contract Year, the remaining amount does NOT roll over to the next Contract Year. If your initial Premium Payment is $100,000 or more, the value of the Free Withdrawal Amount depends on the Free Withdrawal Option you choose at the time you purchase your Contract. If you choose the CUMULATIVE 10% OPTION, you may withdraw up to 10% of your

Contract Value as of the beginning of each Contract Year and we will not charge you a Withdrawal Charge on that amount. If you do not withdraw the full 10% in any one Contract Year, the remaining percentage may be rolled over to the next Contract Year, up to a maximum of 50% after 5 years as determined as of the beginning of each Contract Year. If you choose the EARNINGS OPTION, you may withdraw all your Contract earnings at any time without incurring a Withdrawal Charge. (See "Fees and Charges -- Withdrawal Charge.")

     The Withdrawal Charge also may be waived in cases of extended hospitalization, long-term care, terminal illness, or to pay for post secondary education, as provided in the Contract. (See "Fees and Charges -- Withdrawal Charge.")

     Contract Fee. At the end of each Contract quarter (and on the date of full withdrawal from the Contract) during the Pay-in Period, we will deduct a quarterly Contract Fee of $7.50 from the Contract Value. Currently we waive the Contract Fee for Qualified Contracts. We also do not charge the Contract Fee if the Contract is a Non-Qualified Contract whose cumulative Premium Payments on the date the Contract Fee is charged are equal to or greater than $100,000. We reserve the right to modify this waiver upon 30 days written notice to you. We do not charge a Contract Fee after annuity payments have begun. (See "Fees and Charges -- Contract Fee.")

     Transfer Fee. During the Pay-in Period, you may make 12 transfers each Contract Year at no charge. We will impose a transfer fee of $25 for the thirteenth and each subsequent transfer you make during a Contract Year before the Annuity Start Date. (See "Fees and Charges -- Transfer Fee.")

     Mortality and Expense Risk Charge. We will deduct a daily mortality and expense risk charge as compensation for our assuming certain mortality and expense risks. The charge is deducted from the assets of the Separate Account at a rate of 0.003404% per day. This is equal to an annual rate of 1.25% (approximately 0.90% for mortality risk and 0.35% for expense risks). This charge will continue to be assessed after the Annuity Start Date if annuity payments are made on a variable basis. (See "Fees and Charges -- Mortality and Expense Risk Charge.")

     Asset-Based Administrative Charge. We will deduct a daily administrative charge as compensation for certain expenses we incur in administrating the Contract. The charge is deducted from the assets of each Variable Account at an annual rate of 0.15%. This charge will continue to be assessed after you begin to receive annuity payments if you choose to receive annuity payments on a variable basis. (See "Fees and Charges -- Asset-Based Administrative Charge.")

     Premium Taxes. Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. Tax rates are subject to change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes. We are responsible for the payment of these taxes and, if necessary, we will make a deduction from the value of your Contract either: (a) from Premium Payments as we receive them, (b) from Contract Value upon partial or full withdrawal, (c) when annuity payments begin, or (d) upon payment of a Death Benefit. (See "Fees and Charges -- Premium Taxes.")

     Investment Advisory Fees and Other Expenses of the Funds. Each Portfolio pays investment management charges to its investment adviser based on a percentage of the Portfolio's average daily net assets. These advisory fees and other Portfolio charges and expenses are fully described in the attached prospectuses for the Funds. These charges are indirectly passed on to you.

ANNUITY PROVISIONS

     Payout Options. Under the Contract, you may choose to receive regular annuity payments under one of several available payout plans. You may also choose the month and year on which those payments are to begin. (This is the Annuity Start Date.) On the Annuity Start Date, the Contract Value (adjusted as described below) will be used to calculate the amount of your annuity payments under the payment plan you choose, unless you choose to receive the Surrender Value in a lump sum. Adjusted Contract Value is Contract Value, LESS applicable premium tax not yet deducted, LESS the quarterly Contract Fee, and, for an installment income annuity payout plan with a payout period of less than 10 years, less any applicable Withdrawal Charge. (See "Payout Period.")

FEDERAL TAX STATUS

     Generally, a distribution (including a full or partial withdrawal or Death Benefit payment) may result in taxable income. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the federal tax status of variable annuity contracts, see "Federal Tax Status."

                   ABOUT IL ANNUITY AND THE SEPARATE ACCOUNT

IL ANNUITY AND INSURANCE COMPANY

     IL Annuity and Insurance Company, formerly known as Sentry Investors Life Insurance Company, is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts on December 21, 1965 and incorporated on March 9, 1966. We changed our name to "IL Annuity and Insurance Company" on January 17, 1995.

     Effective October 31, 1994, we entered into an assumption reinsurance agreement with Sentry Life Insurance Company ("Sentry") whereby Sentry assumed all of our existing insurance in-force and related assets and liabilities.

     On November 1, 1994, we became a wholly-owned subsidiary of the Indianapolis Life Group of Companies, Inc., which is a wholly-owned subsidiary of Indianapolis Life Insurance Company. Indianapolis Life Insurance Company is a mutual life insurance company chartered under Indiana law in 1905 with assets as of December 31, 1995 which exceeded $1.48 billion.

     We are subject to regulation by the Insurance Department of the State of Massachusetts as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. The forms for the Contract described in this prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1

     We established the IL Annuity and Insurance Co. Separate Account I (the "Separate Account") as a separate account under Massachusetts insurance law on November 1, 1994. The Separate Account will receive and invest Net Premium Payments made under the Contracts. In addition, the Separate Account may receive and invest Premium Payments for certain other variable annuity contracts we may issue in the future.

     Although the assets in the Separate Account are our property, the portion of the assets in the Separate Account equal to the reserves and other contract liabilities of the Separate Account are not chargeable with the liabilities arising out of any other business that we may conduct and that has no specific relation to or dependence upon the Separate Account. The assets of the Separate Account are available to cover our general liabilities only to the extent that the Separate Account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the Separate Account. We have the right to transfer to the general account any assets of the Separate Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of any other separate account or of the Company.

     The Separate Account currently is divided into fifteen Variable Accounts but may, in the future, include additional Variable Accounts. Each Variable Account invests exclusively in shares of a single corresponding fund. The income, gains and losses, whether or not realized, from the assets allocated to each Variable

Account are credited to or charged against that Variable Account without regard to income, gains or losses from any other Variable Account.

     The Separate Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account or the Company by the SEC. The Separate Account is also subject to the laws of the State of Massachusetts which regulate the operations of insurance companies domiciled in Massachusetts.

                                 THE PORTFOLIOS

     Each Variable Account of the Separate Account invests exclusively in shares of a designated Portfolio of a series-type mutual fund ("Fund"). Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge. Each Fund currently available under the Contract is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     The assets of each Portfolio of each Fund are separate from the assets of that Fund's other Portfolios, and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate investment Portfolio and the income or losses of one Portfolio has no effect on the investment performance of any other Portfolio.

     Each of the Funds is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the Portfolio. These investments must be consistent with the investment objective, policies and restrictions of that Portfolio.

     The investment objective of each Portfolio is summarized below. THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks, fees and expenses of each Portfolio, may be found in the prospectuses for the Funds which are attached to this prospectus.

     CERTAIN PORTFOLIOS HAVE SIMILAR INVESTMENT OBJECTIVES AND/OR POLICIES. YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS CAREFULLY BEFORE YOU INVEST.

THE ALGER AMERICAN FUND

     The MidCap Growth Portfolio and the Small Capitalization Portfolio of The Alger American Fund ("The Alger Fund") are available for investment under the Contract. The investment objective of each Portfolio is:

          MIDCAP GROWTH PORTFOLIO -- The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. At the date of this prospectus, the range of market capitalization of these companies was $153 million to $8.9 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

     SMALL CAPITALIZATION PORTFOLIO -- The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the performance of small capitalization companies. At the date of this prospectus, the range of market capitalization of these companies was $20 million to $3.0 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the Russell 2000 Growth Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

     Fred Alger Management, Inc. ("Alger Management") serves as investment adviser for the MidCap Growth and Small Capitalization Portfolios of The Alger American Fund. Fred Alger & Company, Incorporated, an affiliate of Alger Management, will serve as the Portfolios' broker in effecting substantially all of the portfolio transactions on security exchanges.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

     The Equity-Income Portfolio, the Growth Portfolio and the Money Market Portfolio of Fidelity's Variable Insurance Products Fund ("VIP Fund"), as well as the Asset Manager Portfolio, the Contrafund Portfolio, the Index 500 Portfolio and the Investment Grade Bond Portfolio of the Variable Insurance Products Fund II ("VIP Fund II") are available for investment under the Contract. The investment objective of each Portfolio is:

          EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities.

          GROWTH PORTFOLIO -- seeks to achieve capital appreciation by investing in common stocks and securities convertible into common stock of companies that the adviser believes have above-average growth potential. The Portfolio, however, is not restricted to any one type of security and may pursue capital appreciation through the purchase of bonds and preferred stocks.

          MONEY MARKET PORTFOLIO -- seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term money market securities of different types.

          ASSET MANAGER PORTFOLIO -- seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, short-term and other instruments of U.S. and foreign issuers.

          CONTRAFUND PORTFOLIO -- seeks capital appreciation by investing in companies that the adviser believes to be undervalued due to an overly pessimistic appraisal by the public.

          INDEX 500 PORTFOLIO -- seeks to match the total return of the S&P 500 while keeping expenses low. The adviser normally invests at least 80% (65% if Portfolio assets are below $20 million) of the Portfolio's assets in equity securities of companies that compose the S&P 500.

          INVESTMENT GRADE BOND PORTFOLIO -- seeks high current income by investing in fixed-income obligations of all types.

     The Portfolios of the VIP Fund and the VIP Fund II are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Money Market Portfolio, FMR has entered in a subadvisory agreement with FMR Texas, Inc., pursuant to which FMR Texas, Inc. has primary responsibility for providing investment management services to the Portfolio. On behalf of the Asset Manager Portfolio and the Contrafund Portfolio, FMR has entered into subadvisory agreements with Fidelity Investment Management and Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management and Research (Far East) Inc. ("FMR Far East"), pursuant to which those entities provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) focuses primarily on companies based in Europe, while FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.

OCC ACCUMULATION TRUST

     The Managed Portfolio and the Small Cap Portfolio of the OCC Accumulation Trust ("OCC Trust") (formerly known as the Quest for Value Accumulation Trust) are available for investment under the Contract. The investment objective of each Portfolio is:

          MANAGED PORTFOLIO -- seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on management's assessments of relative investment values.

          SMALL CAP PORTFOLIO -- seeks capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

     The OCC Trust receives investment advice with respect to each of its Portfolios from OpCap Advisors, a subsidiary of Oppenheimer Capital which is a subsidiary of Oppenheimer Financial Corp.

T. ROWE PRICE FIXED INCOME SERIES, INC.

     The Limited-Term Bond Portfolio of the T. Rowe Price Fixed Income Series, Inc. is available for investment under the Contract and has the following investment objective:

          LIMITED-TERM BOND PORTFOLIO -- seeks a high level of income consistent with modest price fluctuations by investing primarily in short- and intermediate-term investment-grade debt securities.

     T. Rowe Price Associates, Inc. is responsible for the selection and management of the portfolio investments of T. Rowe Price Limited-Term Bond Portfolio and receives a single, all-inclusive fee based on the Portfolio's average daily net assets to cover investment management and operating expenses.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

     The International Stock Portfolio of the T. Rowe Price International Series, Inc. is available for investment under the Contract and has the following investment objective:

          INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established non-U.S. companies.

     Rowe Price-Fleming International, Inc. ("Price-Fleming") is responsible for the selection and management of the Portfolio's investments. Incorporated in 1979 as a joint venture between T. Rowe Price Associates, Inc. ("T. Rowe Price") and Robert Fleming Holdings Limited ("Fleming"), Price-Fleming receives a single, all-inclusive fee based on the Portfolio's average daily net assets to cover investment management and operating expenses.

VAN ECK WORLDWIDE INSURANCE TRUST

     The Worldwide Balanced Portfolio and the Gold and Natural Resources Portfolio of the Van Eck Worldwide Insurance Trust (the "Van Eck Trust") are available for investment under the Contract. The investment objective of each Portfolio is:

          GOLD AND NATURAL RESOURCES PORTFOLIO -- seeks long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an investment objective.

          WORLDWIDE BALANCED PORTFOLIO -- seeks long-term capital appreciation together with current income by investing in equity securities, fixed income securities and short-term instruments.

     Van Eck Associates Corporation serves as investment adviser and manager to the Van Eck Gold and Natural Resources Portfolio pursuant to an Advisory Agreement with the Van Eck Trust. Fiduciary International, Inc. serves as sub-investment adviser to the Van Eck Worldwide Balanced Portfolio pursuant to a Sub-Investment Advisory Agreement with the Van Eck Trust.

     An investment in a Portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share.

     IL Annuity has entered into agreements with the investment adviser of several of the Funds pursuant to which each such investment adviser will pay IL Annuity a servicing fee based upon an annual percentage of the average aggregate net assets invested by IL Annuity on behalf of the Separate Account. These agreements reflect administrative services provided to the Funds by IL Annuity. Payments of such amounts by the Funds will not increase the fees paid by the Funds or their shareholders.

AVAILABILITY OF THE FUNDS

     We cannot guarantee that each Portfolio will always be available for investment through the Contracts, but in the unlikely event that a Portfolio is not available, we will do everything reasonably practicable to secure the availability of a comparable portfolio. The Separate Account purchases shares of each Portfolio in accordance with a participation agreement we have entered into with each Fund. If a participation agreement terminates, the Separate Account may not be able to purchase additional shares of the Portfolios of that Fund. In such case, you will no longer be able to allocate Premium Payments or transfer Contract Value to the Variable Account investing in that Portfolio.

     We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a Portfolio that are held in the Separate Account. If the shares of a Portfolio are no longer available for investment or if, in our judgment, further investment in any Portfolio should become inappropriate, we may redeem the shares of that Portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     We also reserve the right in our sole discretion to establish additional Variable Accounts, or eliminate or combine one or more Variable Accounts, if marketing needs, tax considerations or investment conditions warrant. We will determine if new or substituted Variable Accounts will be available to existing Contract Owners. Subject to obtaining any approvals or consents required by law, the assets of one or more Variable Accounts may also be transferred to any other Variable Account if, in our sole discretion, marketing, tax, or investment conditions warrant. Additional information regarding termination of participation agreements, substitutions of investments and resolving conflicts among Funds may be found in the Statement of Additional Information.

                               THE PAY-IN PERIOD

     The Pay-in Period begins when your first Premium Payment is made and continues until you begin to receive annuity payments during the Payout Period. The Pay-in Period may also end when you fully withdraw all of your Contract Value before the Payout Period.

PURCHASING A CONTRACT

     You may purchase a Contract with a Premium Payment of $1,000 or more. The maximum first Premium Payment is $250,000. To purchase a Contract, you must make an application to us either through one of our licensed representatives who is also a registered representative of IL Securities, Inc., or a broker-dealer having a selling agreement with IL Securities, Inc. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. We will not issue you a Contract if you are older than 85 on the Date of Issue.

PREMIUM PAYMENTS

     Premium Payments must be at least $1,000. You may make Premium Payments at any time until the earliest of: (a) the Annuity Start Date; (b) the date you fully withdraw all Contract Value; or (c) the date you reach age 85 (age 70 1/2 for Qualified Contracts). In any one Contract Year, we will not accept Premium

Payments that total more than two times your first Premium Payment. We will not accept total Premium Payments in excess of $250,000. However, we reserve the right to waive these limitations.

     Under the Automatic Premium Payment Plan, you may select an annual or semi-annual payment schedule under which we will automatically deduct Premium Payments from a bank or credit union account or other source. The minimum amount of such payment is $1,000.

CANCELLATION -- THE 10 DAY FREE-LOOK PERIOD

     You have the right to cancel the Contract for any reason within 10 days after you receive it (or within 20 days of receipt if the Contract is replacing another annuity contract or insurance policy). In some jurisdictions, this period may be longer than 10 days. To cancel the Contract, you must send a Written Request for cancellation and the returned Contract to the Service Center before the end of the Free-Look Period.

     The amount that we will refund to you will vary according to state requirements. In most states, we will refund to you an amount equal to the sum of: (i) the difference between the Premium Payments paid and the amounts allocated to the Variable Accounts and the Fixed Account under the Contract; and
(ii) the Contract Value as of the date the Contract and the Written Request for cancellation are received at the Service Center. You bear the investment risk for Premium Payments allocated to the Variable Accounts during the free-look period.

     A few states require us to return Premium Payments upon cancellation. If state law requires that Premium Payments be returned, the amount of the refund will be the greater of: (i) the Premium Payments made under the Contract; and
(ii) the Contract Value (without the deduction of a Withdrawal Charge) on the date the Contract and the Written Request for cancellation is received at our Service Center, plus any amount that may have been deducted for premium taxes. In those states where Premium Payments must be returned, we will place any portion of the initial Net Premium Payments allocated to a Variable Account into the Money Market Variable Account for a 15-day period following the date on which we credit the initial Premium Payment to your Contract. At the end of that period, the amount in the Money Market Variable Account will be allocated to the Variable Accounts you selected on your application based on the allocation percentages you specified.

DESIGNATING YOUR INVESTMENT OPTIONS

     When you fill out your application, you will give us instructions on how to allocate your first Net Premium Payment among the Variable Accounts and the Fixed Account. The amount you direct to a particular Variable Account and/or to the Fixed Account must equal at least 1% of the Premium Payment and be in whole percentages.

     Once we receive your Premium Payment and your completed application at the Service Center, we will issue your Contract and direct your first Net Premium Payment within two (2) Business Days to the Variable Accounts and/or the Fixed Account in accordance with your instructions, subject to the limitations set forth above under "Cancellation -- The 10-Day Free Look Period."

     If you did not give us all the information we need, we will contact you. If we cannot complete the application within five (5) Business Days, we will either send back your money immediately or obtain your permission to keep your money until we receive all the necessary information. Once the application is complete, we will direct your first Net Premium Payment to the Variable Accounts and/or the Fixed Account according to your instructions within two Business Days.

     We will credit any additional Premium Payments you make to your Contract as of the same Business Day we receive them. Our Business Day closes when the New York Stock Exchange closes, usually at 4 p.m. Eastern Time. If we receive your Premium Payments after the close of our Business Day, we will calculate and credit them the next Business Day. We will direct your Premium Payment to the Variable Accounts and/or the Fixed Account according to your written instructions in effect at the time we receive it. However, you may direct individual Premium Payments to a specific Variable Account or to the Fixed Account (or any combination thereof) without changing your instructions. You may change your instructions directing your investments at any time by sending us a Written Request or by telephone authorization. Changing such instructions will not change the way existing Contract Value is apportioned among the Variable Accounts or the Fixed Account.

THE CONTRACT VALUE ALLOCATED TO A VARIABLE ACCOUNT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THAT VARIABLE ACCOUNT. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE VARIABLE ACCOUNTS. YOU SHOULD PERIODICALLY REVIEW YOUR PREMIUM PAYMENT ALLOCATION INSTRUCTIONS IN LIGHT OF MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES.

SEPARATE ACCOUNT VALUE

     The value of your investment in the Separate Account will go up or down depending on the investment experience of the Portfolios underlying the Variable Accounts you select for investment. Separate Account Value will be decreased by any partial withdrawals, transfers and Separate Account charges. There is no guaranteed minimum Separate Account Value. Because the value in the Separate Account of your Contract on any future date depends upon market conditions, it cannot be predetermined.

     Calculating Separate Account Value. The Separate Account Value is determined at the end of each Business Day. It is the sum of the assets you have in each of the Variable Accounts. To measure the value of each Variable Account, we use a unit of measure called an Accumulation Unit.

     Determining the Number of Accumulation Units. Any money you allocate or transfer to a Variable Account will be converted into Accumulation Units and will increase the number of Accumulation Units credited to the Variable Account. We determine the number of Accumulation Units to be credited to the Variable Account by dividing the dollar amount of the payment or transfer by the Accumulation Unit value for that Variable Account as of the end of that Business Day. (See "Determining Accumulation Unit Value" below.)

     Any amounts transferred, withdrawn or deducted from a Variable Account will be processed by cancelling or liquidating Accumulation Units. The number of Accumulation Units to be cancelled is determined by dividing the dollar amount being removed from a Variable Account by the value of an Accumulation Unit for that Variable Account as of the end of the Business Day during which the amount was removed. The number of Accumulation Units in any Variable Account will be decreased at the end of each Business Day by:

        (a) any amounts transferred (and any applicable Transfer Fee) from that Variable Account to another Variable Account or to the Fixed Account,

        (b) any amounts withdrawn during that Business Day,

        (c) any Withdrawal Charge or premium tax assessed upon a full or partial withdrawal, and

        (d) the quarterly Contract Fee, if assessed on that Business Day.

     Determining Accumulation Unit Value. On the first day of operation for each Variable Account, the value of an Accumulation Unit for that Variable Account is set at $10. We recalculate the value of an Accumulation Unit for each Variable Account at the end of each Business Day. Accumulation Unit Value is calculated by multiplying the value of an Accumulation Unit at the end of the immediately preceding Business Day by the Variable Account's Net Investment Factor for the current Business Day. The Net Investment Factor for each Variable Account reflects the investment performance and capital gains and losses (whether realized or unrealized) of the underlying Portfolio and certain Separate Account charges for that Business Day. The formula for computing the Net Investment Factor may be found in the Statement of Additional Information.

                      TRANSFERS BETWEEN INVESTMENT OPTIONS

     General. Before the Annuity Start Date and subject to the restrictions described below, you may transfer all or part of the amount in a Variable Account or the Fixed Account to another Variable Account or the Fixed Account.

     If you have chosen the Maturity Benefit option and you transfer Contract Value from an Eligible Variable Account, you will reduce the amount of the Eligible Premium Payments on which your Maturity Benefit is based. (See "Maturity Benefit.") IT IS IMPORTANT THAT YOU READ THE SECTION ON "MATURITY BENEFIT" SO THAT YOU MAY BETTER UNDERSTAND HOW THIS FEATURE OF THE CONTRACT WORKS.

     Transfers to the Fixed Account must be at least $1,000. Before the Annuity Start Date, you may transfer up to 20% of the Fixed Account Value from the Fixed Account to one or more of the Variable Accounts in any Contract Year. We measure a Contract Year from the anniversary of the day we issued your Contract. We do not charge a Transfer Fee for transfers from the Fixed Account to one or more Variable Accounts and such a transfer is not considered a transfer for purposes of assessing a transfer charge.

     Transfers will be made as of the Business Day on which we receive your Written Request or telephone authorization to transfer, provided we receive it before the close of our Business Day, usually 4:00 p.m. Eastern Time. If we receive your request after the close of our Business Day, we will make the transfer as of the next Business Day. There currently is no limit on the number of transfers that you can make before the Annuity Start Date among or between Variable Accounts or to the Fixed Account.

     Telephone Transfers. We will make a transfer based upon instructions you give us over the telephone, provided we have on file a currently valid telephone transfer authorization that you have signed. If you have not completed such an authorization on your application, you must send a telephone transfer authorization form to our Service Center. Your authorization is valid until you revoke it in writing or until the Service Center receives a subsequently dated form that you have signed. You may use your telephone to authorize a transfer from one Variable Account or the Fixed Account to another Variable Account or the Fixed Account, to change the allocation instructions for future investments, to change Dollar-Cost Averaging, interest sweep and Automatic Account Balancing options and/or to request a partial withdrawal.

     We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures that we may follow for telephone transfers include providing you with a written confirmation of all transfers made according to telephone instructions, requiring a form of personal identification prior to acting on instructions received by telephone, and tape recording instructions received by telephone.

     We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, we reserve the right not to honor transfers requested by a third party holding a power of attorney from you where that third party requests simultaneous transfers on your behalf of two or more Contracts.

     Transfer Fee. We will impose a transfer fee of $25 for the thirteenth and each subsequent transfer request you make. There is currently no limit on the number of transfers you can make of Contract Value from one or more Variable Accounts to another one or more of the Variable Accounts or the Fixed Account during a single Contract Year before the Annuity Start Date. (See "Charges and Deductions.")

     Dollar-Cost Averaging. The Dollar-Cost Averaging Program permits you to systematically transfer (on a monthly or quarterly basis) a set dollar amount from one or more Variable Accounts or the Fixed Account to any other Variable Accounts. The fixed dollar amount will purchase more Accumulation Units of a Variable Account when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

     You may elect to participate in the Dollar-Cost Averaging program when you complete your application, or at any other time before the Annuity Start Date, by sending us a Written Request. To use the Dollar-Cost Averaging program, you must transfer at least $100 to each Variable Account. Once you elect the program, it remains in effect for the life of the Contract until the value of the Variable Account from which transfers are being made is depleted, and/or the value of the Fixed Account is expended, or until you cancel the program by Written Request or by telephone request if we have your telephone authorization on file. There is no additional charge for dollar-cost averaging, and a transfer under this program is not considered a transfer for purposes of assessing a transfer change. We reserve the right to discontinue offering the dollar-cost averaging facility at any time and for any reason.

     Dollar-Cost Averaging from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

     Interest Sweep. Before the Annuity Start Date, you may elect to have any interest credited to the Fixed Account automatically transferred on a quarterly basis to one or more Variable Accounts. There is no charge for interest sweep transfers and an interest sweep transfer is not considered a transfer for purposes of assessing a transfer charge. Amounts transferred out of the Fixed Account due to an interest sweep transfer are counted toward the 20% of Fixed Account Value that may be transferred out of the Fixed Account during any Contract Year.

     Automatic Account Balancing Service. Once your money has been allocated among the Variable Accounts, the performance of each Variable Account may cause your allocation to shift. You may instruct us to automatically rebalance (on a monthly or quarterly basis) your Contract Value to return to the percentages specified in your allocation instructions. You may elect to participate in the Automatic Account Balancing Service when you complete your application or at any other time before the Annuity Start Date by sending us a Written Request. Your percentage allocations must be in whole percentages and be at least 1% per allocation. You may start and stop Automatic Account Balancing at any time by sending us a Written Request or by telephone request, if we have your telephone authorization on file. There is no additional charge for using Automatic Account Balancing, and an account balancing transfer is not considered a transfer for purposes of assessing a transfer charge. We reserve the right to discontinue offering the automatic account balancing service at any time and for any reason.

     Automatic Account Balancing from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

                                FEES AND CHARGES

WITHDRAWAL CHARGE

     General. We do not deduct a charge for sales expenses from Premium Payments at the time Premium Payments are paid to us. However, we do deduct a Withdrawal Charge if you fully or partially withdraw Contract Value before the Annuity Start Date. We do not assess a Withdrawal Charge on withdrawals made in the event the Contract terminates due to your death or the death of the Annuitant, or if you decide to begin to receive annuity payments and you choose an annuity payout plan with a life contingency or an annuity payout plan with a period certain of at least 10 years.

     The amount of the Withdrawal Charge you may incur depends on the Withdrawal Charge Option you choose at the time you purchase your Contract. ONCE YOU CHOOSE YOUR WITHDRAWAL CHARGE OPTION, YOU CANNOT CHANGE IT. If your initial Premium Payment is $100,000 or more, you may choose one of two Free Withdrawal Options at the time you complete your application.

     Withdrawal Charge Options. When you purchase your Contract, you must choose between two Withdrawal Charge Options.

     The DATE OF ISSUE WITHDRAWAL CHARGE OPTION is designed for the owner who wishes to make additional Premium Payments periodically over the life of the Contract. The charge expires after the ninth Contract

Year, benefiting those owners who intend to continue to make Premium Payments after the ninth Contract Year.

     The PREMIUM PAYMENT WITHDRAWAL CHARGE OPTION is more suitable for the owner who currently intends to make only a single Premium Payments or several Premium Payments close in time to the date the Contract is issued. This charge option is not designed for the owner who intends to make additional Premium Payments over an extended period of time because each time you make another Premium Payment, the seven-year period for paying the Withdrawal Charge begins again.

     The Withdrawal Charge is separately calculated for each withdrawal you make. For purposes of calculating the Withdrawal Charge, the money that has been held the longest in the Contract will be deemed to be the first money withdrawn. In addition, amounts subject to the Withdrawal Charge will be deemed to be first from Premium Payments, and then from earnings. This means that we will not deduct a Withdrawal Charge on withdrawals of that portion of your Contract Value that exceeds the sum total of your Premium Payments.

     IF YOU CHOOSE THE DATE OF ISSUE WITHDRAWAL CHARGE OPTION: We will impose a Withdrawal Charge on all partial or full withdrawals of Premium Payments that you make during the first nine Contract Years if the amount of the withdrawal exceeds the Free Withdrawal Amount. The Withdrawal Charge is calculated as a percentage of the amount you withdraw based on the number of years between the date we receive your Written Request for withdrawal and the Date of Issue. The rate of the Withdrawal Charge is listed in the table below. Under this option, no Withdrawal Charge is deducted from full or partial withdrawals that you make in Contract Years ten and later.

                                                                 CHARGE AS PERCENTAGE
                             CONTRACT YEAR                       OF PREMIUM PAYMENTS
        -------------------------------------------------------  --------------------
             1-6...............................................           7.0%
             7.................................................           6.0
             8.................................................           4.0
             9.................................................           2.0
             10+...............................................             0

     IF YOU CHOOSE THE DATE OF PREMIUM PAYMENT WITHDRAWAL CHARGE OPTION: We will calculate the Withdrawal Charge by determining the length of time between the date we receive your Written Request for a withdrawal and the date you made the Premium Payment being withdrawn. We will deduct a Withdrawal Charge if you withdraw a Premium Payment that we have held for less than seven Premium Payment Years if it is greater than the Free Withdrawal Amount.

                                                                 CHARGE AS PERCENTAGE
                         PREMIUM PAYMENT YEAR                    OF PREMIUM PAYMENTS
        -------------------------------------------------------  --------------------
             1.................................................           7.0%
             2.................................................           6.0
             3.................................................           5.0
             4.................................................           4.0
             5.................................................           3.0
             6.................................................           2.0
             7.................................................           1.0
             8+................................................             0

     Any applicable Withdrawal Charge is deducted pro-rata from the remaining value in the Variable Accounts or Fixed Account from which the withdrawal is being made. If such remaining Separate Account Value or Fixed Account Value is insufficient for this purpose, the Withdrawal Charge is deducted pro-rata from all Variable Accounts and the Fixed Account in which the Contract is invested based on the remaining Contract Value in each Variable Account and the Fixed Account.

     Free Withdrawal Amount. In any Contract Year after the first, you may withdraw a portion of your Contract Value without incurring a Withdrawal Charge. This amount is called the Free Withdrawal Amount. If your initial Premium Payment is less than $100,000, the Free Withdrawal Amount is 10% of Contract Value each year, as determined at the beginning of the Contract Year. If you do not withdraw the full 10% in any Contract Year, the remaining amount does not roll over to the next Contract Year.

     If your initial Premium Payment is $100,000 or more, the Free Withdrawal Amount depends on the Free Withdrawal Option you choose at the time you purchase your Contract. Once you choose an option, you cannot change it.

     IF YOU CHOOSE THE CUMULATIVE 10% OPTION: After the first Contract Year, you may withdraw up to 10% of your Contract Value as of the beginning of each Contract Year and we will not charge you a Withdrawal Charge on that amount. If you do not withdraw the full 10% in any one Contract Year, the remaining percentage may be rolled over to the next Contract Year, up to a maximum of 50% of Contract Value measured as of the beginning of each Contract Year.

     IF YOU CHOOSE THE EARNINGS OPTION: After the first Contract Year, you may withdraw part or all of your earnings under the Contract at any time without incurring a Withdrawal Charge. Earnings are equal to your Contract Value minus Premium Payments, transfers and partial withdrawals.

     Any amounts withdrawn in excess of the Free Withdrawal Amount will be assessed a Withdrawal Charge, depending on the Withdrawal Charge Option you choose. (See "Withdrawal Charge.") Free withdrawals remain subject to the 10% federal penalty tax if made before you reach age 59 1/2.

     Waiver of Withdrawal Charge. If state law permits, we will waive the Withdrawal Charge if the Annuitant or the Annuitant's spouse is confined for a specified period to a hospital (as described in the Contract) or a long term care facility (as described in the Contract). If the Annuitant becomes terminally ill (as described in the Contract) before the Annuity Start Date and if permitted by state law, we will waive the Withdrawal Charge on any full withdrawal or any partial withdrawal, provided the partial withdrawal is at least $500 and a $5,000 balance remains in the Accounts after the withdrawal. We must receive your Written Request to waive the charge before the Annuity Start Date.

     Under the terms of the Post-Secondary Education Rider, if you, your spouse, your child or the Annuitant is enrolled in a college, university, vocational, technical, trade or business school, we will waive the Withdrawal Charge on one withdrawal of up to 20% of Contract Value in each Contract Year before the Annuity Start Date while the Annuitant is alive, so long as this waiver is permitted by state law. The maximum withdrawal permitted under the Post-Secondary Education Rider, when combined with the Free Withdrawal Amount, is 20% of Contract Value. Before the withdrawal, we must receive at our Home Office written proof of enrollment to our satisfaction within one (1) year of the date of enrollment. (See "Free Withdrawal Amount" and the Statement of Additional Information.)

     Employee and Agent Purchases. If state law permits, we will waive the Withdrawal Charge on any full or partial withdrawals from Contracts sold to agents or employees of Indianapolis Life Insurance Company (or its affiliates and subsidiaries).

     If the Withdrawal Charges are not sufficient to cover our sales expenses, we will bear the loss. But if the Withdrawal Charges are more than enough to cover sales expenses, we will retain the excess. We do not expect that the Withdrawal Charges will cover our costs of distributing the Contracts. Any shortfall will be made up from our general assets which may include amounts we receive from the mortality and expense risk charge.

CONTRACT FEE

     At the end of each Contract quarter (or on the date of full withdrawal of Contract Value) before the Annuity Start Date, we will deduct from the Contract Value a quarterly contract fee of $7.50 as reimbursement for our administrative expenses relating to the Contract. The fee will be deducted from each Variable Account and the Fixed Account based on the proportion that the value in each such Variable Account and the Fixed Account bears to the total Contract Value. We do not expect to make a profit on this fee. We will not charge the Contract Fee after an annuity payout plan has begun. Deduction of the Contract Fee is currently waived for all Qualified Contracts. We also currently waive deduction of the Contract Fee for Non-Qualified Contracts whose cumulative Premium Payments on the date the Contract Fee is assessed are equal to or greater than $100,000. We reserve the right to modify this waiver upon 30 days written notice to you.

ASSET-BASED ADMINISTRATIVE CHARGE

     We will deduct a daily administrative charge as compensation for certain expenses we incur in the administration of the Contract. The charge is deducted from the assets of the Separate Account at an annual rate of 0.15%. We will continue to assess this charge after annuitization if annuity payments are made on a variable basis. We do not expect to make a profit from this charge. There is no necessary relationship between the amount of this administrative charge and the amount of expenses that may be attributable to a particular Contract.

TRANSFER FEE

     A transfer fee of $25 will be imposed for the 13th and each subsequent transfer during a Contract Year. For the purpose of assessing the Transfer Fee, each Written Request would be considered to be one transfer, regardless of the number of Variable Accounts affected by the transfer. The transfer fee will be deducted from the Variable Account from which the transfer is made. If a transfer is made from more than one Variable Account at the same time, the transfer fee would be deducted pro-rata from the remaining Separate Account Value in such Variable Account(s). We reserve the right to waive the transfer fee.

MORTALITY AND EXPENSE RISK CHARGE

     As compensation for assuming mortality and expense risks, we will deduct a daily mortality and expense risk charge from the assets of the Separate Account. The charge is at a daily rate of 0.003404%. If applied on an annual basis this rate would be 1.25% (approximately 0.90% for mortality risk and 0.35% for expense risk). This charge will continue to be assessed if annuity payments are made on a variable basis either before or after the Annuity Start Date.

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a Death Benefit if the Annuitant dies before the Annuity Start Date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

     If the mortality and expense risk charge is not sufficient to cover the actual cost of the mortality and expense risks, we will bear the loss. The mortality and expense risk charge cannot be increased. We may use any profits from this charge to pay the costs of distributing the Contracts.

FUND EXPENSES

     Because the Separate Account purchases shares or units of the various Funds, the net assets of the Separate Account will be reduced by the investment advisory fees and other operating expenses incurred by such Funds. See the attached prospectuses for the Funds.

PREMIUM TAXES

     Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. Tax rates are subject to change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes. We are responsible for the payment of these taxes and, if necessary, we will make a deduction from the value of your Contract either: (a) from Premium Payments as we receive them, (b) from Contract Value upon partial or full withdrawal, (c) when annuity payments begin, or (d) upon payment of a Death Benefit. We, however, reserve the right to deduct premium taxes at the time such taxes are paid to the taxing authority.

OTHER TAXES

     Currently, no charge is made against the Separate Account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the Separate Account or the Contracts. We may, however, make such a charge in the future from Surrender Value, Death Benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which we determine to have resulted from: (1) the establishment or maintenance of the Separate Account, (2) receipt by us of Premium Payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

                               THE PAYOUT PERIOD

     The Payout Period is that period of time during which you will receive in a steady stream of annuity payments the money you have accumulated under your Contract. It begins on the Annuity Start Date. You may choose to have your annuity payments made on a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Accounts to which your Premium Payments were allocated, or transfer to different ones.

     THE ANNUITY START DATE. If you own a Non-Qualified Contract, you may select the Annuity Start Date on which you will begin to receive annuity payments. If you do not specify a date, the Annuity Start Date is the later of the Annuitant's age 70 or 10 years after the Date of Issue. For Non-Qualified Contracts, the Annuity Start Date may be no later than the contract anniversary following the Annuitant's 85th birthday. For Qualified Contracts, the Annuity Start Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code.

     If you have chosen the Maturity Benefit option at the time you purchase the Contract and you select an Annuity Start Date that is earlier than the Maturity Benefit Date (i.e., the later of the Annuitant's age 70 or 10 years after the Date of Issue), you will lose your eligibility for the Maturity Benefit. (See "Maturity Benefit.")

     You may change your Annuity Start Date if: (1) we receive your Written Request at the Service Center at least 31 days before the current Annuity Start Date, and (2) the Annuity Start Date you request is a Contract Anniversary or it is the date on which you fully withdraw the Surrender Value.

     ANNUITY PAYOUT OPTIONS. You may elect, revoke, or change your annuity payout plan at any time before the Annuity Start Date while the Annuitant is living by sending us a Written Request signed by you and/or your beneficiary, as appropriate. You may choose one of the payout plans described below or any other plan being offered by us as of the Annuity Start Date. The payout plans we currently offer provide either variable annuity payments or fixed annuity payments or a combination of both.

     You may select to receive annuity payments on a monthly, quarterly, semi-annual or annual basis. The first payment under any payout plan will be made on the fifteenth day of the month immediately following the Annuity Start Date. Subsequent payments shall be made on the fifteenth of the month.

     If you do not select an annuity payout plan by the Annuity Start Date, we will apply the adjusted Contract Value under Option 3, One Life Income with payments guaranteed for 10 years, as described below.

     Anytime before the Annuity Start Date, you may have the entire Surrender Value paid to you as an annuity under one of the payout plans. A beneficiary may have the Death Benefit paid as an annuity under one of the payout plans.

     We reserve the right to pay you the adjusted Contract Value in a lump sum and not as an annuity if your adjusted Contract Value after the Annuity Start Date would be less than $2,500, or the amount of annuity payments would be less than $25.

     DETERMINING THE AMOUNT OF THE ANNUITY PAYMENT. On the Annuity Start Date, the adjusted Contract Value will be used to calculate your annuity payments under the payout plan you select, unless you choose to receive the Surrender Value in a lump sum. In certain states, we must use the Surrender Value of your Contract to calculate your annuity payments under the payout plan you choose, rather than the adjusted Contract Value.

     The adjusted Contract Value is the Contract Value on the Annuity Start
Date:

        (1) MINUS the quarterly Contract Fee;

        (2) MINUS any applicable premium taxes not yet deducted; and

        (3) for an installment income annuity payout plan with a payout period of less than 10 years, MINUS any applicable Withdrawal Charge.

     For Qualified Contracts, the amount of any outstanding loan is also deducted, and distributions must satisfy certain requirements specified in the Code.

     We do not assess a Withdrawal Charge if you choose an annuity payout plan with a life contingency or an installment payout plan with a period certain of at least 10 years.

FIXED ANNUITY PAYMENTS

     Fixed annuity payments are periodic payments that we make to the Annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us. The amount of each payment depends only on the form and duration of the payout plan you choose, the age of the Annuitant, the sex of the Annuitant (if applicable), the amount of your Contract Value and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.0%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

VARIABLE ANNUITY PAYMENTS

     As with fixed annuity payments, variable annuity payout plans guarantee income either for life or the number of years that you have chosen. The amount of your variable annuity payments will depend on the current value of the underlying investments, which varies over time. Your contract will contain annuity tables which demonstrate how the initial annuity payment rate is derived. This rate is different for each payout plan, and varies by age and sex of the annuitant. The contract will also permit you to choose a benchmark rate of return for the Payout Period. You may choose a benchmark rate of 3.0%, 4.0% or 5.0% annually. If the net investment performance is greater than this benchmark rate, your payments will increase. If the performance falls below this benchmark, your payments will decline. Therefore, if you choose a 5.0% benchmark rate, you assume more risk that your income check may occasionally decline than if you choose a 3.0% benchmark rate. For further details on Variable Annuity Payments, see the Statement of Additional Information.

     Transfers. After the Annuity Start Date, an Annuitant may change the Variable Account(s) in which the annuity payout plan is invested once per Contract Year by sending us a Written Request. No charge is assessed for this transfer. We will make the transfer by exchanging annuity units of one Variable Account for another Variable Account on an equivalent dollar value basis. See the Statement of Additional Information for examples of annuity unit value calculations and variable annuity payment calculations.

DESCRIPTION OF ANNUITY PAYOUT OPTIONS

     Option 1 -- Installment Income For a Fixed Period. Under this option, we will make equal monthly annuity payments for a fixed number of years between 1 and 30 years. The amount of the payment is not guaranteed if a variable payout plan is selected. If a fixed payout plan is selected, the payments for each $1,000 of Contract Value will not be less than those shown in the Fixed Period Table in
Section 13 of the Contract. In the event of the Payee's death, a Successor Payee may receive the payments or may elect to receive the present value of the remaining payments in a lump sum. If there is no Successor Payee, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

     Option 2 -- Installment Income In a Fixed Amount. Under this option, we will make equal monthly payments of $5.00 or more for each $1,000 of Contract Value used to purchase the option until the full amount is paid out. The number of payments is not guaranteed if a variable payout plan is selected. If a fixed payout plan is selected, payments will be made until the full amount applied with compound interest at an annual rate of not less than 3% is paid out. In the event of the Payee's death, a Successor Payee may receive the payments or may elect to receive the present value of the remaining payments in a lump sum. If there is no Successor Payee, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

     Option 3 -- One Life Income. Under this option, we will make an annuity payment each month so long as the Payee is alive,* or for a guaranteed 10 or 20 year period. If when the Payee dies, we have made annuity payments for less than the selected guaranteed period, we will continue to make annuity payments for the rest of the guaranteed period. The amount of each payment is not guaranteed if a variable payout plan is selected. If a fixed payout plan is selected, the payment for each $1,000 of Contract Value used to purchase the option will not be less than that shown in the One Life Table in Section 12 of the Contract. Payments guaranteed for 10 or 20 years certain may be commuted. Payments guaranteed only for the life of the Payee may not be commuted.

     Option 4 -- Joint and Survivor Life Income. Under this option, we will make annuity payments each month so long as two Payees are alive, or if one Payee dies to the surviving Payee.* If one Payee dies before the due date of the first payment, the surviving Payee will receive payments under Option 3 -- One Life Income with payments guaranteed for 10 years. The payments may not be commuted.

     The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Annuitant's age (and if applicable, sex). Age will be determined from the last birthday at the due date of the first payment.

                          WITHDRAWAL OF CONTRACT VALUE

     Full Withdrawals. At any time before the Annuity Start Date, you may withdraw fully from the Contract for its Surrender Value. The Surrender Value is equal to the Contract Value MINUS (1) any applicable Withdrawal Charges; MINUS
(2) any premium taxes not previously deducted; and MINUS (3) the Contract Fee. For Qualified Contracts, any outstanding loan balance is also deducted. The Surrender Value will be determined as of the Business Day that we receive your Written Request requesting full withdrawal and your Contract at our Service Center. The Surrender Value will be paid in a lump sum unless you request payment under a payout plan. (See "The Payout Period.") A full withdrawal may have adverse federal income tax consequences, including a penalty tax. (See "Federal Tax Matters.")

     Partial Withdrawals. At any time before the Annuity Start Date, you may send a Written Request or a telephone request to us to withdraw part of your Contract Value. You must withdraw at least $250. We will withdraw the amount you request from the Contract Value as of the Business Day on which we receive your Written Request or telephone request for the partial withdrawal. We will then reduce the amount remaining in the Contract by any applicable Withdrawal Charge. Your Contract Value after a partial withdrawal must be at least $1,000. If your Contract Value after a partial withdrawal is less than $1,000, we reserve the right to pay you the Surrender Value in a lump sum. (See "Fees and Charges -- Withdrawal Charge.")

     You may specify how much you wish to withdraw from each Variable Account and/or the Fixed Account. If you do not specify, or if you do not have sufficient assets in the Variable Accounts or Fixed Account you specified to comply with your request, we will make the partial withdrawal on a pro rata basis

---------------
* IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

from the Fixed Account and those Variable Accounts in which you have invested. We will base the pro rata reduction on the ratio that the value in each Variable Account and the Fixed Account has to the entire Contract Value before the partial withdrawal.

     If you have elected the Maturity Benefit option and you withdraw Contract Value from an Eligible Variable Account, you will reduce the amount of the Eligible Premium Payments on which your Maturity Benefit is based. IT IS IMPORTANT THAT YOU READ THE SECTION ON "MATURITY BENEFIT" SO THAT YOU MAY BETTER UNDERSTAND HOW THIS FEATURE OF THE CONTRACT WORKS.

     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. (See "Federal Tax Matters.")

     Systematic Withdrawal Program. The Systematic Withdrawal Program provides an automatic monthly or quarterly payment to you, the Owner, from the amounts you have accumulated in the Variable Accounts and/or the Fixed Account. The minimum amount you may withdraw is $100. To use the program, you must maintain a $1,000 balance in your Contract. You may elect to participate in the Systematic Withdrawal Program at any time before the Annuity Start Date by sending a Written Request to our Service Center. Once you elect the program, it remains in effect unless the balance in your Contract drops below $1,000. You may cancel the program at any time by sending us a Written Request or by calling us by telephone if we have your telephone authorization on file.

     We will assess a Withdrawal Charge on these withdrawals, unless the amount you withdraw under the Systematic Withdrawal Program qualifies as a Free Withdrawal Amount or unless Withdrawal Charges no longer apply to the amounts withdrawn. (See "Fees and Charges -- Withdrawal Charge.") We do not deduct any other charges for this program.

     All Systematic Withdrawals will be paid to you on the same day each month, provided that day is a Business Day. If it is not, then payment will be made on the next Business Day. Systematic withdrawals may be taxable, subject to withholding, and subject to a 10% penalty tax. (See "Federal Tax Matters.") We reserve the right to discontinue offering the Systematic Withdrawal Program at any time and for any reason.

     Systematic Withdrawals from an Eligible Variable Account will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.")

     Full and Partial Withdrawal Restrictions. Your right to make full and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

     Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on full and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

                                 CONTRACT LOANS

     If your Contract is issued to you in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title I of the Employee Retirement Income Security Act of
1974), you may borrow from us using your Contract as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Code. You should, therefore, consult your tax and retirement plan advisers before taking a contract loan.

     At any time, you may borrow the lesser of (1) the maximum loan amount permitted under the Code, and (2) 90% of the Surrender Value of your Contract less any existing loan amount. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan. The minimum loan amount is $1,000. We will only make contract loans after approving your written application. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given.

     When a loan is made, we will transfer an amount equal to the amount borrowed from Separate Account Value or Fixed Account Value to the loan account. The loan account is part of our general account, and Contract Value in the loan account does not participate in the investment experience of any Variable Account or Fixed Account. You must indicate in the loan application from which Variable Accounts or Fixed Account, and in what amounts, Contract Value is to be transferred to the loan account. In the absence of any such instructions from you, the transfer(s) are made pro-rata on a last-in, first out ("LIFO") basis from all Variable Accounts having Separate Account Value and from the Fixed Account. Loans may be repaid by you at any time before the Annuity Start Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the loan account to the Variable Account(s) or Fixed Account as designated by you or according to your current Premium Payment allocation instructions.

     We charge interest on contract loans at an effective annual rate of 6.0%. We pay interest on the Contract Value in the loan account at rates we determine from time to time but never less than an effective annual rate of 3.0%. Consequently, the net cost of a loan is the difference between 6.0% and the rate being paid from time to time on the Contract Value in the loan account. We may declare from time to time higher current interest rates. Different current interest rates may be applied to the loan account than the rest of the Fixed Account. If not repaid, loans will automatically reduce the amount of any Death Benefit, the amount payable upon a partial or full withdrawal of Contract Value and the amount applied on the Annuity Start Date to provide annuity payments.

     If at any time, the loan amount of a Contract exceeds the Surrender Value, the Contract will be in default. In this event, we will send you a written notice of default stating the amount of loan repayment needed to reinstate the Contract, and you will have 60 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 60 days, we will terminate the Contract without value. In addition, in order to comply with the requirements of the Code, loans must be repaid in substantially equal installments, at least quarterly, over a period of no longer than five years (which can be longer for certain home loans). If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) of the Code may be adversely affected.

     Any loan amount outstanding at the time of your death or the death of the Annuitant is deducted from any Death Benefit paid. In addition, a contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Separate Account and the interest rates applicable to the Fixed Account do not apply to the portion of Contract Value transferred to the loan account. The longer the loan remains outstanding, the greater this effect is likely to be.

                                 DEATH BENEFITS

DEATH BENEFITS BEFORE THE ANNUITY START DATE

     Death Benefit. If the Annuitant dies before the Annuity Start Date, the Beneficiary will receive a Death Benefit. If you do not choose the Enhanced Death Benefit option, the Death Benefit will be equal to the greater of:

        (1) the sum of all Premium Payments made under the Contract, LESS partial withdrawals, as of the date we receive due proof of the deceased's death and payment instructions; or

        (2) the Contract Value as of the date we receive due proof of the deceased's death and payment instructions;

LESS any applicable premium taxes not previously deducted.

     Enhanced Death Benefit. If you elect the three year stepped-up Enhanced Death Benefit option at the time of purchase, the minimum Enhanced Death Benefit payable upon the death of the Annuitant before the

Annuity Start Date will be reset every third year on the Death Benefit Anniversary if the Contract Value on such Death Benefit Anniversary is greater than the Contract Value on the previous Death Benefit Anniversary. The Enhanced Death Benefit will equal the greater of:

        (1) the Contract Value as of the date we receive due proof of the deceased's death and payment instructions; or

        (2) the highest Contract Value as of any Death Benefit Anniversary preceding the date the Enhanced Death Benefit is determined, plus any Premium Payments, and minus any withdrawals and charges, incurred between such Death Benefit Anniversary and the date the Enhanced Death Benefit is determined. This value is initially set on the first Death Benefit Anniversary and equals the greater of: (a) the sum of Premium Payments, MINUS partial withdrawals; or (b) Contract Value, on that date. This value will be reset on every future Death Benefit Anniversary (that is, every third year) to equal Contract Value on that date only if Contract Value on that Death Benefit Anniversary is greater than the Enhanced Death Benefit Value on any previous Death Benefit Anniversary. Once reset, this value will never decrease unless partial withdrawals are made;

LESS any applicable premium taxes not previously deducted.

     Age Limitation Under Either Death Benefit Option. If the Annuitant dies at or after age 75 (or ten years after the Date of Issue, whichever is later) but before the Annuity Start Date, the Death Benefit will equal Contract Value, LESS any applicable premium taxes not yet deducted, as of the date we receive due proof of death and payment instructions.

     Loans. If the Contract is a Qualified Contract, any outstanding loan amount on the date the Death Benefit is paid will also be deducted from the Death Benefit.

     Distribution Upon the Owner's Death. If you own the Contract with another person, and one of you dies before the Annuity Start Date, the survivor becomes the sole Beneficiary regardless of your designation. If there is no surviving Owner, your named Beneficiary will become the Beneficiary upon your death. (You may name primary and contingent beneficiaries.) If you have named two or more primary Beneficiaries, they will share equally in the death benefit (described below) unless you have specified otherwise. If there are no living primary Beneficiaries at the time of your death, payments will be made to those contingent Beneficiaries who are living when payment of the death benefit is due. If all the Beneficiaries have predeceased you, we will pay the death benefit to your estate. If you or a Joint Owner who is the Annuitant dies before the Annuity Start Date, then the provisions relating to the death of an Annuitant (described below) will govern.

     If you are not the Annuitant and you die before the Annuitant and before the Annuity Start Date, then the following options are available to your
Beneficiary:

        (1) If such Beneficiary is the spouse of the deceased Owner, the spouse may continue the Contract as the new Owner.

        (2) If such Beneficiary is not the spouse of the deceased Owner:

           (a) such Beneficiary may elect to receive the Contract Value, LESS any premium taxes not yet deducted, in a single sum within 5 years of the deceased Owner's death; or

           (b) such Beneficiary may elect to receive the Contract Value paid out under one of the approved payout plans, provided that distributions begin within one year of the deceased Owner's death and the distribution period under the payout plan is for the life of, or for a period not exceeding the life expectancy of, the Beneficiary.

           If such Beneficiary does not elect one of the above options, we will pay the Contract Value, LESS any premium taxes not yet deducted, within five years from the date of the deceased Owner's death.

Under any of the distribution options in this section, "Distribution Upon the Owner's Death," the Beneficiary may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Contract Value is paid. Similar rules apply to Qualified Contracts. The above distribution requirements will apply only upon the death of the first Joint Owner.

     Distribution Upon the Death of the Annuitant. If the Annuitant (including an Owner who is the Annuitant) dies before the Annuity Start Date, we will pay the Death Benefit described above in "Death Benefits Before the Annuity Start Date" in a lump sum to your named Beneficiaries within five years after the date of the Annuitant's death. (You may name primary and contingent beneficiaries.) If you have named two or more primary Beneficiaries, they will share equally in the Death Benefit unless you have specified otherwise. If there are no living primary Beneficiaries at the time of the Annuitant's death, payments will be made to those contingent Beneficiaries who are living when payment of the Death Benefit is due. If all the Beneficiaries have predeceased the Annuitant, we will pay the Death Benefit to you, if living, or the Annuitant's estate. In lieu of a lump sum payment, the Beneficiary may elect, within 60 days of the date we receive due proof of the Annuitant's death, to apply the Death Benefit to a payout plan. (See "Payout Options.")

     If you are also the Annuitant and you die, the provisions described immediately above apply, except that the Beneficiary may only apply the Death Benefit payment to a payout plan if:

        (1) payments under the option begin within one (1) year of the Annuitant's death; and

        (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

DEATH OF PAYEE AFTER THE ANNUITY START DATE

     If the Payee dies after the Annuity Start Date, any Joint Payee becomes the sole Payee. If there is no Joint Payee, the Successor Payee becomes the sole Payee. If there is no Successor Payee, the remaining benefits are paid to the estate of the last surviving Payee. The death of the Payee after the Annuity Start Date will have the effect stated in the payout plan pursuant to which annuity payments are being made. If any Owner dies on or after the Annuity Start Date, any payments that remain must be made at least as rapidly as under the payout plan in effect on the date of the your death.

                              THE MATURITY BENEFIT

     If you elect the Maturity Benefit option at the time you purchase the Contract and if, on the Maturity Benefit Date, you have not begun to receive annuity payments, IL Annuity will calculate the Maturity Benefit for each Eligible Variable Account in which you have value. The Maturity Benefit will be credited to the Contract Value of an Eligible Variable Account only if the value of the Eligible Variable Account on the Maturity Benefit Date is less than: (a) the sum of the Eligible Premium Payments for such Eligible Variable Account, MINUS (b) a percentage of all prior withdrawals and transfers from the Eligible Variable Account.

     Eligible Premium Payments are those Premium Payments that you initially allocated to a particular Eligible Variable Account at the time of payment, provided you made the payment at least ten (10) years prior to the Maturity Benefit Date.

     The Maturity Benefit that will be credited to each Eligible Variable Account on the Maturity Benefit Date is equal to: (a) the sum of the Eligible Premium Payments for that particular Eligible Variable Account; MINUS (b) a percentage of all prior withdrawals and transfers from that Eligible Variable Account; MINUS (c) the value of that Eligible Variable Account on the Maturity Benefit Date.

     The Maturity Benefit Date is the later of the Annuitant's age 70 and 10 years after the Date of Issue. If you purchase a Contract at age 60 or older, only your initial Premium Payment will be an Eligible Premium Payment for purposes of calculating the Maturity Benefit. (See Example #5 below)

     If the Contract is owned by persons who are spouses at the time one Joint Owner dies, the Maturity Benefit Date will become the date the surviving spouse attains age 70. If the Contract is owned by Joint Owners who are not spouses and one of the Joint Owners dies before the Maturity Benefit Date, the Maturity

Benefit is not available to the sole surviving Owner. Eligible Variable Accounts are those Variable Accounts shown on the specifications page of the Contract which invest in Funds which, in turn, invest primarily in stocks, equity securities, bonds or money market instruments. Currently, all Variable Accounts, except the Van Eck Gold and Natural Resources Variable Account, are Eligible Variable Accounts.

     The Maturity Benefit will not be credited to Contract Value if you choose an Annuity Start Date that is earlier than the Maturity Benefit Date.

     A TRANSFER OR A PARTIAL WITHDRAWAL OF PREMIUM PAYMENTS OUT OF AN ELIGIBLE VARIABLE ACCOUNT WILL REDUCE THE AMOUNT OF ELIGIBLE PREMIUM PAYMENTS HELD IN THE ELIGIBLE VARIABLE ACCOUNT IN THE SAME PROPORTION AS THE TRANSFER OR WITHDRAWAL REDUCED THE VALUE OF THE ELIGIBLE VARIABLE ACCOUNT. EXAMPLES #3, 4 AND 6 BELOW ILLUSTRATE HOW THIS FEATURE OF THE MATURITY BENEFIT WORKS.

     For purposes of calculating the value of an Eligible Variable Account, we deem all transfers and withdrawals to be first a withdrawal of Premium Payments, then of earnings. Transfers out of an Eligible Variable Account include transfers resulting from Dollar Cost Averaging or Automatic Account Balancing; withdrawals out of an Eligible Variable Account include withdrawals resulting from the Systematic Withdrawal Payments.

     The following examples illustrate how the Maturity Benefit works:

          Example #1:

          Suppose an Owner buys a Contract with a single Premium Payment of $50,000 at age 55 and immediately allocates the $50,000 to an Eligible Variable Account. The Owner does not withdraw or transfer any amounts from the Eligible Variable Account. As of the Maturity Benefit Date (which is fifteen years later when the Owner is age 70), the $50,000 qualifies as an Eligible Premium Payment because it was made fifteen years prior to the Maturity Benefit Date and so it meets the requirement that payment be made ten years prior to the Maturity Benefit Date.

          On the Maturity Benefit Date (Owner's age 70), IL Annuity will calculate the Maturity Benefit for the Eligible Variable Account. IL Annuity will total the value of all Eligible Premium Payments in the Eligible Variable Account -- in this case $50,000. If the value of the Eligible Variable Account on the Maturity Benefit Date is less than $50,000, IL Annuity will automatically credit the difference to Contract Value.

          Example #2:

          Assume the same facts as in Example #1, except that the Owner specifies an Annuity Start Date of age 65 and begins to receive payments under one of the payout options available under the Contract. At age 70 (the Maturity Benefit Date), IL Annuity does not calculate the Maturity Benefit and does not credit a Maturity Benefit to Contract Value. By selecting an Annuity Start Date (age 65) that is earlier than the Maturity Benefit Date (age 70), the Owner forfeited all eligibility for the Maturity Benefit.

          Example #3:

          Assume the same facts as in Example #1, except that the Owner transfers $40,000 from the Eligible Variable Account at age 69. At that time, the total value of the Eligible Variable Account is $100,000. The transfer of $40,000 reduced the value of the Eligible Variable Account by 40% ($40,000/$100,000 = .40). No additional transfers or withdrawals are made prior to the Maturity Benefit Date. On the Maturity Benefit Date, the sum of the Eligible Premium Payments is $50,000 and is reduced by 40% to take into account the transfer at age 69 ($50,000 X .40 = $20,000), leaving $30,000 ($50,000 -- $20,000 = $30,000). If on the Maturity Benefit Date the
     value of the Eligible Variable Account is less than $30,000, IL Annuity will automatically credit the difference to Contract Value.

          Example #4:

          Assume the same facts as in Example #1, except that at age 65 the Owner deposits (or transfers) an additional $50,000 Premium Payment into the Eligible Variable Account. At age 69, when the value of the Eligible Variable Account is $150,000, the Owner withdraws $40,000. The withdrawal reduced the value of the Eligible Variable Account by 26.667% ($40,000/$150,000 = .26667). No additional transfers or withdrawals are made before the Maturity Benefit Date. On the Maturity Benefit Date, the sum of Eligible Premium Payments is $50,000. (The second Premium Payment of $50,000 does not qualify as an Eligible Premium Payment because it was made only five years prior to the Maturity Benefit Date and does not meet the requirement that payment be made ten years prior to the Maturity Benefit Date.) This sum is then reduced by 26.667% to take into account the transfer at age 69 ($50,000 X .26667 = $13,333.33), leaving $36,666.67
     ($50,000 -- $13,333.33 = $36,666.67). If on the Maturity Benefit Date the
     value of the Eligible Variable Account is less than $36,666.67, IL Annuity will automatically credit the difference to Contract Value.

          Example #5:

          Assume the Owner deposits Premium Payments of $5,000 per year into the same Eligible Variable Account beginning at age 55 until the Maturity Benefit Date. By age 70, the Owner had paid $75,000 in Premium Payments and had taken no withdrawals or transfers. The sum of the Eligible Premium Payments on the Maturity Benefit Date (age 70) is $25,000 because only the five Premium Payments made prior to age 60 ($5,000 X 5 = $25,000) meet the requirement that payment be made ten years prior to the Maturity Benefit Date. If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $25,000, IL Annuity will automatically credit the difference to Contract Value.

          Example #6:

          Assume the same facts as in Example #5, except that the Owner transfers $10,000 out of the Eligible Variable Account at age 68 when the value of the Eligible Variable Account is $100,000. The transfer reduced the value of the Eligible Variable Account by 10% ($10,000/$100,000 = .10). The next year, the Owner withdraws $9,000 when the value of the Eligible Variable Account is $90,000. The withdrawal reduced the value of the Eligible Variable Account by 10% ($9,000/$90,000 = .10). No additional transfers or withdrawals are made prior to the Maturity Benefit Date. On the Maturity Benefit Date the sum of the Eligible Premium Payments ($25,000) is reduced by 20% to take into account both the 10% transfer at age 68 and the 10% withdrawal at age 69 ($25,000 x .20 = $5,000), leaving $20,000 ($25,000 -- $5,000 = $20,000). If on the Maturity Benefit Date the
     value of the Eligible Variable Account is less than $20,000, IL Annuity will automatically credit the difference to Contract Value.

          Example #7:

          Spousal Joint Owners: If the Contract is owned by Joint Owners who are spouses at the time one of the Joint Owners dies, the surviving spouse may continue the Contract. The Maturity Benefit Date will become the date the surviving spouse attains age 70. On that date, IL Annuity will calculate the Maturity Benefit for each Eligible Variable Account with value.

          Example #8:

          If the Contract is owned by Joint Owners who are not spouses and one of the Joint Owners dies, the Maturity Benefit is not available to the sole surviving Owner.

     We will continue to pay a Maturity Benefit on Premium Payments allocated to an Eligible Variable Account if: (a) the Portfolio underlying an Eligible Variable Account changes its investment objective; (b) we determine that an investment in the Portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the Separate Account; or (c) shares of a Portfolio underlying an Eligible Variable Account are no longer available for investment by the Separate Account and IL Annuity is forced to redeem all shares of the Portfolio held by the Eligible Variable Account.

                               THE FIXED ACCOUNT

     You may allocate some or all of your Net Premium Payments and transfer some or all of your Contract Value to the Fixed Account. The Fixed Account offers a guarantee of principal (after deductions for fees and expenses) as well as interest guaranteed by IL Annuity to be not less than 3% per year. The Fixed Account is part of our general account. Our general account supports our insurance and annuity obligations. Since the Fixed Account is part of the general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The Fixed Account may not be available in all states.

     The Fixed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Fixed Account nor our general account have been registered as an investment company under the 1940 Act. Therefore, neither our general account, the Fixed Account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Fixed Account which are included in this prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

FIXED ACCOUNT VALUE

     The Fixed Account Value is equal to: (1) Net Premium Payments allocated to the Fixed Account, PLUS (2) amounts transferred to the Fixed Account, PLUS (3) interest credited to the Fixed Account, MINUS (4) any partial withdrawals or transfers from the Fixed Account, and MINUS (5) any Withdrawal Charges, contract fees or premium taxes deducted from the Fixed Account.

     We intend to credit the Fixed Account with interest at current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. Current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Fixed Account will be credited with different current interest rates. The interest rate we credit to amounts allocated or transferred to the Fixed Account will apply to the end of the calendar year in which we receive the amount. At the end of the calendar year, we will determine a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Fixed Account on that date). We will guarantee the rate of interest we declare on such amount and accrued interest for the following calendar year. We will determine, in our sole discretion, any interest to be credited on amounts in the Fixed Account in excess of the minimum guaranteed effective rate of 3% per year. You therefore assume the risk that interest credited to amounts in the Fixed Account may not exceed the minimum 3% guaranteed rate.

     For purposes of making withdrawals, transfers or deductions of fees and charges from the Fixed Account, we will consider such withdrawals to have come from the last money into the contract, that is, on a last-in, first-out ("LIFO") basis.

     We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one calendar year (except for the year in which such amount is received or transferred).

TRANSFER PRIVILEGES

     General. Transfers to the Fixed Account must be at least $1,000. A transfer charge of $25 may be imposed for the thirteenth and each subsequent request you make to transfer Contract Value from one or more Variable Accounts to the Fixed Account (or to one or more Variable Accounts) during a single Contract Year before the Annuity Start Date.

     Before the Annuity Start Date, you may transfer up to 20% of the Fixed Account Value from the Fixed Account to one or more of the Variable Accounts in any Contract Year. No fee is charged for transfers from the Fixed Account to one or more Variable Accounts and such a transfer is not considered a transfer for purposes of assessing a transfer charge.

     Dollar-Cost Averaging. You may elect to participate in the Dollar-Cost Averaging Program at the time of your application, or at any time thereafter before the Annuity Start Date by sending us a Written Request. The Dollar-Cost Averaging Program permits you to systematically transfer (on a monthly or quarterly basis) a set dollar amount from the Fixed Account to any other Variable Accounts. The minimum amount that may be transferred under the Dollar-Cost Averaging Program is $100 to each Variable Account. Once elected, dollar-cost averaging from the Fixed Account remains in effect for the life of the Contract until the value of the Fixed Account is depleted or until you cancel your participation by Written Request or by telephone if we have your telephone authorization on file. There is no additional charge for dollar-cost averaging, and a transfer under this program is not considered a transfer for purposes of assessing a transfer change. We reserve the right to discontinue offering the dollar-cost averaging facility at any time and for any reason. (See "Transfer Privileges -- Dollar Cost Averaging.")

PAYMENT DEFERRAL

     We have the right to defer payment of any full or partial withdrawal or transfer from the Fixed Account for up to six months from the date we receive your Written Request for such a withdrawal or transfer at our Service Center. If we do not give you a payment within 30 days after we receive all necessary documentation, or such shorter period required by a particular jurisdiction, we will credit interest at 3%, or such higher rate as is required for a particular jurisdiction, to the amount to be paid from the date we received the documentation.

         HOW TO REVIEW INVESTMENT PERFORMANCE OF THE VARIABLE ACCOUNTS

     From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the Variable Accounts. These figures are based on historical earnings and do not indicate or project future performance. We also may, from time to time, advertise or include in sales literature Variable Account performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

     Effective yields and total returns for the Variable Accounts are based on the investment performance of the corresponding Fund. The performance of a Fund in part reflects its expenses. (See the attached prospectuses for the Funds.)

     The yield of the Money Market Variable Account refers to the annualized income generated by an investment in the Variable Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Variable Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Variable Account (except the Money Market Variable Account) refers to the annualized income generated by an investment in the Variable Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     Yield quotations do not reflect the Withdrawal Charge.

     The total return of a Variable Account refers to return quotations assuming an investment under a Contract has been held in the Variable Account for various periods of time. For periods prior to the date the Separate Account commenced operations, performance information will be calculated based on the performance of the various Funds and the assumption that the Variable Accounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Variable Accounts for the Contracts (this is referred to as "hypothetical" performance data). When a Variable Account or Fund has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Variable Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Variable Account (including any Withdrawal Charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to the standard version described above, total return performance information computed on different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Variable Accounts.

     We may also disclose yield, standard total returns, and non-standard total returns for the Portfolios of the Funds, including such disclosures for periods before the date the Variable Account commenced operations.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Variable Account may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment Portfolios of mutual funds with investment objectives similar to the Variable Account. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Variable Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment Portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     We may also report other information including the effect of tax-deferred compounding on a Variable Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Variable Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the Variable Account investment experience is positive.

                                 VOTING RIGHTS

     We are the legal owner of the Portfolio shares held in the Variable Accounts. However, when a Portfolio is required to solicit the votes of its shareholders through the use of proxies, we believe that current law requires us to solicit you and other Contract Owners as to how we should vote the Portfolio shares held in the Variable Accounts. If we determine that we no longer are required to solicit your votes, we may vote the shares in our own right.

     When we solicit your vote, the number of votes you have will be calculated separately for each Variable Account in which you have an investment. The number of your votes is based on the net asset value per share of the Portfolio in which the Variable Account invests. It may include fractional shares. Before the Annuity Start Date, you hold a voting interest in each Variable Account to which the Contract Value is allocated. After the Annuity Start Date, the Annuitant has a voting interest in each Variable Account from which variable annuity payments are made. If you have a voting interest in a Variable Account, you will receive proxy materials and reports relating to any meeting of shareholders of the Portfolio in which that Variable Account invests.

     If we do not receive timely voting instructions for Portfolio shares or if we own the shares, we will vote those shares in proportion to the voting instructions we receive. Instructions we receive to abstain on any item will reduce the total number of votes being cast on a matter. For further details as to how we determine the number of your votes, see the Statement of Additional Information.

                              FEDERAL TAX MATTERS

                    THE FOLLOWING DISCUSSION IS GENERAL AND
                         IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity contract issued by us. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

     The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose Premium Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), or 408 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to you, the Annuitant, or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

     Diversification Requirements. Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Variable Accounts may be invested. Although we do not have direct control over the Funds in which the Separate Account invests, we believe that each Fund in which the Separate Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular variable accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

     The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of a Contract has the choice of one or more Variable Accounts in which to allocate Net Premium Payments and Contract Values, and may be able to transfer among Variable Accounts more frequently than in such rulings. These differences could result in an Owner being treated as the Owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We, therefore, reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the Owner of any portion of the assets of the Separate Account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Annuity Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies before the Annuity Start Date, the entire interest in the Contract will be distributed within five years after the date of your death. These requirements will be considered satisfied as to any portion of your interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary" is the person to whom ownership of the Contract passes by reason of death. However, if a "designated beneficiary" is the surviving spouse of a deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES

     In General. Section 72 of the Code governs taxation of annuities in general. We believe that if you are a natural person you are not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial and full withdrawals) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

     The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax advisor.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any Premium Payment paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     In the case of a partial withdrawal from a Non-Qualified Contract, under
Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. With respect to a Non-Qualified Contract, partial withdrawals are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Withdrawals are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

     In the case of a full withdrawal under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

     Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued before August 14, 1982, the tax rules formerly providing that the withdrawal was taxable only to the extent the amount received exceeds your investment in the contract will continue to apply to amounts allocable to investments in that contract before August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Persons who may wish to take advantage of Section 1035 should consult their tax adviser.

     Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, under Code Section 72(b), generally (prior to recovery of the investment in the contract) gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of you or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal from the contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

        1. made on or after the taxpayer reaches age 59 1/2;

        2. made on or after the death of the owner (or if the owner is not an individual, the death of the primary Annuitant);

        3. attributable to the taxpayer's becoming disabled;

        4. a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

        5. made under certain annuities issued in connection with structured settlement agreements; or

        6. made under an annuity contract that is purchased with a single Premium Payment when the Annuity Start Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

     Other tax penalties may apply to certain distributions under a Qualified Contract.

     Possible Changes in Taxation. In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective before the date of the change).

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of Ownership of a Contract, the designation of an Annuitant, Annuitant or other beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1994, distributions from certain qualified plans are generally subject to mandatory withholding. Certain states also require withholding of state income tax whenever federal income tax is withheld.

MULTIPLE CONTRACTS

     All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the us (or our affiliates) to you during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, a Contract Owner should consult a competent tax advisor before purchasing more than one annuity contract.

TAXATION OF QUALIFIED PLANS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. We will amend the Contract as necessary to conform it to the requirements of such plan.

     Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. Prior to January 1, 1997, employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not generally ruled whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Premium Payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These Premium Payments may be subject to FICA (social security) tax.

RESTRICTIONS UNDER QUALIFIED CONTRACTS

     Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     At the present time, we make no charge to the Variable Accounts for any Federal, state, or local taxes that we incur which may be attributable to such Variable Accounts or the Contracts. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Variable Accounts or to the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of Ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax advisor should be consulted for further information.

                               OTHER INFORMATION

HOLIDAYS

     In addition to federal holidays, we are closed on the following days: the Friday after Thanksgiving, the day before Christmas when Christmas falls on Tuesday through Saturday, the day after Christmas when Christmas falls on Sunday or Monday, and the day after New Year's Day when it falls on a Sunday, the Monday after New Year's Day when New Year's Day falls on a Saturday, and the day before or after Independence Day when it falls on Saturday or Sunday.

PAYMENTS

     We will usually pay you any full or partial withdrawal, Death Benefit payment, (or for Qualified Contracts only, payment of your loan proceeds) within seven days after we receive your Written Request, any information or documentation we reasonably need to process your request, and in the case of a Death Benefit receipt and filing of due proof of death.

     However, we may be required to suspend or postpone payments during any period when:

        1. the New York Stock Exchange is closed, other than customary weekend and holiday closings;

        2. trading on the New York Stock Exchange is restricted as determined by the SEC;

        3. the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of the value of the Separate Account's net assets not reasonably practicable; or

        4. the SEC permits, by order, the suspension or postpone of payments for your protection.

     If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

     We have the right to defer payment for a full or partial withdrawal or transfer from the Fixed Account for up to six months from the date we receive your Written Request. If we do not make a payment within 30 days after we receive the documentation we need to complete the transaction (or a shorter period if required by a particular jurisdiction), we will credit interest to the amount to be paid from the date we received the necessary documentation at a rate of 3% (or such higher rate required for a particular jurisdiction).

MODIFICATION

     Upon notice to you, we may modify the Contract to:

        1. permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency; or

        2. assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

        3. reflect a change in the operation of the Separate Account; or

        4. provide additional investment options.

     In the event of most such modifications, we will make appropriate endorsement to the Contract.

DISTRIBUTION OF THE CONTRACTS

     IL Securities, Inc. ("IL Securities"), P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as the distributor for the Contracts. IL Securities is an affiliate of Indianapolis Life Insurance Company.

     Sales commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions of up to 7.2% of Premium Payments. Other commissions of up to 1.25% may also be paid. We may also pay up to 1.00% of Premium Payments to IL Securities to compensate it for certain distribution expenses. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. In addition, we may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts other than those described under "Fees and Charges."

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

REPORTS TO OWNERS

     We will mail a report to you at least annually at your last known address of record. The report will state the Contract Value (including the Contract Value in each Variable Account and the Fixed Account) of the Contract, Premium Payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

INQUIRIES

     Inquiries regarding your Contract may be made by writing to us at our Service Center.

FINANCIAL STATEMENTS

     IL Annuity and Insurance Company, formerly known as Sentry Investors Life Insurance Company, became a wholly-owned subsidiary of the Indianapolis Life Group of Companies, Inc. on November 1, 1994. Immediately prior thereto, we entered into an assumption reinsurance agreement with Sentry Life Insurance Company ("Sentry") whereby Sentry assumed all of the insurance in-force and related assets and liabilities from us. The effect of the reinsurance agreement was to transfer all of the insurance related assets and liabilities to Sentry, leaving only bonds, cash and state insurance department licenses to be acquired by the Indianapolis Life Group of Companies, Inc. No business was issued by us through December 31, 1994.

     The audited statement of net assets of IL Annuity and Insurance Co. Separate Account 1 as of December 31, 1995 and the related statements of operations and changes in net assets for the year then ended, as well as the Report of the Independent Auditors, are included in the Statement of Additional Information ("SAI"). The audited balance sheets for the Company as of December 31, 1995 and 1994, and the related statements of income, stockholder's equity, and cash flows for the year ended December 31, 1995 and the two months ended December 31, 1994, as well as the Report of the Independent Auditors, are contained in the SAI. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                            TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

     Additional information about the Contract and the Separate Account is contained in the Statement of Additional Information (SAI). You may obtain a free copy of the SAI by writing to us at the address shown on the front cover or by calling 1-800-XXX-XXXX. The following is the Table of Contents for that Statement.

                                                                                        PAGE
                                                                                        ----
ADDITIONAL CONTRACT PROVISIONS........................................................
  The Contract........................................................................
  Incontestability....................................................................
  Misstatement of Age or Sex..........................................................
  Nonparticipation....................................................................
  Options.............................................................................
CALCULATION OF HISTORICAL PERFORMANCE DATA............................................
  Money Market Variable Account Yields................................................
  Other Variable Account Yields.......................................................
  Average Annual Total Returns........................................................
  Other Total Returns.................................................................
  Effect of the Contract Fee on Performance Data......................................
  Other Information...................................................................
NET INVESTMENT FACTOR.................................................................
VARIABLE ANNUITY PAYMENTS.............................................................
  Assumed Investment Rate.............................................................
  Amount of Variable Annuity Payments.................................................
  Annuity Unit Value..................................................................
ADDITION, DELETION AND SUBSTITUTION OF INVESTMENTS....................................
  Resolving Material Conflicts........................................................
TERMINATION OF PARTICIPATION AGREEMENTS...............................................
  The Alger American Fund.............................................................
  Fidelity Variable Insurance Products Fund...........................................
  Fidelity Variable Insurance Products Fund II........................................
  OCC Accumulation Trust..............................................................
  T. Rowe Price Fixed Income Series, Inc..............................................
  T. Rowe Price International Series, Inc.............................................
  Van Eck Worldwide Insurance Trust...................................................
VOTING RIGHTS.........................................................................
SAFEKEEPING OF ACCOUNT ASSETS.........................................................
DISTRIBUTION OF THE CONTRACTS.........................................................
LEGAL MATTERS.........................................................................
EXPERTS...............................................................................
OTHER INFORMATION.....................................................................
FINANCIAL STATEMENTS..................................................................

                                   APPENDIX I

                        CONDENSED FINANCIAL INFORMATION

     The following condensed information includes Accumulation Unit values for the periods indicated. This data is obtained from the financial statements of the Separate Account. The data should be read together with the financial statements, related notes and other financial information included in the Statement of Additional Information. (See "Financial Statements" in the Statement of Additional Information.)

                                                             YEAR ENDED DECEMBER 31, 1995
                             --------------------------------------------------------------------------------------------
                                  ALGER               ALGER              FIDELITY          FIDELITY          FIDELITY
                              MIDCAP GROWTH    SMALL CAPITALIZATION   EQUITY-INCOME         GROWTH         MONEY MARKET
                             VARIABLE ACCOUNT    VARIABLE ACCOUNT    VARIABLE ACCOUNT  VARIABLE ACCOUNT  VARIABLE ACCOUNT
                             ----------------  --------------------  ----------------  ----------------  ----------------
Accumulation Unit Value at
  Beginning of Period.......     $ 10.00             $ 10.00             $ 10.00           $ 10.00            $10.00
Accumulation Unit Value at
  End of Period.............     $  9.786            $  9.675            $ 10.616          $  9.604                0
Number of Accumulation Units
  Outstanding at End of
  Period....................        2,764               1,709               3,789             2,199                0

                               FIDELITY          FIDELITY          FIDELITY            FIDELITY         QUEST FOR VALUE
                            ASSET MANAGER       CONTRAFUND        INDEX 500      INVESTMENT GRADE BOND      MANAGED
                           VARIABLE ACCOUNT  VARIABLE ACCOUNT  VARIABLE ACCOUNT    VARIABLE ACCOUNT     VARIABLE ACCOUNT
                           ----------------  ----------------  ----------------  ---------------------  ----------------
Accumulation Unit Value at
  Beginning of Period.....     $ 10.00           $ 10.00           $ 10.00              $10.00              $ 10.00
Accumulation Unit Value at
  End of Period...........     $  8.224          $ 10.091          $ 10.514             $10.247             $ 10.380
Number of Accumulation
  Units Outstanding at End
  of Period...............          255             5,731             3,538               1,668                  161

                       QUEST FOR VALUE
                          SMALL CAP        T.ROWE PRICE        T.ROWE PRICE            VAN ECK             VAN ECK
                          VARIABLE       LIMITED-TERM BOND  INTERNATIONAL STOCK  GOLD/NAT. RESOURCES  WORLDWIDE BALANCED
                         ACCOUNT(A)      VARIABLE ACCOUNT    VARIABLE ACCOUNT     VARIABLE ACCOUNT     VARIABLE ACCOUNT
                      -----------------  -----------------  -------------------  -------------------  ------------------
Accumulation Unit
  Value at Beginning
  of Period..........      $10.00             $10.00              $10.00               $10.00              $ 10.00
Accumulation Unit
  Value at End of
  Period.............      $10.388            $10.042             $10.487              $10.621             $ 10.010
Number of
  Accumulation Units
  Outstanding at End
  of Period..........        1,182              1,485               2,530                   58                1,201

---------------

(a) Effective May 1, 1996, Quest for Value Accumulation Trust changed its name to the OCC Accumulation Trust.

                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                 Issued Through

                IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1

                                   Offered by

                        IL ANNUITY AND INSURANCE COMPANY
                           2960 North Meridian Street
                          Indianapolis, Indiana 46208


                              --------------------


                 This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by IL Annuity and Insurance Company. You may obtain a copy of the Prospectus dated __________, ____ by calling
1-800-XXX-XXXX or by writing to the ____________ Service Center:   IL Annuity
and Insurance Company,_______________________________________. Terms used in the current Prospectus for the Contract are incorporated in this Statement.



        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES
                       FOR THE CONTRACT AND THE FUNDS.

                 The date of this Statement of Additional Information is _______, 1997.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                                                                              Page
                                                                                                                              ----

ADDITIONAL CONTRACT PROVISIONS
                 The Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Incontestability . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Misstatement of Age or Sex . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Nonparticipation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
CALCULATION OF HISTORICAL PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Money Market Variable Account Yields . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Other Variable Account Yields  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Average Annual Total Returns . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Other Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Effect of the Contract Fee on Performance Data . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Other Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
NET INVESTMENT FACTOR   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
VARIABLE ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Assumed Investment Rate  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Amount of Variable Annuity Payments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Annuity Unit Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
ADDITION, DELETION AND SUBSTITUTION OF INVESTMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Resolving Material Conflicts   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
TERMINATION OF PARTICIPATION AGREEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Alger American Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Fidelity Variable Insurance Products Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Fidelity Variable Insurance Products Fund II . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 OCC Accumulation Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 T. Rowe Price Fixed Income Series, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 T. Rowe Price International Series, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Van Eck Worldwide Insurance Trust  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
VOTING RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
SAFEKEEPING OF ACCOUNT ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
DISTRIBUTION OF THE CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
LEGAL MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

                 The entire contract is the Contract, the signed application, the data page, the endorsements, options and all other attached papers. The statements made in the application are deemed representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

                 Any change in the Contract or waiver of its provisions must be in writing and signed by the Company's President, a Vice President, Secretary or Assistant Secretary. No other person -- no agent or Registered Representative -- has authority to change or waive any provision of this Contract.

                 Upon notice to the Contract Owner, the Company may modify the Contract if necessary to permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a governmental agency; or if necessary to assure continued qualification of the contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or if necessary to effect a change in the operation of the Separate Account or to provide additional investment options.

                 In the event of such modifications, the Company will make the appropriate endorsement to the Contract.

INCONTESTABILITY

                 The Company will not contest the Contract from the Date of Issue.

MISSTATEMENT OF AGE OR SEX

                 The Company may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been misstated, the Annuity Commencement Date and the amount of the annuity payments will be determined using the correct age and sex. If misstatement of age or sex results in annuity payments that are too large, the overpayments will be charged with compound interest against subsequent payments. If the Company has made payments that are too small, the underpayments will be paid with compound interest upon receipt of notice of the underpayments. Adjustments for overpayments or underpayments will be paid interest at the rate then in use to determine the rate of payments.

NONPARTICIPATION

                 The Contract does not participate in the Company's surplus earnings or profits.

OPTIONS

                 Except in the limited circumstances described below, the Company will issue four options automatically upon the issuance of each Contract. These options provide for the waiver of the Withdrawal Charge in case of extended hospitalization, long term care, terminal illness, or the post secondary education of certain family members or the Annuitant, as provided in the option. There is no additional charge for the issuance of the options, which are available only at the issuance of the Contract. All options may not be available in all states.


                   CALCULATION OF HISTORICAL PERFORMANCE DATA

                 From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Variable Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

MONEY MARKET VARIABLE ACCOUNT YIELDS

                 From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Variable Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of Money Market Portfolio of the Fidelity Variable Insurance Products Fund or on that Portfolio's portfolio securities.

                 This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Money Market Variable Account at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annualized Contract Fee; 2) the mortality and expense risk charge; and 3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit Contract Fee is used based on the $30 annualized Contract Fee which is deducted in four equal payments at the end of each Contract Quarter. Current Yield is calculated according to the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

         Where:

         NCS       =       the net change in the value of the Money Market
                           Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of one Variable Account unit.

         ES        =       per unit expenses attributable to the hypothetical
                           account for the seven-day period.

         UV        =       the unit value for the first day of the seven-day
                           period.

                                            365/7
         Effective yield = (1 + ((NCS-ES)/UV))       - 1

         Where:

         NCS       =       the net change in the value of the Money Market
                           Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of one Variable Account unit.

         ES        =       per unit expenses attributable to the hypothetical
                           account for the seven-day period.

         UV        =       the unit value for the first day of the seven-day
                           period.

         Because of the charges and deductions imposed under the Contract, the yield for the Money Market Variable Account is lower than the yield for the Money Market Portfolio.

         The current and effective yields on amounts held in the Money Market Variable Account normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Variable Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Variable Account may also be presented for periods other than a seven-day period.

         Yield calculations do not take into account the Withdrawal Charge that is assessed on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option chosen by the Owner at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options. No Withdrawal Charge applies to Contract Value in excess of aggregate Premium Payments.

OTHER VARIABLE ACCOUNT YIELDS

         From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Variable Accounts (except the Money Market Variable Account) under the Contract for 30-day or one-month periods. The annualized yield of a Variable Account refers to income generated by the Variable Account during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

         The yield is computed by: 1) dividing the net investment income of the fund attributable to the Variable Account units less Variable Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Variable Account include the annualized Contract Fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes a Contract Fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average Contract Fee based on the average Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Variable Account for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

                                                         6
         Yield     =       2 X (((NI - ES)/(U X UV)) + 1)  - 1)

         Where:

         NI        =       net income of the portfolio for the 30-day or
                           one-month period attributable to the Variable
                           Account's units.

         ES        =       expenses of the Variable Account for the 30-day or
                           one-month period.

         U         =       the average number of units outstanding.

         UV        =       the unit value at the close (highest) of the last
                           day in the 30-day or one-month period.

         Because of the charges and deductions imposed under the Contracts, the yield for the Variable Account is lower than the yield for the corresponding fund.

         The yield on the amounts held in the Variable Accounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Variable Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding fund and that fund's operating expenses.

         Yield calculations do not take into account the Withdrawal
Charge that is assessed on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option chosen by the Owner at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options.

AVERAGE ANNUAL TOTAL RETURNS

         From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Variable Accounts for various periods of time.

         When a Variable Account or portfolio has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

         Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

         Standard average annual total returns are calculated using Variable Account unit values which the Company calculates on each valuation day based on the performance of the Variable Account's underlying fund, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the annualized Contract Fee. The calculation assumes that the Contract Fee is $30 per year per Contract deducted at the end of each Contract year. For purposes of calculating average annual total return, an average per-dollar per-day Contract Fee attributable to the hypothetical account for the period is used. The calculation also assumes total withdrawal of the Contract at the end of the period for the return quotation. The calculation of total returns will therefore reflect the two Withdrawal Charge Options under the Contract and will be presented in two different formats. The total return is calculated according to the following formula:

                                   1/N
         TR        =       ((ERV/P)   ) - 1

         Where:

         TR        =       the average annual total return net of Variable
                           Account recurring charges.

         ERV       =       the ending redeemable value (net of any applicable
                           Withdrawal Charge) of the hypothetical account at the end of the period.

         P         =       a hypothetical initial payment of $1,000.

         N         =       the number of years in the period.

         From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Variable Accounts commenced operations. Such performance information for the Variable Accounts is calculated based on the performance of the various funds and the assumption that the Variable Accounts were in existence for the same periods as those indicated for the funds, with the level of Contract charges that were in effect at the inception of the Variable Accounts.

OTHER TOTAL RETURNS

         From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect either of the two Withdrawal Charge Options available under the Contract. Other total returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts withdrawn.

         The Company may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

         CTR   =   (ERV/P) - 1

         Where:

         CTR   =  The cumulative total return net of Variable Account recurring charges for the period.

         ERV   =  The ending redeemable value of the hypothetical investment at the end of the period.

         P     =  A hypothetical single payment of $1,000.

EFFECT OF THE CONTRACT FEE ON PERFORMANCE DATA

         The Contract provides for a $7.50 Contract Fee to be deducted at the end of each Contract Quarter from the Fixed and Variable Accounts based on the proportion that the value of each such Account bears to the total Contract Value. For purposes of reflecting the Contract Fee in yield and total return quotations, the Contract Fee is converted into a per-dollar per-day charge based on the average Contract Value in the Separate Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

OTHER INFORMATION

         The following is a partial list of those publications which may be cited in the Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Variable Accounts. Other publications may also be cited.


     Broker World                                  Financial World
     Across the Board                              Advertising Age
     American Banker                               Barron's
     Best's Review                                 Business Insurance
     Business Month                                Business Week
     Changing Times                                Consumer Reports
     Economist                                     Financial Planning
     Forbes                                        Fortune
     Inc.                                          Institutional Investor
     Insurance Forum                               Insurance Sales
     Insurance Week                                Journal of Accountancy
     Journal of the American Society of            Journal of Commerce
        CLU & ChFC
     Life Insurance Selling                        Life Association News
     MarketFacts                                   Manager's Magazine
     National Underwriter                          Money
     Morningstar, Inc.                             Nation's Business
     New Choices (formerly 50 Plus)                New York Times
     Pension World                                 Pensions & Investments
     Rough Notes                                   Round the Table
     U.S. Banker                                   VARDs
     Wall Street Journal                           Working Woman

                             NET INVESTMENT FACTOR

         The Net Investment Factor is an index that measures the investment performance of a Variable Account from one Business Day to the next. Each Variable Account has its own Net Investment Factor, which may be greater or less than one. The Net Investment Factor for each Variable Account equals 1 plus the fraction obtained by dividing (a) by (b) where:

         (a)       is the net result of:

                   1. the investment income, dividends, and capital gains, realized or unrealized, credited at the end of the current Business Day; PLUS

                   2. the amount credited or released from reserves for taxes attributed to the operation of the Variable Account; MINUS

                   3. the capital losses, realized or unrealized, charged at the end of the current Business Day, MINUS

                   4. any amount charged for taxes or any amount set aside during the Business Day as a reserve for taxes attributable to the operation or maintenance of the Variable Account; MINUS

                   5. the amount charged for mortality and expense risk on that Business Day; MINUS

                   6. the amount charged for administration on that Business Day; and

         (b) is the value of the assets in the Variable Account at the end of the preceding Business Day, adjusted for allocations and transfers to and withdrawals and transfers from the Variable Account occurring during that preceding Business Day.


                           VARIABLE ANNUITY PAYMENTS

         The dollar amount of the first variable annuity payment is determined in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a variable payout plan, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming the fixed payment is based on the minimum guaranteed 3.0% interest rate) will be the same. Later variable annuity payments, however, will vary to reflect the net investment performance of the Variable Account(s) selected by you or the Annuitant.

         The net investment performance of a Variable Account is translated into a variation in the amount of variable annuity payments through the use of annuity units. The adjusted Contract Value for each Variable Account is used to purchase annuity units at the annuity unit value for that Variable Account on the Annuity Start Date. The number of annuity units in each Variable Account then remains fixed unless an exchange of annuity units is made as described below. Each Variable Account has a separate annuity unit value that changes each Business Day in substantially the same way as does the value of an accumulation unit of a Variable Account.

         The dollar value of each variable annuity payment after the first is determined by multiplying the number of annuity units of a particular Variable Account by the annuity unit value for that Variable Account on the Business Day immediately preceding the date of each payment. If the net investment return of the Variable Account for a payment period is equal to the pro-rated portion of the 3.0% annual assumed investment rate, the variable annuity payment for that Variable Account for that period will equal the payment for the prior period. If the net investment return exceeds an annualized rate of 3.0% for a payment period, the payment for that period will be greater than the payment for the prior period. Similarly, if the return for a period falls short of an annualized rate of 3.0%, the payment for that period will be less than the payment for the prior period. You may choose an assumed interest rate of 3.0%, 4.0%, or 5.0% at the time a variable payout plan is selected.

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.0% per year. Under the Contract, the Contract Owner may choose an assumed interest rate of 3.0%, 4.0% or 5.0% at the time a variable payout plan is selected. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT OR OF ANY VARIABLE ACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

         The amount of the first variable annuity payment to a payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Commencement Date, the annuity payout plan option selected, and the age and sex (if applicable) of the annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.0% per year.

         The portion of the first monthly variable annuity payment derived from a Variable Account is divided by the annuity unit value for that Variable Account (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Annuitant makes no exchanges of annuity units for annuity units of another Variable Account or to provide a fixed annuity payment.

         In any subsequent month, for any Contract, the dollar amount of the variable annuity payment derived from each Variable Account is determined by multiplying the number of annuity units of that Variable Account attributable to that Contract by the value of such annuity unit at the end of the valuation period immediately preceding the date of such payment.

         The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Variable Account or Variable Accounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate Variable Accounts is greater or less than 3.0% per year. For example, for a Contract using only one Variable Account to generate variable annuity payments, if that Variable Account has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

ANNUITY UNIT VALUE

         The value of an annuity unit is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for fund shares and other assets and liabilities. (See "Separate Account Value" in the Prospectus.) The annuity unit value for each Variable Account's first valuation period was set at $100. The annuity unit value for a Variable Account is calculated for each subsequent valuation period by dividing (1) by
(2), then multiplying this quotient by (3) and then multiplying the result by
(4), where:

         (1) is the accumulation unit value for the current valuation period;

         (2) is the accumulation unit value for the immediately preceding valuation period;

         (3) is the annuity unit value for the immediately preceding valuation period; and

         (4) is a special factor designed to compensate for the assumed investment rate of 3.0% built into the table used to compute the first variable annuity payment.

         The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of several variable annuity payments based on one Variable Account.


               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.       Accumulation unit value for current
            valuation period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 11.15
2.       Accumulation unit value for immediately
            preceding valuation period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 11.10
3.       Annuity unit value for immediately preceding
            valuation period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 105.00
4.       Factor to compensate for the assumed
            investment rate of 3.0% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   .9975
5.       Annuity unit value of current valuation
            period ((1) / (2)) x (3) x (4)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 105.2093


                   ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS

1.       Number of accumulation units at Maturity Date  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10,000
2.       Accumulation unit value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $11.1500
3.       Adjusted Contract Value (1)x(2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $111,500
4.       First monthly annuity payment per $1,000
            of adj. Contract Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  5.89
5.       First monthly annuity payment (3)x(4) / 1,000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $656.74
6.       Annuity unit value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $105.2093
7.       Number of annuity units (5)/(6)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6.2422
8.       Assume annuity unit value for second month equal to  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $105.3000
9.       Second monthly annuity payment (7)x(8) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $657.30
10.      Assume annuity unit value for third month equal to . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $104.9000
11.      Third monthly annuity payment (7)x(10) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $654.81

               ADDITION, DELETION OF SUBSTITUTION OF INVESTMENTS

         In the event of any such substitution or change, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our separate accounts, or our assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.

We will continue to pay a Guaranteed Maturity Benefit on Premium Payments allocated to an Eligible Variable Account if: (a) the Portfolio underlying an Eligible Variable Account changes its investment objective; (b) we determine that an investment in the Portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the Separate Account; or (c) shares of a Portfolio underlying an Eligible Variable Account are no longer available for investment by the Separate Account and we are forced to redeem all shares of the Portfolio held by the Eligible Variable Account. (See "Guaranteed Maturity Benefit.")

RESOLVING MATERIAL CONFLICTS

         The Funds currently sell shares to registered separate accounts of insurance companies other than IL Annuity to support other variable annuity contracts and variable life insurance contracts. In addition, some of the Funds may in the future be sold to our other separate accounts and may in the future be sold to separate accounts of other affiliated life insurance companies to support other variable annuity or variable life insurance contracts. Moreover, shares of some of the Funds may in the future be sold to qualified retirement plans. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests in owning a Contract whose Contract Value is allocated to the Separate Account and of persons owning Contracts whose Contract Values are allocated to one or more other separate accounts investing in any one of the Funds. There is also the possibility that a material conflict may arise between the interests of Contract Owners generally, or certain classes of Contract Owners, and participating qualified retirement plans or participants in such retirement plans.

         We currently do not foresee any disadvantages to you that would arise from the sale of Fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of the Funds will each monitor events related to their Fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such Fund offering its shares to (1) support both variable life insurance contracts and variable annuity contracts, or (2) support the variable life insurance contracts and/or variable annuity contracts issued by various unaffiliated insurance companies. In addition, the management of the Funds will monitor the Funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable. In the event of such a conflict, the management of the appropriate Fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the Funds to any such conflict does not sufficiently protect you, we will take appropriate action on our own, including withdrawing the Separate Account's investment in such Funds, as appropriate. (See the individual Fund prospectuses for greater detail.)

                    TERMINATION OF PARTICIPATION AGREEMENTS

         The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

         THE ALGER AMERICAN FUND. This agreement provides for termination: (1) on six months' advance written notice by any party; (2) at IL Annuity's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law; (3) at IL Annuity's option if any Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"); (4) at IL Annuity's option if any Portfolio fails to meet certain diversification requirements of the Code; (5) at the option of the Fund or Fred Alger & Company, Inc. (the "Distributor"), upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (6) by IL Annuity upon a determination that either the Fund or the Distributor has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (7) by the Fund or the Distributor if the Contracts cease to qualify as annuity contracts or endowment contracts under the Code or if the Contracts are not registered, issued or sold in accordance with state and/or federal law; or (8) on 180 days written notice upon a determination by any party that a material irreconcilable conflict exists.

         FIDELITY VARIABLE INSURANCE PRODUCTS FUND and FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS II. These agreements provide for termination: (1) on six months' advance written notice by any party; (2) at IL Annuity's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law; (3) at IL Annuity's option if any Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"); (4) at IL Annuity's option if any Portfolio fails to meet certain diversification requirements of the Code; (5) at the option of the Fund or Fidelity Distributors Corporation (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (6) by IL Annuity upon a determination that either the Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; or (7) by the Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts.

         OCC ACCUMULATION TRUST.  These agreements provide for termination:
(1) on six months' advance written notice by any party; (2) at IL Annuity's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts; (3) at IL Annuity's option if any Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"); (4) at IL Annuity's option if any Portfolio fails to meet certain diversification requirements of the Code;
(5) at the option of the Fund upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (6) by IL Annuity upon a determination that the Fund has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (7) by the Fund or IL Annuity if IL Annuity receives necessary regulatory approvals to substitute shares of another investment company as a funding vehicle for the Contracts; (8) by the Fund upon institution of certain proceedings against IL Annuity; (9) at IL Annuity's option upon institution of certain administrative proceedings against the Fund or the Underwriter; (10) by the Fund or IL Annuity upon a determination that certain irreconcilable conflicts exist; or (11) at the option of the Fund or IL Annuity, upon the other party's material breach of any provision in the Participation Agreement.

         T. ROWE PRICE FIXED INCOME SERIES, INC. AND T. ROWE PRICE INTERNATIONAL SERIES, INC. These agreements provide for termination: (1) on six months' advance written notice by any party; (2) at IL Annuity's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law; (3) at IL Annuity's option if any Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"); (4) at IL Annuity's option if any Portfolio fails to meet certain diversification requirements of the Code; (5) at the option of the Fund or T. Rowe Price Investment Services, Inc. (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (6) by IL Annuity upon a determination that either the Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (7) by the Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts; (8) by the Fund or the Underwriter upon institution of certain proceedings against IL Annuity; or (9) at IL Annuity's option upon institution of certain administrative proceedings against the Fund or the Underwriter.

         VAN ECK WORLDWIDE INSURANCE TRUST. This agreement provides for termination: (1) on six months' advance written notice by any party; (2) at IL Annuity's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law; (3) at IL Annuity's option if any Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"); (4) at IL Annuity's option if any Portfolio fails to meet certain diversification requirements of the Code; (5) at the option of the Trust or Van Eck Associates Corporation (the "Adviser") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (6) by IL Annuity upon a determination that either the Trust or the Adviser has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (7) by IL Annuity, the Adviser or the Trust, upon institution of certain proceedings against the broker-dealers marketing the Contracts, the Adviser or the Trust; (8) upon a decision by IL Annuity to substitute the Trust's shares with the shares of another investment company; or (9) upon assignment of the Agreement.

                                 VOTING RIGHTS

         The number of your votes is determined by dividing the Contract Value you have in a Variable Account by the net asset value per share of the Portfolio in which that Variable Account invests. For each Annuitant, the number of votes attributable to a Variable Account will be determined by dividing the liability for future variable annuity payments to be paid from that Variable Account by the net asset value per share of the Portfolio in which that Variable Account invests. This liability for future payments is
calculated on the basis of the mortality assumptions.   The assumed investment
rate you selected is used in determining the number of annuity units of that Variable Account credited to the Annuitant's Contract and annuity unit value of that Variable Account on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

         The number of votes available to you or an Annuitant will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Portfolio's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund.

                         SAFEKEEPING OF ACCOUNT ASSETS

         The Company holds the title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

         Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Variable Accounts.

         The officers and employees of the Company are covered by an insurance company blanket bond issued by National Union Fire Insurance Company of Pittsburgh Pennsylvania to Indianapolis Life Insurance Company and its various subsidiaries in the amount of twenty million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

                         DISTRIBUTION OF THE CONTRACTS

         IL Securities, Inc., P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as the distributor for the Contracts. IL Securities, Inc. is wholly-owned by the Indianapolis Life Group of Companies, Inc., which, in turn, is wholly-owned by Indianapolis Life Insurance Company. IL Securities, Inc. is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

         We offer the Contracts to the public on a continuous basis. We do not anticipate discontinuing the offering of the Contracts, but reserve the right to discontinue the offering. Agents who sell the Contracts are licensed by applicable state insurance authorities to sell the Contracts and are registered representatives of IL Securities, Inc. or broker-dealers having selling agreements with IL Securities, Inc. or broker-dealers having selling agreements with such broker-dealers.

         We may pay sales commissions to broker-dealers up to an amount equal to 7.2% of the Premium Payments paid under a Contract. In addition, asset-based trailer commissions of up to 1.25% may be paid. We may also pay up to 1.00% of Premium Payments to IL Securities to compensate it for certain distribution expenses. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. We may also pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "Fees and Charges."

                                 LEGAL MATTERS

         All matters relating to Massachusetts law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Margaret M. McKinney, Vice President, General Counsel and Secretary of the Company. Sutherland, Asbill & Brennan, L.L.P. of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS

         The balance sheets of IL Annuity and Insurance Company as of December 31, 1995 and 1994, and the related statements of income, stockholder's equity, and cash flows for the year ended December 31, 1995 and the two months ended December 31, 1994, and the statement of net assets of IL Annuity and Insurance Co. Separate Account 1 as of December 31, 1995, and the related statements of operations and changes in net assets for the year then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon the authority of such firm as experts in accounting and auditing.

                               OTHER INFORMATION

         A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS

                              Financial Statements

                        IL Annuity and Insurance Company

                        Year ended December 31, 1995 and
                       Two Months Ended December 31, 1994
                      With Report of Independent Auditors

                        IL Annuity and Insurance Company

                              Financial Statements


                  Year ended December 31, 1995 and Two Months
                            Ended December 31, 1994




                                   CONTENTS


Report of Independent Auditors  . . . . . . . . . . . . . . . . . . . .     1

Audited Financial Statements

Balance Sheets  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2
Statements of Income  . . . . . . . . . . . . . . . . . . . . . . . . .     3
Statements of Stockholder's Equity  . . . . . . . . . . . . . . . . . .     4
Statements of Cash Flows  . . . . . . . . . . . . . . . . . . . . . . .     5
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . .     6

                         [ERNST & YOUNG LLP LETTERHEAD]


                         Report of Independent Auditors


Board of Directors
IL Annuity and Insurance Company

We have audited the accompanying balance sheets of IL Annuity and Insurance Company, wholly owned by Indianapolis Life Group of Companies, Inc., (which is wholly owned by Indianapolis Life Insurance Company), as of December 31, 1995 and 1994, and the related statements of income, stockholder's equity, and cash flows for the year ended December 31, 1995 and the two months ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IL Annuity and Insurance Company at December 31, 1995 and 1994, and the results of its operations and its cash flows for the year ended December 31, 1995 and the two months ended December 31, 1994 in conformity with generally accepted accounting principles.




                                               /s/ ERNST & YOUNG LLP


March 22, 1996

                       IL Annuity and Insurance Company

                                Balance Sheets


                                                                  DECEMBER 31
                                                            1995              1994
                                                       -------------------------------
ASSETS
Fixed maturity securities (Note 2)                      $6,478,844         $5,165,662
Cash                                                       440,601            140,266
Accrued investment income                                   81,030             28,875
Prepaid expenses                                                 -            100,000
Goodwill, net of accumulated amortization of $127,769
   in 1995 and $18,253 in 1994                           2,062,550          2,172,066
Separate account assets                                    287,171                  -
                                                        ------------------------------
Total assets                                            $9,350,196         $7,606,869
                                                        ==============================


LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefit reserves                       $    7,500         $        -
   Payable to affiliate (Note 5)                            89,437
   Accounts payable and other liabilities                   68,003                171
   Federal income taxes (Note 3)                                 -              9,395
   Separate account liabilities                            287,171                  -
                                                        ------------------------------
Total liabilities                                          452,111              9,566

Stockholder's equity (Note 4):
   Common stock, $250 par value in 1995; $150
    par value in 1994:
      Authorized and issued--10,000 shares               2,500,000          1,500,000
   Additional paid-in capital                            6,762,659          6,112,659
   Unrealized gains (losses) on investments                206,719            (32,908)
   Retained earnings (deficit)                            (571,293)            17,552
                                                        ------------------------------
Total stockholder's equity                               8,898,085          7,597,303
                                                        ------------------------------
Total liabilities and stockholder's equity              $9,350,196         $7,606,869
                                                        ==============================



See accompanying notes.

                       IL Annuity and Insurance Company

                             Statements of Income



                                                       YEAR ENDED       TWO MONTHS ENDED
                                                     DECEMBER 31 1995   DECEMBER 31 1994
                                                     ----------------   ----------------
   Revenue:
    Investment income                                    $ 402,408            $47,728
    Net realized capital gains                                 936                  -
                                                     -----------------------------------
                                                           403,344             47,728
   Expenses:
    Commissions                                             17,044                  -
    General expenses and other                             772,011              1,904
    Taxes, licenses and fees                                97,527                624
    Amortization of goodwill                               109,516             18,253
                                                     -----------------------------------
                                                           996,098             20,781
                                                     -----------------------------------
   Income (loss) before federal income taxes              (592,754)            26,947
   Federal income taxes (benefit)                           (3,909)             9,395
                                                     -----------------------------------
   Net income (loss)                                     $(588,845)           $17,552
                                                     ===================================



See accompanying notes.

                        IL Annuity and Insurance Company

                       Statements of Stockholder's Equity


                                                                UNREALIZED
                                              ADDITIONAL          GAINS          RETAINED
                                 COMMON       PAID-IN          (LOSSES) ON       EARNINGS
                                  STOCK       CAPITAL          INVESTMENTS       (DEFICIT)    TOTAL
                               -------------------------------------------------------------------------
Balance at November 1, 1994     $1,500,000     $6,112,659        $      -    $        -    $7,612,659
Net income                               -              -               -        17,552        17,552
Change in unrealized losses              -              -         (32,908)            -       (32,908)
                               -------------------------------------------------------------------------
Balance at December 31, 1994    $1,500,000     $6,112,659        $(32,908)   $   17,552    $7,597,303
Net loss                                 -              -               -      (588,845)     (588,845)
Capital contribution             1,000,000        650,000               -             -     1,650,000
Change in unrealized gains               -              -         239,627             -       239,627
                               -------------------------------------------------------------------------
Balance at December 31, 1995    $2,500,000     $6,762,659        $206,719    $ (571,293)   $8,898,085
                               =========================================================================



See accompanying notes.

                        IL Annuity and Insurance Company

                            Statements of Cash Flows



                                                                    YEAR ENDED       TWO MONTHS ENDED
                                                                  DECEMBER 31 1995   DECEMBER 31 1994
                                                                  ------------------------------------
OPERATING ACTIVITIES
Net income (loss)                                                   $(588,845)             $17,552
Adjustments to reconcile net income (loss) to net cash
   used by operating activities:
     Amortization of discount on investments                          (77,287)             (10,386)
     Amortization of goodwill                                         109,516               18,253
     Changes in operating assets and liabilities:
        Accrued investment income                                     (52,155)              51,376
        Prepaid expenses                                              100,000             (100,000)
        Future policy benefit reserves                                  7,500                    -
        Accounts payable and accrued liabilities                      157,269                  171
        Federal income taxes                                           (9,395)               9,395
                                                                  ------------------------------------
Net cash used by operating activities                                (353,397)             (13,639)

INVESTING ACTIVITIES
Sales and maturity of investments                                   5,247,404                    -
Purchase of investments                                            (6,243,672)          (2,922,685)
                                                                  ------------------------------------
Net cash used for investing activities                               (996,268)          (2,922,685)

FINANCING ACTIVITIES
Capital and surplus contributed by parent                           1,650,000                    -
                                                                  ------------------------------------

Net increase (decrease) in cash                                       300,335           (2,936,324)
Cash at beginning of period                                           140,266            3,076,590
                                                                  ------------------------------------
Cash at end of period                                                $440,601             $140,266
                                                                  ====================================



See accompanying notes.

                        IL Annuity and Insurance Company

                         Notes to Financial Statements

                               December 31, 1995


1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION

Effective November 1, 1994, Indianapolis Life Group of Companies, Inc. (ILGC), a wholly owned subsidiary of Indianapolis Life Insurance Company, acquired all of the outstanding stock of Sentry Investors Life Insurance Company (the Company), a stock life insurance company wholly owned by the Sentry Life Insurance Company (Sentry). Prior to the acquisition, Sentry entered into an assumption reinsurance agreement with the Company whereby Sentry assumed all of the insurance in-force and related assets and liabilities from the Company. The effect of the reinsurance agreement was to transfer all of the insurance related assets and liabilities to Sentry, leaving only bonds, cash and state insurance department licenses to be acquired by ILGC. No business was issued by the Company through December 31, 1994. The Company, when acquired by ILGC, was accounted for using the purchase method of accounting which resulted in a new basis of accounting for assets and liabilities of the Company using push down accounting. Accordingly, only operations from the date of acquisition have been presented for 1994. In January 1995, the name of the Company was changed to IL Annuity and Insurance Company.

Preparation of the financial statements requires management to make estimates and assumptions that effect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

ACCOUNTING POLICIES

FIXED MATURITY SECURITIES

Fixed maturity securities are classified as "available-for-sale" securities and are reported at fair value. Fair values are based on quoted market prices. The unrealized gains or losses on these securities are included as a separate component of stockholder's equity unless there is deemed to be an other than temporary decline in value, in which case the loss is charged to income.

                        IL Annuity and Insurance Company

1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (CONTINUED)

CASH

Cash includes cash on hand and demand deposits.

GOODWILL

Goodwill is amortized over the period of 20 years using the straight-line method.

FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves for annuity products represent policy account balances before applicable surrender charges. Interest was credited on annuity products at 5.5%. One annuity product was sold in late 1995.

SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying financial statements.

REVENUE RECOGNITION

Revenue for annuity products will consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against policyholder account balances during the period.

FEDERAL INCOME TAXES

The Company files a stand-alone federal income tax return.

                        IL Annuity and Insurance Company

2. FIXED MATURITY SECURITIES

Fixed maturity securities consist of United States government securities at December 31.

                                        GROSS          GROSS
                     AMORTIZED       UNREALIZED      UNREALIZED          FAIR
                       COST             GAINS          LOSSES            VALUE
                    --------------------------------------------------------------
   1995             $6,272,125       $206,719         $     _          $6,478,844
                    ==============================================================

   1994             $5,198,570       $      _         $32,908          $5,165,662
                    ==============================================================

Fixed maturity securities by date of scheduled maturity consist of the following at December 31, 1995.

                                                     AMORTIZED            FAIR
                                                       COST               VALUE
                                                     ----------------------------
   Due in one year or less                           $3,522,746        $3,527,980
   Due after one year through five years                992,125         1,914,891
   Due after five years through ten years             1,728,336         1,003,010
   Due after ten years                                   28,918            32,963
                                                     ----------------------------
                                                     $6,272,125        $6,478,844
                                                     ============================

3. FEDERAL INCOME TAXES

Significant components of the provision for federal income taxes consist of the following:

                                                           DECEMBER 31
                                                       1995            1994
                                                    --------------------------
   Federal income taxes (benefit) at 35%            $(207,464)        $ 9,431
   Effect of net operating loss                       203,677               -
   Other, net                                            (122)            (36)
                                                    --------------------------
   Federal income taxes (benefit)                   $  (3,909)        $ 9,395
                                                    ==========================

                        IL Annuity and Insurance Company

3. FEDERAL INCOME TAXES (CONTINUED)

At December 31, 1995, the financial statements included deferred tax assets of $219,527, offset by a valuation allowance of $131,326 and deferred tax liabilities of $88,201. At December 31, 1994, the financial statements included $3,969 of deferred tax liabilities. The significant components of the Company's deferred tax assets and liabilities were net operating losses, amortization of goodwill and bond discount and unrealized investment gains and losses.

The deferred tax liability related to the net unrealized gains has been offset by net operating losses for 1995, and the deferred tax asset related to the net unrealized losses was fully reserved with a valuation allowance at December 31, 1994.

At December 31, 1995, the Company has unused federal tax net operating loss carryforwards of $218,154, expiring in the year 2010.

4. STOCKHOLDER'S EQUITY

Massachusetts insurance regulations require the Company to maintain a minimum capital and surplus of $1,200,000. Statutory capital and surplus at December 31, 1995 and 1994 was $6,705,332 and $5,367,711, respectively. Statutory net income (loss) for 1995 and 1994 was $(489,852) and $601,876, respectively.

Generally, the maximum amount of dividends which can be paid to its stockholder without prior approval of the Insurance Commissioner of the State of Massachusetts is 10% of statutory surplus at the prior year end. In 1996, the Company can pay dividends of $420,533 without prior approval of the Insurance Commissioner.

5. RELATED PARTY TRANSACTIONS

The Company was allocated expenses of $607,027 from Indianapolis Life Insurance Company for 1995, in conjunction with expense allocation agreements for various administrative assistance.

                              Financial Statements

                IL Annuity and Insurance Co. Separate Account 1

                          Year ended December 31, 1995
                      with Report of Independent Auditors

                IL Annuity and Insurance Co. Separate Account 1

                              Financial Statements


                          Year ended December 31, 1995



                                    CONTENTS

Report of Independent Auditors  . . . . . . .  . . . . . . . . . . . . . . . 1

Audited Financial Statements

Statement of Net Assets . . . . . . . . . . .  . . . . . . . . . . . . . . . 2
Statement of Operations . . . . . . . . . . .  . . . . . . . . . . . . . . . 3
Statements of Changes in Net Assets . . . . .  . . . . . . . . . . . . . . . 5
Notes to Financial Statements . . . . . . . .  . . . . . . . . . . . . . . . 7

                         [ERNST & YOUNG LLP LETTERHEAD]

                         Report of Independent Auditors

Board of Directors
IL Annuity and Insurance Co.

We have audited the accompanying statement of net assets of IL Annuity and Insurance Co. Separate Account 1 (the Account) as of December 31, 1995, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IL Annuity and Insurance Co. Separate Account 1 at December 31, 1995, the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.



                                               /s/ ERNST & YOUNG LLP





April 9, 1996

                IL Annuity and Insurance Co. Separate Account 1

                            Statement of Net Assets

                               December 31, 1995



                                                                                  VALUE IN
                                                                                ACCUMULATION       UNITS IN
                                                                PERCENT OF       PERIOD AND      ACCUMULATION       UNIT
                                                                NET ASSETS       NET ASSETS         PERIOD          VALUE
                                                              -------------------------------------------------------------
ASSETS
Investments at net asset value:
  Alger American Fund:
     Alger American Midcap Growth Fund--1,391.586
         shares at $19.44 per share (cost--$26,716)                 9.4%         $ 27,052           2,764       $  9.786
     Alger Small Capitalization Fund--419.469 shares at
         $39.41 per share (cost--$16,297)                           5.8            16,531           1,709          9.675

  Fidelity Variable Insurance Products Fund and Fund II:
     Fidelity Asset Manager Fund--132.658 shares at
         $15.79 per share (cost--$2,026)                            0.7             2,095             255          8.224
     Fidelity Contra Fund--4,196.803 shares at $13.78 per
         share (cost--$57,463)                                     20.1            57,832           5,731         10.091
     Fidelity Equity Income Fund--2,087.494 shares at
         $19.27 per share (cost--$40,017)                          14.0            40,226           3,789         10.616
     Fidelity Growth Fund--723.135 shares at $29.20 per
         share (cost--$20,983)                                      7.3            21,116           2,199          9.604
     Fidelity Index 500 Fund--491.347 shares at $75.71 per
         share (cost--$37,081)                                     13.0            37,200           3,538         10.514
     Fidelity Investment Grade Bond Fund--1,369.377
         shares at $12.48 per share (cost--$17,049)                 6.0            17,090           1,668         10.247

  Quest for Value Accumulation Trust:
     Quest Managed Fund--55.472 shares at $30.14 per
         share (cost--$1,641)                                       0.6             1,672             161         10.380
     Quest Small Capitalization Fund--616.496 shares at
         $19.91 per share (cost--$12,157)                           4.3            12,274           1,182         10.388

  T. Rowe Price International Series, Inc.:
     T. Rowe Price International Stock Fund--2,341.482
         shares at $11.33 per share (cost--$26,272)                 9.2            26,529           2,530         10.487

  T. Rowe Price Fixed Income Series, Inc.:
     T. Rowe Price Limited-term Bond Fund--2,953.6
         shares at $5.05 per share (cost--$14,915)                  5.2            14,916           1,485         10.042

  Van Eck Investment Trust:
     Van Eck Gold and Natural Resources Fund--42.41
         shares at $14.42 per share (cost--$613)                    0.2               612              58         10.621
     Van Eck Worldwide Balanced Fund--1,203.866 shares
         at $9.99 per share (cost--$12,015)                         4.2            12,026           1,201         10.010
                                                                ---------------------------
Total investments and net assets (cost--$285,245)                 100.0%         $287,171
                                                                ===========================


See accompanying notes.

                IL Annuity and Insurance Co. Separate Account 1

                            Statement of Operations

                          Year ended December 31, 1995




                                                   ALGER                         FIDELITY
                                                 AMERICAN      ALGER SMALL        ASSET       FIDELITY      FIDELITY     FIDELITY
                                               MIDCAP GROWTH  CAPITALIZATION     MANAGER       CONTRA        EQUITY       GROWTH
                                   COMBINED        FUND            FUND           FUND          FUND      INCOME FUND      FUND
                                   ------------------------------------------------------------------------------------------------
Dividend income                     $     9          $   -          $  -         $   -       $    9         $     -       $   -
Mortality and expense
   charges                               (8)            (3)           (1)            -            -               -           -
Net realized gain on
   investments                           18              -             -             -           18               -           -
Net change in unrealized
   appreciation on investments        1,926            336           234            69          369             209         133
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                        $1,945           $333          $233         $  69       $  396         $   209       $ 133
                                   ================================================================================================

                IL Annuity and Insurance Co. Separate Account 1

                                                        FIDELITY                                           T. ROWE PRICE
                                    FIDELITY INDEX  INVESTMENT GRADE   QUEST MANAGED      QUEST SMALL      INTERNATIONAL
                                       500 FUND         BOND FUND          FUND       CAPITALIZATION FUND    STOCK FUND
                                    -------------------------------------------------------------------------------------
Dividend income                        $   -         $    -             $  -              $   -              $  -
Mortality and expense charges              -              -               (1)                (1)                -
Net realized gain on investments           -              -                -                  -                 -
Net change in unrealized
  appreciation (depreciation)
  on investments                         119             41               31                117               257
                                    -------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                           $ 119         $   41             $ 30              $ 116              $257
                                    =====================================================================================

                                     T. ROWE PRICE   VAN ECK GOLD AND       VAN ECK
                                      LIMITED-TERM       NATURAL           WORLDWIDE
                                       BOND FUND      RESOURCES FUND     BALANCED FUND
                                    ----------------------------------------------------
Dividend income                         $    -            $   -            $   -
Mortality and expense charges                -                -               (2)
Net realized gain on investments             -                -                -
Net change in unrealized
  appreciation (depreciation)
  on investments                             1               (1)              11
                                    ----------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                            $    1            $  (1)           $   9
                                    ====================================================

See accompanying notes.

                IL Annuity and Insurance Co. Separate Account 1

                      Statements of Changes in Net Assets

                          Year ended December 31, 1995





                                                       ALGER AMERICAN    ALGER SMALL
                                                       MIDCAP GROWTH    CAPITALIZATION   FIDELITY ASSET  FIDELITY CONTRA
                                         COMBINED           FUND             FUND         MANAGER FUND         FUND
                                        ---------------------------------------------------------------------------------
Changes from operations:
  Dividend income                         $     9           $    -          $     -          $    -           $    9
  Mortality and expense charges                (8)              (3)              (1)              -                -
  Net realized gain on investments             18                -                -               -               18
  Net change in unrealized
    appreciation (depreciation) on
    investments                             1,926              336              234              69              369
                                        ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 1,945              333              233              69              396
Net increase from contract purchases      285,226           26,719           16,298           2,026           57,435
                                        ---------------------------------------------------------------------------------
Total increase (decrease) in net assets   287,171           27,052           16,531           2,095           57,831
                                        ---------------------------------------------------------------------------------
Net assets at December 31, 1995          $287,171          $27,052          $16,531          $2,095          $57,831
                                        =================================================================================

                                            FIDELITY EQUITY     FIDELITY
                                              INCOME FUND     GROWTH FUND
                                           ------------------------------
Changes from operations:
  Dividend income                               $    -          $    -
  Mortality and expense charges                      -               -
  Net realized gain on investments                   -               -
  Net change in unrealized
    appreciation (depreciation) on
    investments                                    209             133
                                           ------------------------------
Net increase (decrease) in net assets
  resulting from operations                        209             133
Net increase from contract purchases            40,017          20,983
                                           ------------------------------
Total increase (decrease) in net assets         40,226          21,116
                                           ------------------------------
Net assets at December 31, 1995                $40,226         $21,116
                                           ==============================


See accompanying notes.

                IL Annuity and Insurance Co. Separate Account 1

                                                                 FIDELITY                        QUEST SMALL     T. ROWE PRICE
                                             FIDELITY INDEX  INVESTMENT GRADE  QUEST MANAGED    CAPITALIZATION   INTERNATIONAL
                                                500 FUND        BOND FUND           FUND             FUND          STOCK FUND
                                            -----------------------------------------------------------------------------------

Changes from operations:
   Dividend income                              $     -          $     -          $    -          $     -          $     -
   Mortality and expense charges                      -                -              (1)              (1)               -
   Net realized gain on investments                   -                -               -                -                -
   Net change in unrealized
     appreciation (depreciation) on
     investments                                    119               41              31              117              257
                                            -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                        119               41              30              116              257
Net increase from contract purchases             37,081           17,049           1,642           12,158           26,272
                                            -----------------------------------------------------------------------------------
Total increase (decrease) in net assets          37,200           17,090           1,672           12,274           26,529
                                            -----------------------------------------------------------------------------------
Net assets at December 31, 1995                 $37,200          $17,090          $1,672          $12,274          $26,529
                                            ===================================================================================

                                                   T. ROWE PRICE   VAN ECK GOLD AND       VAN ECK
                                                    LIMITED-TERM       NATURAL           WORLDWIDE
                                                     BOND FUND      RESOURCES FUND     BALANCED FUND
                                                  ----------------------------------------------------
Changes from operations:
   Dividend income                                  $      -             $   -            $     -
   Mortality and expense charges                           -                 -                 (2)
   Net realized gain on investments                        -                 -                  -
   Net change in unrealized
     appreciation (depreciation) on
     investments                                           1                (1)                11
                                                  ----------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                               1                (1)                 9
Net increase from contract purchases                  14,915               613             12,018
                                                  ----------------------------------------------------
Total increase (decrease) in net assets               14,916               612             12,027
                                                  ----------------------------------------------------
Net assets at December 31, 1995                     $ 14,916             $ 612            $12,027
                                                  ====================================================


See accompanying notes.

                IL Annuity and Insurance Co. Separate Account 1

                         Notes to Financial Statements

                               December 31, 1995

1. ACCOUNTING POLICIES

THE ACCOUNT

IL Annuity and Insurance Co. Separate Account 1 (the Account) is a segregated investment account of the IL Annuity and Insurance Company (the Company) and is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established under Massachusetts law on November 1, 1994 and commenced operations in November, 1995.

INVESTMENTS

The Account invests in the following Funds:

    Alger American Fund--Midcap Growth Fund, Small Capitalization Fund

    Fidelity Variable Insurance Products Fund and Fund II--Asset Manager Fund, Contra Fund, Equity Income Fund, Growth Fund, Index 500 Fund, Investment Grade Bond Fund

    Quest for Value Accumulation Trust--Managed Fund, Small Capitalization Fund

    T. Rowe Price International Series, Inc.--International Stock Fund

    T. Rowe Price Fixed Income Series, Inc.--Limited-term Bond Fund

    Van Eck Investment Trust--Gold and Natural Resources Fund, Worldwide Balanced Fund

Investments in Funds are stated at the closing net asset value per share on December 31, 1995.

Investment transactions are accounted for on a trade date basis and the cost of investments sold is determined by the average cost method.

DIVIDENDS

Dividends paid to the Account are automatically reinvested in shares of the Funds on the payable date.

                IL Annuity and Insurance Co. Separate Account 1

1. ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a "life insurance company" as defined by the Internal Revenue Code. Using current law, no federal income taxes are payable with respect to the Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE

Amounts are paid to the Company for mortality and expense guarantees at the rate of 0.003404% of the current value of the Account per day (1.25% on an annual basis). The Account also pays the Company for other expenses such as contract fees ($7.50 per contract at the end of each quarter), and asset-based administration and investment advisory fees (.15% on an annual basis).

Accordingly, the Company is responsible for all sales, general and administrative expenses applicable to the Account.

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of investments purchased and sold were as follows:

                                                          AGGREGATE COST OF
                                                       PURCHASES         SALES
                                                      --------------------------
    Alger American Midcap Growth Fund                  $  28,694        $ 1,978
    Alger Small Capitalization Fund                       16,298              1
    Fidelity Asset Manager Fund                            4,030          2,004
    Fidelity Contra Fund                                  59,468          2,005
    Fidelity Equity Income Fund                           40,017              -
    Fidelity Growth Fund                                  22,984          2,001
    Fidelity Index 500 Fund                               37,081              -
    Fidelity Investment Grade Bond Fund                   17,049              -
    Quest Managed Fund                                     1,641              -
    Quest Small Capitalization Fund                       14,181          2,024
    T. Rowe Price International Stock Fund                26,272              -
    T. Rowe Price Limited-term Bond Fund                  14,915              -
    Van Eck Gold and Natural Resources Fund                  613              -
    Van Eck Worldwide Balanced Fund                       13,018          1,003
                                                      --------------------------
                                                        $296,261        $11,016
                                                      ==========================

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

(a)              Financial Statements

                 All required financial statements are included in Part B of this Registration Statement.

(b)              Exhibits

                 (1) Certified resolution of the Board of Directors of IL Annuity and Insurance Company (the "Company") authorizing establishment of IL Annuity and Insurance Co. Separate Account 1 (the "Separate Account").1/

                 (2)      Not applicable.

                 (3)      (a)     Form of Distribution Agreement among the
                                  Company, the Separate Account and IL
                                  Securities, Inc.  ("IL Securities").2/

                          (b) Form of Sales Agreement among the Company, IL Securities, Inc. and a broker-dealer.2/

                 (4)      (a)     (i)      Form of Contract for the Visionary
                                           Flexible Premium Deferred Variable
                                           Annuity.2/

                                  (ii)     Form of Contract for the Visionary
                                           Choice Flexible Premium Deferred
                                           Variable Annuity.4/

                          (b) Form of Qualified Plan Endorsement, IRA Endorsement, Endorsement for Qualified 403(b) Annuity, Unisex Rider, Additional Waiver of Withdrawal Charge Rider - Hospitalization, Additional Waiver of Withdrawal Charge Rider
                                  - Terminal Illness, Additional Waiver of
                                  Withdrawal Charge Rider - Long Term Care,
                                  Additional Waiver of Withdrawal Charge Rider
                                  - Post Secondary Education.1/

                 (5)      (a)     Form of Application for the Visionary
                                  Flexible Premium Deferred Variable Annuity.2/

                          (b) Form of Application for the Visionary Choice Flexible Premium Deferred Variable Annuity.4/

                 (6)      (a)     Articles of Incorporation of IL Annuity and
                                  Insurance Company.1/

                          (b)     By-Laws of IL Annuity and Insurance
                                  Company.1/

                 (7)      Not Applicable.

                 (8)      (a)     Form of Participation Agreement between
                                  Fidelity Variable Insurance Products Fund and
                                  IL Annuity and Insurance Company.2/

                          (b) Form of Participation Agreement between Fidelity Variable Insurance Products Fund II and IL Annuity and Insurance Company.2/

                          (c) Form of Participation Agreement between Van Eck Investment Trust and IL Annuity and Insurance Company.2/

                          (d) Form of Participation Agreement between T. Rowe Price International Series, Inc. and IL Annuity and Insurance Company.2/

                          (e) Form of Participation Agreement between T. Rowe Price Fixed Income Series, Inc. and IL Annuity and Insurance Company.2/

                          (f) Form of Participation Agreement between Quest for Value Accumulation Trust and IL Annuity and Insurance Company.2/

                          (g) Form of Participation Agreement between The Alger American Fund and IL Annuity and Insurance Company.2/

                          (h) Form of Services Agreement between Financial Administration Services, Inc. and IL Annuity and Insurance Company.2/

                 (9)      Opinion and Consent of Margaret M. McKinney,
                          Esquire.1/

                 (10)     (a)     Consent of Sutherland, Asbill & Brennan,
                                  L.L.P.4/

                          (b)     Consent of Ernst & Young LLP.4/

                 (11)     No financial statements will be omitted from Item 23.

                 (12)     Not applicable.

                 (13)     Not applicable.

                 (14)     Not applicable.

                 (15)     Powers of Attorney.1/ 3/

------------------------
1/               Incorporated by reference to the like-numbered exhibit to the initial filing of this Form N-4 Registration Statement of IL Annuity and Insurance Co. Separate Account 1, File No. 33-89028 (January 31, 1995).

2/               Incorporated by reference to the like-numbered exhibit to
Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement of IL Annuity and Insurance Co. Separate Account 1, File No. 33-89028 (August 29,
1995).

3/               Incorporated by reference to the like-numbered exhibit to
Post-Effective Amendment No. 1 to this Form N-4 Registration Statement of IL Annuity and Insurance Co. Separate Account 1, File No. 33-89028 (April 26,
1996).

4/               Filed herewith.



ITEM 25.         DIRECTORS AND OFFICERS OF IL ANNUITY AND INSURANCE COMPANY

Name and Principal Business Address*               Position and Office with Depositor
------------------------------------               ----------------------------------

Larry R. Prible                                    Chairman of the Board and Director
Gregory J. Carney                                  President, Chief Executive Officer and
                                                     Director
Margaret M. McKinney                               Secretary and Director
William L. Boyd                                    Director
John J. Fahrenbach                                 Director
Garrett P. Ryan                                    Director
Gene E. Trueblood                                  Treasurer
Rebecca Rissen                                     Assistant Secretary

-----------
* Unless otherwise indicated, the principal business address is 2960 North Meridian Street, Indianapolis, Indiana 46208.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   Percent of Voting
Name                              Jurisdiction     Securities Owned          Principal Business
----                              ------------     ------------------        ------------------

Indianapolis Life                 Indiana          Mutual Company            Life & Health Insurance
   Insurance Company*
   ("Indianapolis Life")

The Indianapolis Life Group       Indiana          All voting securities     Holding Company
   of Companies, Inc.                              owned by Indianapolis
   ("The Indianapolis Group")                      Life

IL Securities, Inc.*              Indiana          All voting securities     Broker/Dealer
                                                   owned by The
                                                   Indianapolis Group

IL Term Insurance Company*        Indiana          All voting securities     Life & Health Insurance
                                                   owned by The
                                                   Indianapolis Group

Bankers Life Insurance            New York         All voting securities     Life & Health Insurance
   Company of New York*                            owned by The
                                                   Indianapolis Group

Western Security Life             Arizona          All voting securities     Life & Health Insurance
   Insurance Company*                              owned by Indianapolis
                                                   Life

----------
*  File Separate Financial Statements.

ITEM 27.         NUMBER OF CONTRACTOWNERS

                 As of August 1, 1996, there were a total of 264 Visionary Contracts in force -- 116 non-qualified and 148 qualified. No Visionary Choice Contracts have been sold.

ITEM 28.         INDEMNIFICATION

                 The By-Laws of IL Annuity and Insurance Company provide, in
Article X, as follows:

                                  ARTICLE X
                  INDEMNIFICATION OF DIRECTORS AND OFFICERS

                 Any director or officer or his legal representative shall be indemnified by the Company against reasonable expenses including the cost of any settlement and counsel fees paid or incurred in connection with any action, suit or proceeding to which any such director or officer or his legal representative may be made a party by reason of his being or having been such director or officer, provided it shall not be determined by a final determination thereof on the merits that such director or officer was in any substantial way derelict in the performance of his duties, or provided that such action, suit or proceeding shall be settled without a final determination on the merits and it shall be determined that such officer or director had not in any substantial way been derelict in the performance of his duties as charged therein, such determination to be made by a majority of the members of the Board of Directors who were not parties to such action, suit or proceedings, though less than a quorum, or by any one or more disinterested persons to whom the question may be referred by the Board of Directors. The foregoing right of indemnification shall not be exclusive of any other rights to which any director or officer may be entitled as a matter of law or which may be lawfully granted to him.

                 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.         PRINCIPAL UNDERWRITER

(a)              IL Securities, Inc. is the registrant's principal underwriter.

(b) Officers and Directors of IL Securities, and their addresses, are as follows:

Name and Principal                Positions and Offices                      Positions and Offices
Business Address*                 With the Underwriter                       with Registrant
------------------                ---------------------                      ---------------

Larry R. Prible                   Chairman of the Board                      Chairman of the Board
Gregory J. Carney                 President, Chief Executive                 President, Chief Executive
                                  Officer and Director                       Officer and Director
Margaret M. McKinney              Secretary and Director                     Secretary and Director
William L. Boyd                   Director                                   Director
John J. Fahrenbach                Director                                   Director
Garrett P. Ryan                   Director                                   Director
Joe C. Lowe                       Vice-President                             None
Gene E. Trueblood                 Treasurer                                  Treasurer

------------
*  All of the persons listed above have as their principal business address:
P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208.

(c)

(1)                       (2)                      (3)                       (4)                      (5)
Name of          Net Underwriting
Principal        Discounts and             Compensation on          Brokerage
Underwriter      Commissions               Redemption               Commissions               Compensation
-----------      -----------               ---------------          -------------             ------------
IL Securities, Inc.       0                        0                         0                $2,900.68

Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into a selling agreement with the principal underwriter, or broker-dealers having selling agreements with such broker-dealers with respect to the sales of the Visionary Contracts.

ITEM 30.         LOCATION OF BOOKS AND RECORDS

                 All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by IL Annuity and Insurance Company at its home office and by _________________________, Administrator, at
___________________________________.

ITEM 31.         MANAGEMENT SERVICES

                 All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.         UNDERTAKINGS AND REPRESENTATIONS

                 (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

                 (b)      The registrant undertakes that it will include either
                          (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to IL Annuity and Insurance Company for a statement of additional information.

                 (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

                 (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IL Annuity and Insurance Co. Separate Account 1, has caused this Post-Effective Amendment No. 2 to its registration statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana, on this 15th day of October, 1996.


                                        IL ANNUITY AND INSURANCE CO.
                                        SEPARATE ACCOUNT 1 (Registrant)


Attest:  /s/ Margaret M. McKinney           By:  /s/ Gregory J. Carney
         ------------------------                ---------------------
         Margaret M. McKinney                    Gregory J. Carney
                                                 President

                                            By:  IL ANNUITY AND INSURANCE
                                                 COMPANY (Depositor)

Attest:  /s/ Margaret M. McKinney           By:  /s/ Gregory J. Carney
         ------------------------                ---------------------
         Margaret M. McKinney                    Gregory J. Carney
                                                 President



                 As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

                 Signature                 Title                             Date
                 ---------                 -----                             ----

                           *      Chairman of the Board and         October 17, 1996
---------------------------                 Director
Larry R. Prible


                           *      President, Chief Executive        October 17, 1996
---------------------------         Officer and Director
Gregory J. Carney


                           *      Treasurer                         October 17, 1996
---------------------------       (Principal Financial Officer)
Gene E. Trueblood


                           *      Controller                        October 17, 1996
---------------------------       (Chief Accounting Officer)
Richard G. Darragh


                           *      Secretary and Director            October 17, 1996
---------------------------
Margaret M. McKinney

                           *               Director                 October 17, 1996
---------------------------
William L. Boyd


                           *               Director                 October 17, 1996
---------------------------
John J. Fahrenbach


                           *               Director                 October 17, 1996
---------------------------
Garrett P. Ryan


/s/ Margaret M. McKinney                   On October 17, 1996, as Attorney-in-Fact pursuant
--------------------------        to powers of attorney previously filed and filed herewith,
* By Margaret M. McKinney         and in her own capacity as Secretary and Director.

                                 EXHIBIT INDEX


                 (4)      (a)     (ii)     Form of Contract for the Visionary
                                           Choice Flexible Premium Deferred
                                           Variable Annuity.

                 (5)      (b)     Form of Application for the Visionary Choice
                                  Flexible Premium Deferred Variable Annuity.

                 (10)     (a)     Consent of Sutherland, Asbill & Brennan,
                                  L.L.P.

                          (b)     Consent of Ernst & Young LLP.